SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (NO. 2-39334)

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 82

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 67

MML SERIES INVESTMENT FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

1295 State Street, Springfield, Massachusetts 01111

(413) 788-8411

Name and Address of Agent for Service

Andrew M. Goldberg, Esq.

Vice President, Secretary and Chief Legal Officer

MML Series Investment Fund

1295 State Street

Springfield, Massachusetts 01111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

The Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing become effective December 6, 2011, pursuant to paragraph (b) of Rule 485.

TO THE SECURITIES AND EXCHANGE COMMISSION:

Registrant submits this Post-Effective Amendment No. 82 to its Registration Statement No. 2-39334 under the Securities Act of 1933 and this Amendment No. 67 to its Registration Statement No. 811-02224 under the Investment Company Act of 1940. This Post-Effective Amendment relates only to the MML Focused Equity Fund and MML Fundamental Growth Fund. No other information relating to any other series of the Registrant is amended or superceded hereby.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Funds.

•	MML Focused Equity Fund

seeks growth of capital over the long-term.

•	MML Fundamental Growth Fund

seeks long-term growth of capital.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 6, 2011

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MML Focused Equity Fund (Service Class I shares not currently available)

INVESTMENT OBJECTIVE

The Fund seeks growth of capital over the long-term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II	Service Class I
Management Fee	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses(1)	.17%	.17%
Total Annual Fund Operating Expenses	.92%	1.17%
Expense Reimbursement	(.02%)	(.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.90%	1.15%
(1)	Other Expenses are based on estimated amounts for the first full fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .90% and 1.15% for Class II and Service Class I shares, respectively. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class II	$92	$291
Service Class I	$117	$369

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadviser, Harris Associates L.P. (“Harris”), believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities, and will not invest more than 5% of its total assets in emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

In selecting equity investments for the Fund, Harris uses a value investment philosophy. This investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s intrinsic or true business value. Harris seeks to identify companies that it believes have discounted stock prices compared to the companies’ true business values. By “true business value,” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris usually sells a stock when the price approaches its estimated worth. This means that

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Harris sets specific “buy” and “sell” targets for each stock held by the Fund. Harris also monitors each holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals.

Although Harris may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The Fund had not begun operations as of the date of this prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

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MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Harris Associates L.P.

Portfolio Managers:

Robert M. Levy, CFA is the Chairman and Chief Investment Officer, Domestic Equity at Harris. He has managed the Fund since its inception.

Michael J. Mangan, CFA, CPA is a Portfolio Manager at Harris. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. The methods that can be used to redeem Fund shares are subject to the variable contract issuing company.

TAX INFORMATION

Dividends and capital gain distributions are paid to the insurance company separate accounts. Variable life insurance and variable annuity contract owners should refer to the variable life insurance or variable annuity product prospectus or consult with their own tax adviser for information regarding the tax consequences of their investment.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) or other intermediary for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable insurance contract or may create a conflict of interest by influencing the insurance company or other intermediary to recommend the variable insurance contract over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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MML Fundamental Growth Fund (Service Class I shares not currently available)

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II	Service Class I
Management Fee	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses(1)	.17%	.17%
Total Annual Fund Operating Expenses	.87%	1.12%
Expense Reimbursement	(.02%)	(.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.85%	1.10%
(1)	Other Expenses are based on estimated amounts for the first full fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .85% and 1.10% for Class II and Service Class I shares, respectively. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class II	$87	$274
Service Class I	$112	$353

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in domestic equity securities that the Fund’s subadviser, Wellington Management Company, LLP (“Wellington Management”), believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up stock selection process that utilizes fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Wellington Management seeks to identify diversified sources of return based on its assessment of individual companies against the context of broader market factors by evaluating and ranking each stock on a consistent set of growth, quality, and valuation criteria.

In pursuing its investment objective, Wellington Management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Wellington Management believes a security could increase in value as a result of a

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change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Although Wellington Management may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The Fund had not begun operations as of the date of this prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

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MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Wellington Management Company, LLP

Portfolio Manager:

Paul E. Marrkand, CFA is a Senior Vice President and Equity Portfolio Manager at Wellington Management. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. The methods that can be used to redeem Fund shares are subject to the variable contract issuing company.

TAX INFORMATION

Dividends and capital gain distributions are paid to the insurance company separate accounts. Variable life insurance and variable annuity contract owners should refer to the variable life insurance or variable annuity product prospectus or consult with their own tax adviser for information regarding the tax consequences of their investment.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) or other intermediary for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable insurance contract or may create a conflict of interest by influencing the insurance company or other intermediary to recommend the variable insurance contract over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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Additional Information Regarding Investment Objectives and Principal Investment Strategies

Changes to Investment Objectives and Strategies. Each Fund’s investment objective and strategies are non-fundamental and may be changed by the Board of Trustees (the “Trustees”) without shareholder approval.

Note Regarding Percentage Limitations. All percentage limitations on investments in this Prospectus will apply at the time of investment, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) With respect to a Fund whose name suggests that the Fund focuses its investments in a particular type of investment or investments, or in investments in a particular industry or group of industries, and that has adopted a policy under Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), such Fund’s policy to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days’ prior written notice to shareholders. References in the discussion of these Funds’ investment policies to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by the Fund for investment purposes.

Credit Ratings. Security ratings are determined at the time of investment based on ratings published by nationally recognized statistical rating organizations; if a security is not rated, it will be deemed to have the same rating as a security determined by the investment adviser or subadviser to be of comparable quality. Unless otherwise stated, if a security is rated by more than one nationally recognized statistical rating organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase.

Temporary Defensive Positions. At times, a Fund’s investment adviser or subadviser may determine that market conditions make pursuing a Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, the investment adviser or subadviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of a Fund’s assets. In implementing these defensive strategies, a Fund may hold assets without limit in cash and cash equivalents and in other investments that the investment adviser or subadviser believes to be consistent with the Fund’s best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

Portfolio Turnover. Changes are made in a Fund’s portfolio whenever the investment adviser or subadviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. A high portfolio turnover rate will result in higher costs from brokerage commissions, dealer-mark-ups, bid-ask spreads, and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently (short-term capital gains generally receive less favorable tax treatment in the hands of shareholders than do long-term capital gains). Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth in the fee tables but do have the effect of reducing a Fund’s investment return.

Non-Principal Investments; Use of Derivatives; Securities Loans; Repurchase Agreements. A Fund may hold investments that are not included in its principal investment strategies. These non-principal investments are described in the Statement of Additional Information (“SAI”) or below under “Additional Information Regarding Principal Risks.” A Fund also may choose not to invest in certain securities described in this Prospectus and in the SAI, even though it has the ability to do so. A Fund may engage in derivatives transactions that are not a part of its principal investment strategies. A Fund may use derivatives for hedging purposes, as a substitute for direct investment, to earn additional income, to adjust portfolio characteristics, to gain exposure to securities or markets in which it might not be able to invest directly, to provide asset/liability management, or to take long or short positions on one or more equity securities or foreign currencies. Derivatives transactions

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may include, by way of example, foreign currency exchange transactions, options, futures contracts, interest rate swaps, total return swaps, credit default swaps, and hybrid instruments. Use of derivatives may give rise to investment leverage. See “Additional Information Regarding Principal Risks,” below, and the SAI for more information regarding those transactions.

A Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. A Fund may enter into securities loans and repurchase agreements as a non-principal investment strategy.

Risk of Substantial Redemptions. If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund’s net asset value (“NAV”) per share; in addition, a substantial reduction in the size of a Fund may make it difficult for the investment adviser or subadviser to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the prices of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by the investment adviser or subadviser in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.

Foreign Securities. The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Funds intend to construe geographic terms such as “foreign,” “non-U.S.,” “European,” “Latin American,” “Asian,” and “emerging markets” in the manner that affords to the Funds the greatest flexibility in seeking to achieve the investment objective(s) of the relevant Fund. Specifically, in circumstances where the investment objective and/or strategy is to invest (a) exclusively in “foreign securities,” “non-U.S. securities,” “European securities,” “Latin American securities,” “Asian securities,” or “emerging markets” (or similar directions) or (b) at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i) the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii) the securities are traded principally in the country or region suggested by the Relevant Language; or

(iii) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Funds intend to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of a Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, a Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii), and (iii).

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

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Additional Information Regarding Principal Risks

The Funds, by themselves, generally are not intended to provide a complete investment program. Investment in the Funds is intended to serve as part of a diversified portfolio of investments. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks.” These Principal Risks are summarized in this section. All Funds could be subject to additional risks (which the Funds have not currently identified as principal risks). Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

The SAI contains further information about the Funds, their investments and their related risks.

•	Cash Position Risk

A Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. A Fund’s investment adviser or subadviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of the Funds’ net assets. To the extent a Fund holds assets in cash and otherwise uninvested, the ability of the Fund to meet its objective may be limited.

•	Convertible Securities Risk

Convertible securities are debt securities that may be converted at either a stated price or stated rate into shares of common or preferred stock, and so are subject to the risks of investments in both debt securities and equity securities. Due to the conversion feature, convertible debt securities generally yield less than non-convertible securities of similar credit quality and maturity. The values of convertible securities tend to decline as interest rates rise. In addition, because of the conversion feature, the market values of convertible securities tend to vary with fluctuations in the market values of the underlying preferred and common stocks. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Currency Risk

Because foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies, or, for certain Funds, to generate additional returns by buying currencies in excess of underlying equities when opportunities arise. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency,

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which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.

•	Emerging Markets Risk

Investing in emerging market securities poses risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks may include, for example, smaller market-capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.

Additional risks of emerging market securities may include greater social, economic, and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.

•	Foreign Investment Risk

Investments in foreign securities entail a variety of risks. Funds investing in foreign securities and instruments may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental

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entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to a Fund’s investments in foreign securities. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.

Some Funds may also invest in foreign securities known as depositary receipts, in the form of ADRs, EDRs, GDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, a foreign security. An EDR or a GDR is similar but is issued by a non-U.S. bank. Depositary receipts are subject to the same risks as direct investment in foreign securities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Funds may invest in both sponsored and unsponsored depositary receipts. Unsponsored depositary receipts are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

•	Growth Company Risk

Growth company securities tend to be more volatile in terms of price swings and trading volume than many other types of equity securities. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies are subject to the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Liquidity Risk

Liquidity risk is the risk that particular investments may be difficult to sell or terminate at favorable prices or times. The ability of a Fund to dispose of such illiquid positions at advantageous prices may be greatly limited, and a Fund may have to continue to hold such positions during periods when the investment adviser or subadviser otherwise would have sold them. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the investment adviser or subadviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Fund may be forced to sell large amounts of securities or terminate outstanding transactions more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities or terminate the transactions in more orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s NAV.

•	Management Risk

Each Fund is subject to management risk because it relies on the investment adviser’s and/or subadviser’s abilities to achieve its investment objective. A Fund’s investment adviser or subadviser manages the Fund based on its assessment of economic, financial, and market factors and its investment judgment. The

–  16  –

investment adviser or subadviser may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. A Fund’s investment adviser or subadviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result. Management risk includes the risk that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives, or that the timing of movements from one type of security to another could have a negative effect on the overall investment performance of the Fund.

•	Market Risk

The values of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable broad market developments, which may affect securities markets generally or particular industries, sectors, or issuers. The values of a Fund’s investments may decline as a result of a number of such factors, including actual or perceived changes in general economic and market conditions, changes in interest rates, currency rates, or other rates of exchange, and changes in economic and competitive industry conditions. The possibility that security prices in general will decline over short or even extended periods subjects a Fund to unpredictable declines in the value of its shares, as well as potentially extended periods of poor performance.

•

Equity Markets Risk.  Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

•	Non-Diversification Risk

A “non-diversified” mutual fund may purchase larger positions in a smaller number of issuers than may a diversified mutual fund. Therefore, an increase or decrease in the value of the securities of a single issuer may have a greater impact on the Fund’s NAV.

•	Preferred Stock Risk

Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, if interest rates rise, the dividends on preferred stocks may be less attractive, causing the prices of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Smaller and Mid-Cap Company Risk

Smaller companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s investment adviser or subadviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap

–  17  –

companies are larger than smaller companies, they may be subject to many of the same risks.

•	Valuation Risk

Due to the nature of some Fund’s investments and the market environment, a portion of a Fund’s assets may be valued at fair value pursuant to guidelines established by the Trustees. A Fund’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. To the extent a Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the Fund would receive upon sale of a security. In addition, to the extent a Fund sells a security at a price lower than the price it has been using to value the security, its NAV will be adversely affected. If a Fund has overvalued securities it holds, you may pay too much for the Fund’s shares when you buy into the Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

•	Value Company Risk

A Fund may purchase some equity securities at prices below what the investment adviser or subadviser believes to be their fundamental value. The Funds bear the risk that the price of these securities may not increase to reflect what the investment adviser or subadviser believes to be their fundamental value or that the investment adviser or subadviser may have overestimated their fundamental value or that it may take a substantial period of time to realize that value.

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Management of the Funds

Investment Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2010, MassMutual, together with its subsidiaries, had assets under management of approximately $448.3 billion.

Each Fund pays MassMutual an investment management fee based on a percentage of its average daily net assets as follows: MML Focused Equity Fund, .75%; and MML Fundamental Growth Fund, .70%.

A discussion regarding the basis for the Trustees approving any investment advisory contract of the Funds will be available in the Funds’ annual report to shareholders dated December 31, 2011.

Subadvisers and Portfolio Managers

MassMutual contracts with the following subadvisers to help manage the Funds. Subject to the oversight of the Trustees, MassMutual has the ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

Harris Associates L.P. (“Harris”), located at 2 North LaSalle Street, Chicago, Illinois 60602, manages the investments of the MML Focused Equity Fund. Harris is a limited partnership managed by its general partner, Harris Associates, Inc. (“HAI”). Harris and HAI are wholly-owned subsidiaries of Natixis Global Asset Management, L.P., which is an indirect subsidiary of Natixis Global Asset Management U.S. (“NGAM”). NGAM is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. Together with its predecessor firms, Harris has advised and managed mutual funds since 1970. Harris managed approximately $69 billion in assets as of June 30, 2011.

Robert M. Levy, CFA

is primarily responsible for the day-to-day management of the MML Focused Equity Fund. Mr. Levy is the Chairman and Chief Investment Officer, Domestic Equity, of Harris. He has managed other investment portfolios under the focused equity strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc.

Michael J. Mangan, CFA, CPA

assists Mr. Levy in the day-to-day management of the MML Focused Equity Fund. Mr. Mangan is a Portfolio Manager at Harris and has over 23 years of investment experience. He joined the firm in 1997.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, manages the investments of the MML Fundamental Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2011, Wellington Management had investment management authority with respect to approximately $676 billion in assets.

Paul E. Marrkand

is the portfolio manager of the MML Fundamental Growth Fund. Mr. Marrkand is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2005.

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The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission (“SEC”) to permit MassMutual to change subadvisers or hire new subadvisers for a number of the series of MML Series Investment Fund (the “Trust”) from time to time without obtaining shareholder approval. (In the absence of that exemptive relief, shareholder approval might otherwise be required.) Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a subadviser in a quick, efficient and cost effective fashion when, for example, the subadviser’s performance is inadequate or the subadviser no longer is able to meet a Trust series’ investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new subadviser, an information statement describing the new subadviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, this exemptive relief is available to each Fund.

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About the Classes of Shares

Each Fund offers two classes of shares: Class II and Service Class I shares. Class II shares and Service Class I shares are available in connection with variable annuity contracts issued by registered separate accounts owned by MassMutual or its life insurance affiliates, certain variable life insurance policies issued by registered separate accounts owned by MassMutual or its life insurance affiliates, and in connection with certain privately offered separate investment accounts owned by MassMutual or its life insurance affiliates.

The different Classes have different fees and expenses resulting from their separate arrangements for administrative, shareholder and distribution services but that are not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact your registered representative.

Except as described below, all Classes of shares of the Funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class that has adopted a Rule 12b-1 plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because the Classes will have different expenses, they will likely have different share prices.

Distribution Plan

Service Class I shares are sold at NAV per share without an initial sales charge. Therefore, 100% of the investor’s money is invested in the Fund or Funds of the investor’s choice. The Funds have adopted a Rule 12b-1 Plan for Service Class I shares of the Funds. Under the Plan, each Fund is permitted to pay distribution and service fees at the annual rate not to exceed 0.35%, in the aggregate, of that Fund’s average daily net assets attributable to Service Class I shares. However, each Fund currently pays distribution and service fees at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Service Class I shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Service Class I shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Service Class I shareholders and/or maintaining Service Class I shareholder accounts and for related expenses.

Initially, all payments under the Plan will be made by the Funds to MML Distributors, LLC (the “Distributor”), which will, in turn, pay out all of the amounts it receives. The Distributor will pay substantially all of the amounts it receives to MassMutual, which will be used to pay continuing compensation for services provided by MassMutual agents and third party firms. The remaining portion will be paid to MassMutual as compensation for its promotional services in respect of the Funds, and to reimburse MassMutual for expenses incurred by it in connection with promoting the Funds. It is expected that all payments under the Plan will be made to MassMutual, which will disburse or retain amounts from those payments solely at the instruction of the Distributor.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Service Class I shares and may cost you more than other types of sales charges.

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Buying and Redeeming Shares

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise due to differences in tax treatment and other considerations between owners of the variable life insurance contracts and owners of the variable annuity contracts. The Funds’ Trustees follow monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for the separate accounts.

The shares of each Fund are sold at their NAV, without the deduction of any selling commission or “sales load” (see “Determining Net Asset Value” below). Your purchase order will be priced at the next NAV calculated after your order is received in good form by the Funds or MassMutual. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one Business Day) and can suspend purchases if it is in their best interest. A “Business Day” is every day the New York Stock Exchange (“NYSE”) is open.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

The Funds redeem their shares at their next NAV computed after your redemption request is received in good form by the Funds or MassMutual. You will usually receive payment for your shares within seven days after your written redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Funds determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, a Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Frequent Trading Policies

The Funds are not designed to serve as vehicles for frequent trading or market timing trading activity. The Funds consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all of a Fund’s shareholders, including long-term shareholders who do not engage in these activities. Any Funds investing in foreign securities, small capitalization securities and below investment grade securities (also known as “junk” or “high yield” bonds), may be particularly susceptible to frequent trading and market timing activities and their resulting disruptions due to the difficulty of pricing such securities.

The Funds’ shareholders are separate investment accounts of variable life insurance and variable annuity contracts sponsored by MassMutual and certain of its affiliates. In the case of each Fund, the separate accounts aggregate the purchase and sale information of individual contract holders and provide the information to each Fund on a net basis.

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Accordingly, it is difficult or impossible for the Funds to determine if a particular contract holder is engaging in frequent trading or market timing activities, and the Funds do not impose specific restrictions on trading of Fund shares in order to deter such activities.

Instead, as a result of these limitations, the Funds rely on the capabilities, policies and procedures of MassMutual to discourage frequent trading and market timing trading activity, and not to accommodate frequent purchases and sales of shares within a Fund or transfers of shares between Funds. MassMutual has adopted policies and procedures to help identify those individuals or entities that may be engaging in frequent trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent frequent trading and the market timing of Funds among the subaccounts of the separate accounts, there can be no assurance that MassMutual will be able to identify all those who trade frequently or employ a market timing strategy, and curtail their trading in every instance.

If MassMutual determines that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, MassMutual will not allow the contract owner to submit transfer requests by overnight mail, facsimile transmissions, telephone, internet, or any other type of electronic medium. Additionally, MassMutual may reject any single trade that MassMutual determines to be abusive or harmful to a Fund. It is possible that activity that MassMutual determines is not frequent trading or market timing may nonetheless adversely affect long-term shareholders of the Funds.

MassMutual, in the future, may take various restrictive actions designed to prevent the employment of a frequent trading or market timing strategy, including not accepting transfer instructions from a contract owner or other person authorized to conduct a transfer; limiting the number of transfer requests that can be made during a contract year; and requiring the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund. MassMutual will apply any restrictive action it takes uniformly to all contract owners it believes are employing a frequent trading or market timing strategy. As noted above, however, these restrictive actions may not be effective in deterring frequent trading or market timing activity. For more information on restrictions specific to your variable annuity and/or variable life insurance contracts, please see the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.

Determining Net Asset Value

The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the NYSE, on each day the NYSE is open for trading. The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. The NYSE currently is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on occasion is closed early or entirely due to weather or other conditions. Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing NAVs as reported on each Business Day. Investments are marked to market daily based on values provided by third-party vendors or market

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makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Trustees, and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the Business Day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each Business Day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the NYSE is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

The Funds’ valuation methods are more fully described in the SAI.

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Assuming the Funds so qualify, the Funds will not be subject to federal income tax on any net income or any capital gains that are distributed or deemed to have been distributed in a timely manner to shareholders.

Distributions, if any, are declared and paid annually by each Fund. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s NAV on the first Business Day after the record date for the distribution, at the option of the shareholder.

Generally, owners of variable life insurance and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. Each Fund intends to comply with these requirements. If a Fund does not meet these requirements, income from the

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contracts would be taxable currently to the holders of such contracts.

A Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the SAI for more information regarding the tax treatment of the Funds. For a discussion of the tax consequences of variable annuity and variable life insurance contracts, please refer to the prospectus for the applicable contract.

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Performance for Similar Accounts

Similar account performance for the subadvisers is provided solely to illustrate that subadviser’s performance in managing portfolios with investment objectives, policies and investment strategies substantially similar to the Fund managed by the subadviser. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar account performance is not indicative of future rates of return. Prior performance of the subadvisers is no indication of future performance of the Funds. In addition, for each of the subadvisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

MML Focused Equity Fund

Harris Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Harris for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

Highest Quarter:	1Q ’01,	26.28%	Lowest Quarter:	4Q ’10,	-25.43%

Harris Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2010)

The table compares Harris’ investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The Harris composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
Harris Composite
Class II	19.53%	7.06%	10.01%
Service Class I	19.51%	7.04%	9.99%

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	1.83%

* Performance shown is a composite of all portfolios managed by Harris with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class II expenses. The composite performance is provided solely to illustrate Harris’ performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Harris is not indicative of future performance of the Fund.

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MML Fundamental Growth Fund

Wellington Management Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Wellington Management for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

Highest Quarter:	1Q ’01,	17.27%	Lowest Quarter:	4Q ’10,	-21.47%

Wellington Management Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2010)

The table compares Wellington Management’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The Wellington Management composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
Wellington Management Composite
Class II	19.65%	5.20%	3.14%
Service Class I	19.36%	4.94%	2.88%

Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%

* Performance shown is a composite of all portfolios managed by Wellington Management with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class II expenses. The composite performance is provided solely to illustrate Wellington Management’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund is subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Wellington Management is not indicative of future performance of the Fund.

Index Descriptions

The Russell 1000 Index is a widely recognized, unmanaged index representing the performance of common stocks of larger capitalized U.S. companies. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and higher forecasted growth rates than securities in the value universe. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

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MML SERIES INVESTMENT FUND

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports, when they become available, and the SAI. You may obtain free copies of this information from the Funds or from the SEC using one or more of the methods set forth below. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Funds free of charge (including the Annual/Semiannual Reports, when they become available, and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/funds.

From the SEC:  You may review and copy information about the Funds (including the Annual/Semiannual Reports, when they become available, and the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

1295 State Street

Springfield, Massachusetts 01111

STATEMENT OF ADDITIONAL INFORMATION

THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MML SERIES INVESTMENT FUND (“MML TRUST”) DATED DECEMBER 6, 2011, AS AMENDED FROM TIME TO TIME (THE “PROSPECTUS”). TO OBTAIN A PROSPECTUS, CALL TOLL-FREE 1-888-309-3539, OR WRITE MML TRUST AT THE ABOVE ADDRESS.

THIS SAI RELATES TO THE FOLLOWING FUNDS:

•	MML FOCUSED EQUITY FUND

•	MML FUNDAMENTAL GROWTH FUND

DATED DECEMBER 6, 2011

GENERAL INFORMATION

MML Series Investment Fund (“MML Trust”) is an open-end management investment company having separate investment portfolios. This Statement of Additional Information (“SAI”) provides information regarding the following one non-diversified investment portfolio: MML Focused Equity Fund (“MML Focused Equity”); and one diversified investment portfolio: MML Fundamental Growth Fund (“MML Fundamental Growth”) (collectively, the “Funds” of MML Trust). Each Fund has its own investment objective and policies and is designed to meet different investment needs.

MML Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time (the “Declaration of Trust”). MML Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by its life insurance company subsidiaries, including MML Bay State Life Insurance Company and C.M. Life Insurance Company. Shares of the Funds are offered solely to separate investment accounts established by MassMutual and its life insurance company subsidiaries.

MassMutual is responsible for providing investment advisory, management, and administrative services needed by the Funds pursuant to investment management agreements and administrative services agreements. MassMutual has entered into investment subadvisory agreements pursuant to which Harris Associates L.P. (“Harris”) manages the investment of the assets of MML Focused Equity; and Wellington Management Company, LLP (“Wellington Management”) manages the investment of the assets of MML Fundamental Growth. MassMutual, Harris and Wellington Management are registered with the Securities and Exchange Commission (the “SEC”) as investment advisers.

ADDITIONAL INVESTMENT POLICIES

Each Fund has a distinct investment objective which it pursues through separate investment policies, as described in the Prospectus and below. The fundamental investment policies and fundamental investment restrictions of a Fund may not be changed without the vote of a majority of that Fund’s outstanding voting securities (which, under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder and as used in this SAI and in the Prospectus, means the lesser of (l) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). The Board of Trustees of MML Trust (the “Board”) may adopt new or amend or delete existing non-fundamental investment policies and restrictions without shareholder approval. There is no guarantee that any Fund will achieve its investment objective.

The following discussion elaborates on the presentation of each Fund’s investment policies contained in the Prospectus. Unless otherwise specified, each Fund may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time. Investment policies and restrictions described below are non-fundamental and may be changed by the Trustees without shareholder approval, unless otherwise noted. For a description of the ratings of corporate debt securities and money market instruments in which the various Funds may invest, reference should be made to the Appendix.

Asset-Based Securities

A Fund may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as “asset-based securities.” A Fund will purchase only asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or commercial paper rated A-1 by S&P or Prime-1 by Moody’s) or by issuers that the investment adviser or subadviser has determined to be of similar creditworthiness. Obligations ranked in the fourth highest rating category, while considered “investment grade,” may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the investment adviser or subadviser may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no Fund presently intends to invest directly in natural resource assets, a Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Precious Metal-Related Securities. A Fund may invest in the equity securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

Bank Capital Securities

Certain of the Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. Many bank capital securities are commonly thought of as hybrids of debt and preferred stock. Some bank capital securities are perpetual (with no maturity date), callable, and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date, likely increasing the credit and interest rate risks of an investment in those securities.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. In such cases, the agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. A Fund will generally rely on the agent to receive and forward to the Fund its portion of the principal and interest payments on the loan. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund.

A Fund may invest in loans through novations, assignments and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. (There may be one or more assignors prior in time to the Fund.) If a Fund acquires a participation in the loan made by a third party loan investor, the Fund typically will have a contractual relationship only with the loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In connection with participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other loan investors through set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation. As a result, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation. In the event of the insolvency of the loan investor selling a participation, a Fund may be treated as a general creditor of such loan investor. In addition, because loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan participation will depend almost exclusively on its investment adviser’s or subadviser’s credit analysis of the borrower.

Loans in which a Fund may invest are subject generally to the same risks as debt securities in which the Fund may invest. In addition, loans in which a Fund may invest, including bridge loans, are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities, including bridge loans. A significant portion of the loans purchased by a Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loans in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. A Fund may be required to fund such advances at times and in circumstances where the Fund might not otherwise choose to make a loan to the borrower.

The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. If a secured loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. A bankruptcy or restructuring can result in the loan being converted to an equity ownership interest in the borrower. In addition, under legal theories of lender liability, a Fund potentially might be held liable as a co-lender.

Borrowings

A Fund is required at all times to maintain its assets at a level at least three times the amount of all of its borrowings (the “300% asset coverage test”). Borrowings for this purpose include obligations under any futures contract on a debt obligation. The SEC has taken the position that certain transactions, such as entering into reverse repurchase agreements, engaging in dollar roll transactions, selling securities short (other than short sales “against-the-box”), buying and selling certain derivatives (such as future contracts) and selling (or writing) put and call options, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as borrowing by the fund for purposes of the 1940 Act. A borrowing transaction will not be considered to constitute the issuance of a “senior security” by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) maintains an offsetting financial position; (2) segregates liquid assets equal (as determined on a daily mark-to-market basis) in value to the fund’s potential economic exposure under the borrowing transaction; or (3) otherwise “covers” the transaction in accordance with SEC guidance. Any borrowings that come to exceed the 300% asset coverage requirement will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this requirement.

Cash and Short-Term Debt Securities

Money Market Instruments Generally. The Funds may invest in money market securities, including money market funds. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. Some money market securities in which the Funds may invest are described below.

Bank Obligations. The Funds may invest in bank obligations, including certificates of deposit, time deposits, banker’s acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit (“CD’s”) are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

The Funds may invest in certificates of deposit and bankers’ acceptances of U.S. banks and savings and loan associations, London branches of U.S. banks and U.S. branches of foreign banks. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial recordkeeping standards as, domestic banks.

Cash, Short-Term Instruments and Temporary Investments. The Funds may hold cash or cash equivalents or invest in high quality money market instruments on an ongoing basis, among other reasons, to provide for expenses, to provide liquidity when there is an unexpected level of shareholder purchases or redemptions and so that an orderly investment program may be carried out in accordance with a Fund’s investment policies. In addition, in adverse market conditions, the Funds may invest in these short term instruments for temporary, defensive purposes. The instruments in which the Funds may invest include, without limitation: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) CDs, bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year; (iv) repurchase agreements; and (v) short-term obligations of foreign banks (including U.S. branches).

Commercial Paper and Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper (including variable amount master demand notes) consisting of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and, other than asset-backed commercial paper, usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stocks may be purchased where the issuer has omitted, or is in the danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation.

Concentration Policy

For purposes of each Fund’s concentration limitation as disclosed in this SAI, the Funds apply such policy to direct investments in the securities of issuers in a particular industry, as determined by a Fund’s investment adviser or subadviser. A Fund’s investment adviser or subadviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by the investment adviser or subadviser does not assign a classification or the investment adviser or subadviser, in consultation with the Fund’s Chief Compliance Officer, determines that another industry or sector classification is more appropriate.

Convertible Securities

The Funds may invest in debt or preferred equity securities convertible into, or exchangeable for, common stock at a stated price or rate. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Convertible securities are subject to the risks of debt and equity securities.

Derivatives

General. Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Derivative products can be highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. Derivatives are subject to a number of risks, such as potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect a Fund’s investment adviser or subadviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions can create investment leverage and may be highly volatile. When a Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. A Fund may be required to segregate certain of its assets on the books of its custodian with respect to derivatives transactions entered into by the Fund. A liquid secondary market may not always exist for a Fund’s derivative positions at any time. Use of derivatives may increase the amount and timing of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

No Fund has the obligation to enter into derivatives transactions at any time or under any circumstances. In addition, nothing in this SAI is intended to limit in any way any purpose for which a Fund may enter into any type of derivatives transaction; a Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes—for example, a Fund may take a long or short position with respect to a foreign currency in which none of the Fund’s assets or liabilities are denominated, or a position in excess of the amount of any such assets or liabilities, in order to take advantage of anticipated changes in the relative values of those currencies. There can be no assurance that appropriate foreign currency transactions will be available for a Fund at any time or that a Fund will enter into such transactions at any time or under any circumstances even if appropriate transactions are available to it. A Fund may purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts. (Foreign currency futures contracts are similar to financial futures contracts, except that they typically contemplate the delivery of foreign currencies; see “Financial Futures Contracts,” below.) A Fund may also purchase or sell options on foreign currencies or options on foreign currency futures contracts.

A Fund may engage in both “transaction hedging” and “position hedging.” When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund may engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund may attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which the Fund expects to purchase. The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of a Fund’s portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver. To offset some of the costs of hedging against fluctuations in currency exchange rates, a Fund may write call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Fund may also enter into foreign currency transactions to adjust generally the exposure of its portfolio to various foreign currencies. For example, a Fund with a large exposure to securities denominated in euros might want to continue to hold those securities, but to trade its exposure to the euro to exposure to, say, the Japanese Yen. In that case, the Fund might take a short position in the euro and a long position in the Yen. A Fund may also use foreign currency transactions to hedge the value of the Fund’s portfolio against the Fund’s benchmark index.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts, and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts, and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.

Currency Forward and Futures Contracts. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”), such as the New York Mercantile Exchange.

Foreign currency forward contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange and a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

The Funds may also engage in non-deliverable forward transactions to manage currency risk as well as to gain exposure to a currency, whether or not the Fund owns securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. When currency exchange rates do not move as anticipated, a Fund could sustain losses on the non-deliverable forward transaction. This risk is heightened when the transactions involve currencies of emerging market countries.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when an investment adviser or subadviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Foreign Currency Swap Agreements. A Fund may invest in currency swaps to protect against adverse changes in exchange rates between the U.S. dollar and other currencies or as a means of making indirect investments in foreign currencies. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. (See “Swap Agreements and Options on Swap Agreements,” below.)

Financial Futures Contracts

A Fund may enter into futures contracts, including interest rate futures contracts, securities index futures contracts, and futures contracts on fixed income securities (collectively referred to as “financial futures contracts”).

A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price.

A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (the “S&P 100 Index”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a stock index futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a stock index futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in financial futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select a Fund’s investments. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which a Fund invests. There is also a risk that a Fund will be unable to close a position in a financial futures contract when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures contracts can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

Margin Payments. When a Fund purchases or sells a financial futures contract, it is required to deposit with the broker an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the financial futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin” and are made as the value of the underlying financial futures contract fluctuates. For example, when a Fund sells an index futures contract and the price of the underlying index rises above the delivery price, the Fund’s position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the index futures contract and the value of the index underlying the index futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the index futures contract and the value of the index underlying the index futures contract.

When a Fund terminates a position in a financial futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on Financial Futures Contracts. A Fund may purchase and write call and put options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a financial futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Special Risks of Transactions in Financial Futures Contracts and Related Options. Financial futures contracts entail risks. The risks associated with purchasing and writing put and call options on financial futures contracts can be influenced by the market for financial futures contracts. An increase in the market value of a financial futures contract on which the Fund has written an option may cause the option to be exercised. In this situation, the benefit to a Fund would be limited to the value of the exercise price of the option and, if a Fund closes out the option, the cost of entering into the offsetting transaction could exceed the premium the Fund initially received for writing the option. In addition, a Fund’s ability to enter into an offsetting transaction depends upon the market’s demand for such financial futures contracts. If a purchased option expires unexercised, a Fund would realize a loss in the amount of the premium paid for the option.

If an investment adviser’s or subadviser’s judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no financial futures contracts had been entered into.

Liquidity risks. Positions in financial futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell financial futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a position in a financial futures contract at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures contracts are used to hedge portfolio securities, such securities will not generally be sold until the financial futures contracts can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures contracts.

The ability to establish and close out positions in options on financial futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of financial futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the financial futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund’s securities which are the subject of a hedge.

Successful use of financial futures contracts and options by a Fund for hedging purposes is also subject to an investment adviser’s or subadviser’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on financial futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in the value of its portfolio securities. In addition, the prices of financial futures contracts, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close financial futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by an investment adviser or subadviser still may not result in a successful hedging transaction over a very short time period.

Other Risks. A Fund will incur brokerage fees in connection with its transactions in financial futures contracts and related options. In addition, while financial futures contracts and options on financial futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of financial futures contracts and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any financial futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the position in the financial futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Swap Agreements and Options on Swap Agreements

A Fund may engage in swap transactions, including interest rate swap agreements, credit default swaps, and total return swaps. A Fund may enter into swap transactions for any purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio (including to adjust the duration or credit quality of a Fund’s bond portfolio) or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap transactions. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the protection “buyer” in a credit default swap is obligated to pay the protection “seller” an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A Fund may be either the buyer or seller in a credit default swap transaction. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position. Credit default swaps involve general market risks, illiquidity risk, counterparty risk, and credit risk.

A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps.

Whether a Fund’s use of swap agreements or swaptions will be successful will depend on the investment adviser’s or subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 and the regulations thereunder (the “Code”) may limit the Funds’ ability to use swap agreements. The swap market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that an investment adviser or subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If an investment adviser or subadviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

The U.S. Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of derivatives trading in recent periods. Among the actions that have been taken or proposed to be taken are new position limits and reporting requirements, new or more stringent daily price fluctuation limits for futures and options transactions, new or increased margin and reserve requirements for various types of derivatives transactions, and mandatory clearing, trading, and reporting requirements for many derivatives. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of instruments in which the Funds invest. It is possible that these or similar measures could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using these instruments.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call options. A Fund may write call options on its securities to realize a greater current return through the receipt of premiums. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A Fund may write covered call options or uncovered call options. A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities. When a Fund has written an uncovered call option, the Fund will not necessarily hold securities offsetting the risk to the Fund. As a result, if the call option were exercised, the Fund might be required to purchase the security that is the subject of the call at the market price at the time of exercise. The Fund’s exposure on such an option is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the security may not be available for purchase.

A Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security.

In return for the premium received when it writes a covered call option, a Fund takes the risk during the life of the option that it will be required to deliver the underlying security at a price below the current market value of the security or, in the case of a covered call option, to give up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option.

In the case of a covered option, the Fund also retains the risk of loss should the price of the securities decline. If the covered option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a covered call option, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a covered call option may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a covered call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Put options. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write covered or uncovered put options. A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. If the Fund holds the security underlying the option, these costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

A Fund may purchase or sell “structured options,” which may comprise multiple option exposures within a single security. The risk and return characteristics of a structured option will vary depending on the nature of the underlying option exposures. The Fund may use such options for hedging purposes or as a substitute for direct investments in options or securities. The Fund’s use of structured options may create investment leverage.

Options on foreign securities. A Fund may purchase and sell options on foreign securities if an investment adviser or subadviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

Options on securities indices. A Fund may write or purchase options on securities indices, subject to its general investment restrictions regarding options transactions. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.”

In cases where a Fund uses index options for hedging purposes, price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, a Fund bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. A Fund may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Risks involved in the sale of options. The successful use of a Fund’s options strategies depends on the ability of an investment adviser or subadviser to forecast correctly interest rate and market movements. For example, if a Fund were to write a covered call option based on an investment adviser’s or subadviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on an investment adviser’s or subadviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when an investment adviser or subadviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events—such as volume in excess of trading or clearing capability—were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, an investment adviser or subadviser, and other clients of the investment adviser or subadviser may constitute such a group. These limits restrict a Fund’s ability to purchase or sell particular options.

Over-the-counter options. A Fund may purchase or sell over-the-counter (“OTC”) options. OTC options are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. It may be difficult under certain circumstances to value OTC options.

Rights and Warrants to Purchase Securities; Index Warrants; International. A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options. Rights are similar to warrants except that they typically have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Bonds issued with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

A Fund may also invest in equity-linked warrants. A Fund purchases the equity-linked warrants from a broker, who in turn is expected to purchase shares in the local market and issue a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds. Typically, each warrant represents one share of the underlying stock. Therefore, the price and performance of the warrant are all directly linked to the underlying stock, less transaction costs. Equity-linked warrants are valued at the closing price of the underlying security, then adjusted for stock dividends declared by the underlying security. In addition to the market risk related to the underlying holdings, a Fund bears additional counterparty risk with respect to the issuing broker. There is currently no active trading market for equity-linked warrants, and they may be highly illiquid.

In addition to warrants on securities, a Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index-linked warrants”). Index-linked warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index-linked warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index-linked warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

A Fund using index-linked warrants would normally do so in a manner similar to its use of options on securities indices. The risks of a Fund’s use of index-linked warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index-linked warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index-linked warrants generally have longer terms than index options. Index-linked warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index-linked warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

Some Funds may make indirect investment in foreign equity securities, through international warrants, local access products, participation notes or low exercise price warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or basket of securities. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

The Funds may invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. dollars). The cash payment is calculated according to a predetermined formula. Some Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly.

The exercise or settlement date of the warrants and other instruments described above may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

Hybrid Instruments

Hybrid instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. A Fund may use a hybrid instrument as a substitute for any type of derivative in which it might invest for any purpose.

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity.

The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful.

Hybrid instruments may be highly leveraged. Leverage risk occurs, for example, when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments would likely take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between a Fund and the issuer of the hybrid instrument, the instruments will not likely be fully tradeable. Hybrid instruments also may not be subject to regulation by the CFTC, the SEC, or any other governmental regulatory authority.

Structured Investments

A structured investment typically involves the buyout by a financial institution of one or more securities or other assets (the “underlying instruments”) with a specially created corporation or trust, which in turn issues one or more classes of securities (“structured securities”) backed by, or representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will reflect that of the underlying instruments. Investments in a structured security may be subordinated to the right of payment of another class of securities. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities, and they may be highly illiquid and difficult to value. Because the purchase and sale of structured securities would likely take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between a Fund and the issuer of the structured securities, the creditworthiness of the counterparty of the issuer of the structured securities would be an additional risk factor the Fund would have to consider and monitor.

Commodity-Linked “Structured” Securities.    Certain Funds may invest in commodity-linked structured securities to gain exposure to commodities markets. Certain structured products may provide exposure to the commodities markets. Commodity-linked structured securities may be equity or debt securities, may be leveraged or unleveraged, and may present investment characteristics and risks of an investment in a security and one or more underlying commodities.

Credit-Linked Securities.    Credit-linked securities are typically issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities or transactions, in order to provide exposure to certain high yield or other fixed income issuers or markets. For example, a Fund may invest in credit-linked securities in order to gain exposure to the high yield markets pending investment of cash and/or to remain fully invested when more traditional income producing securities are not available. A Fund’s return on its investments in credit-linked securities will depend on the investment performance of the investments held in the trust or other vehicle. A Fund’s investments in these instruments are indirectly subject to the risks associated with the derivative instruments in which the trust or other vehicle invests, including, among others, credit risk, default, or similar event risk, counterparty risk, interest rate risk, leverage risk, and management risk. There will likely be no established trading market for credit-linked securities and they may be illiquid.

Because the performance of structured hybrid instruments is linked to the performance of an underlying commodity, commodity index or other economic variable, those investments are subject to “market risks” with respect to the movements of the commodity markets and may be subject to certain other risks that do not affect traditional equity and debt securities. If the interest payment on a hybrid instrument is linked to the value of a particular commodity, commodity index or other economic variable and the underlying investment loses value, the purchaser might not receive the anticipated interest on its investment. If the amount of principal to be repaid on a structured hybrid instrument is linked to the value of a particular commodity, commodity index or other economic variable, the purchaser might not receive all or any of the principal at maturity of the investment.

The values of structured hybrid instruments may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile, and the Fund may lose most or all of the value of its investment in a hybrid instrument. Additionally, the particular terms of a structured hybrid instrument may create economic leverage by contemplating payments that are based on a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. A liquid secondary market may not exist for structured hybrid instruments, which may make it difficult to sell such instruments at an acceptable price or to value them accurately.

A Fund’s investment in structured products may be subject to limits under applicable law.

When-Issued, Delayed-Delivery, Forward Commitment, and Standby Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

A Fund may also enter into standby commitment agreements, obligating the Fund, for a specified period, to buy a specified amount of a security at the option of the issuer, upon the issuance of the security. The price at which the Fund would purchase the security is set at the time of the agreement. In return for its promise to purchase the security, a Fund receives a commitment fee. The Fund receives this fee whether or not it is ultimately required to purchase the security. The securities subject to a standby commitment will not necessarily be issued, and, if they are issued, the value of the securities on the date of issuance may be significantly less than the price at which the Fund is required to purchase them.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

Derivatives Limitations—The policies limiting the use of Derivatives are non-fundamental policies established by the Funds’ Board. The policies may be changed by the Board without obtaining shareholder approval. MML Trust’s current non-fundamental policies are:

1. a Fund would not enter into a futures contract if, immediately after entering into the futures contract, more than 5% of the Fund’s total assets would be committed to initial margin deposits on such contracts;

2. a Fund will not purchase a put or call option on securities or investment related instruments if, as a result, more than 5% of its total assets would be attributable to premiums paid for such options;

3. a Fund would not write a covered call or put option if as a result more than 20% of the Fund’s total assets would be in one or more segregated accounts covering call and put options; and

4. a Fund would not enter into a forward contract if as a result more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Distressed Securities

A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the investment adviser or subadviser of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks.

A Fund will generally make such investments only when the investment adviser or subadviser believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by a Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage.

In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages. A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. A Fund may enter into dollar roll transactions without limit up to the amount permitted under applicable law.

Exchange-Traded Funds (ETFs)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. As a shareholder in an ETF, Fund shareholders would indirectly pay a portion of that ETF’s expenses, including its advisory, administration, brokerage, shareholder servicing and other expenses. At the same time a Fund would continue to pay its own management fees and other expenses. Investments in ETFs are subject to the limitations applicable to investments in other investment companies discussed below.

Fixed Income Securities

Certain of the debt securities in which the Funds may invest may not offer as high a yield as may be achieved from lower quality instruments having less safety. If a Fund disposes of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity.

As discussed, a decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect its NAV, but not the income it receives from its debt securities. In addition, if the debt securities contain call, prepayment or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and a Fund would probably be unable to replace them with securities having as great a yield.

Investment in medium- or lower-grade debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations. Furthermore, medium- and lower-grade debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Foreign Securities

Each Fund may invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If a Fund’s securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board or its delegate under applicable rules adopted by the SEC. In buying foreign securities, each Fund may convert U.S. dollars into foreign currency. MML Focused Equity may invest not more than 25% of its total assets in the securities of foreign issuers and MML Fundamental Growth may invest not more than 20% of its total assets in the securities of foreign issuers. Investments in Canadian securities are generally limited to 25% of a Fund’s net assets.

The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Funds intend to construe geographic terms such as “foreign,” “non-U.S.,” “European,” “Latin American,” “Asian,” and “emerging markets” in the manner that affords to the Funds the greatest flexibility in seeking to achieve the investment objective(s) of the relevant Fund. Specifically, in circumstances where the investment objective and/or strategy is to invest (a) exclusively in “foreign securities,” “non-U.S. securities,” “European securities,” “Latin American securities,” “Asian securities,” or “emerging markets” (or similar directions) or (b) at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i) the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii) the securities are traded principally in the country or region suggested by the Relevant Language; or

(iii) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Funds intend to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of a Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, a Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii) and (iii).

Foreign securities also include securities of foreign issuers represented by American Depositary Receipts (“ADRs”). ADRs are issued by a U.S. depository institution, but they represent a specified quantity of shares of a non-U.S. stock company. In addition to ADRs, a Fund may invest in sponsored or unsponsored Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) to the extent they become available. GDRs and EDRs are typically issued by foreign depositaries and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing them. The depositary of an unsponsored GDR or EDR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the GDR or EDR holders any voting rights with respect to the securities or pools of securities represented by the GDR or EDR. GDRs and EDRs also may not be denominated in the same currency as the underlying securities. Registered GDRs and EDRs are generally designed for use in U.S. securities markets, while bearer form GDRs and EDRs are generally designed for non-U.S. securities markets. Each of the Funds will treat the underlying securities of a GDR or EDR as the investment for purposes of its investment policies and restrictions.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. Foreign securities may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities, decrease in the level of liquidity in a Fund’s portfolio, or, if a Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets a Fund bears the risk that the securities will not be delivered and that the Fund’s payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, or may have restrictions on foreign ownership or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to that Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Fund.

Illiquid Securities

Each Fund may invest not more than 15% of its net assets in “illiquid securities,” which are securities that are not readily marketable (including securities whose disposition is restricted by contract or under federal securities laws), including, generally, securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the values ascribed to them by a Fund. A Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses to a Fund. In addition, illiquid securities are generally more difficult to value. Illiquid securities may include repurchase agreements with maturities greater than seven days, futures contracts and options thereon for which a liquid secondary market does not exist, time deposits maturing in more than seven calendar days and securities of new and early stage companies whose securities are not publicly traded. The Funds may also purchase securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Such securities may be determined to be liquid by the Board, the investment adviser and/or the subadviser, if such determination by the investment adviser or subadviser is pursuant to Board approved guidelines. Such guidelines shall take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing fair value.

Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. The investment adviser or subadvisers monitor holdings of illiquid securities on an ongoing basis to determine whether to sell any holding to maintain adequate liquidity.

Index-Related Securities (Equity Equivalents)

The Funds may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor’s Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the fund’s assets across a broad range of equity securities.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the fund investing in such instruments.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid- year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

IPOs and Other Limited Opportunities

Some Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the NAV and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.

Lower-Rated Debt Securities

A Fund may purchase lower-rated debt securities, sometimes referred to as “junk” or “high yield” bonds. The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values a Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by S&P or Moody’s does not reflect an assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. (The term “lower-rated debt securities” includes securities that are not rated but are considered by a Fund’s investment adviser or subadviser to be of comparable quality to other lower-rated debt securities.)

Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund’s fixed income securities. Conversely, during periods of rising interest rates, the value of a Fund’s fixed income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund’s net asset value.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which a Fund may invest are issued to raise funds in connection with the acquisition of a company, in so-called “leveraged buy-out” transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when the Fund’s investment adviser or subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than might otherwise be available. In many cases, lower-rated securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair values of such securities for purposes of computing a Fund’s net asset value. In order to enforce its rights in the event of a default under lower-rated securities, a Fund may be required to take possession of and manage assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses and adversely affect the Fund’s net asset value. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings. In addition, the Funds’ intention to qualify as “regulated investment companies” under the Code may limit the extent to which a Fund may exercise its rights by taking possession of such assets.

Certain securities held by a Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Lower-rated securities may be subject to certain risks not typically associated with “investment grade” securities, such as the following: (i) reliable and objective information about the value of lower-rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (ii) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower than investment grade obligations, and, in turn, adversely affect their market; (iii) companies that issue lower-rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (iv) when other institutional investors dispose of their holdings of lower-rated debt securities, the general market and the prices for such securities could be adversely affected; and (v) the market for lower-rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

A Fund may invest in mortgage-backed securities issued or guaranteed by (i) U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”) (also known as Ginnie Mae), the Federal National Mortgage Association (“FNMA”) (also known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (“FHLMC”) (also known as Freddie Mac) or (ii) other issuers, including private companies. Privately issued mortgage-backed securities may include securities backed by commercial mortgages, which are mortgages on commercial, rather than residential, real estate.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event a Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return the investment adviser or subadviser expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal;

another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar or greater risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Funds.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

CMOs typically issue multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subordinated to payments on other classes or series and may be subject to contingencies; or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility. Certain classes or series of CMOs may experience high levels of volatility in response to changes in interest rates and other factors.

Stripped mortgage-backed securities are usually structured with two classes that receive payments of interest or principal on a pool of mortgage loans. Stripped mortgage-backed securities may experience very high levels of volatility in response to changes in interest rates. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments will typically result in a substantial decline in the value of IOs and may have a significant adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults, and may experience high levels of volatility.

GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.

In September 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide them with capital in exchange for senior preferred stock. The conservatorship has no specified termination date. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC.

Other Income-Producing Securities

Other types of income-producing securities the Funds may purchase, include, but are not limited to, the following:

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Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to use these investments most effectively, a Fund’s investment adviser or subadviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the investment adviser or subadviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

•	Standby commitments. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.

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Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party, such as a broker, dealer or bank, to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

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Inverse floaters. These are debt instruments whose interest bears an inverse relationship to the interest rate on another security. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or the NAV of its shares could decline by the use of inverse floaters.

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Strip bonds. Strip bonds are debt securities that are stripped of their interest, usually by a financial intermediary, after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturities.

Standby commitments, tender option bonds and instruments with demand features are primarily used by the Funds for the purpose of increasing the liquidity of a Fund’s portfolio.

Other Investment Companies

Certain markets are closed in whole or in part to equity investments by foreigners. A Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles or companies. Each Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. Investment in another investment company may involve the payment of a premium above the value of such issuers’ portfolio securities, and is subject to market availability. The Funds do not intend to invest in such vehicles or funds unless, in the judgment of the Fund’s investment adviser or subadviser, and subject to a Fund’s investment restrictions set forth in its Prospectus and this SAI, the potential benefits of the investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, Fund shareholders would indirectly pay a portion of that investment company’s expenses, including its advisory, administration, brokerage, shareholder servicing and other expenses. At the same time a Fund would continue to pay its own management fees and other expenses. This section shall not prevent a Fund from investing its assets in money market funds in compliance with the 1940 Act.

Partly Paid Securities

These securities are paid for on an installment basis. A partly paid security trades net of outstanding installment payments—the buyer “takes over payments.” The buyer’s rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before a Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell and as a result will incur a loss.

Portfolio Management

A Fund’s investment adviser or subadviser uses trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. Transactions will occur when a Fund’s investment adviser or subadviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Fund’s investment adviser’s or subadviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation may be reduced and its capital losses may be increased. In addition, high turnover in a Fund could result in additional brokerage commissions to be paid by that Fund. See also “Taxation” below.

The Funds may pay brokerage commissions to affiliates of one or more affiliates of the Funds’ investment advisers or subadvisers.

Portfolio Turnover

Although portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, the Funds expect to experience relatively modest portfolio turnover rates. It is anticipated that under normal circumstances the annual portfolio turnover rate of each Fund will generally not exceed 100%. However, in any particular year, market conditions may result in greater turnover rates than the investment adviser or subadviser currently anticipates for these Funds. Portfolio turnover involves brokerage commissions and other transaction costs, which the relevant Fund will bear directly, and could involve realization of capital gains that would be taxable when distributed to shareholders. To the extent that portfolio turnover results in realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. Portfolio turnover rates are shown in the “Fees and Expenses of the Fund” and “Financial Highlights” sections of the Prospectus. See the “Taxation” and “Portfolio Transactions and Brokerage” sections in this SAI for additional information.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) that may be purchased by a Fund include equity REITs, which own real estate directly, mortgage REITs, which make construction, development or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Equity REITs will be affected by, among other things, changes in the value of the underlying property owned by the REITs, while mortgage REITs will be affected by, among other things, the value of the properties to which they have extended credit.

Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. In addition, REITs are dependent upon the skill of each REIT’s management.

A Fund could, under certain circumstances, own real estate directly as a result of a default on debt securities it owns or from an in-kind distribution of real estate from a REIT. Risks associated with such ownership could include potential liabilities under environmental laws and the costs of other regulatory compliance. If a Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company and thus its ability to avoid taxation on its income and gains distributed to its shareholders. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exempt status under the 1940 Act. If a Fund invests in REITs, investors would bear not only a proportionate share of the expenses of that Fund, but also, indirectly, expenses of the REITs.

Repurchase Agreements

A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The investment adviser or subadviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. There is no limit on the Funds’ investment in repurchase agreements.

Restricted Securities

Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities. A Fund may enter into reverse repurchase agreements without limit up to the amount permitted under applicable law.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current market value, although this amount may change if applicable regulatory requirements change. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash (which may be invested by the Fund in any investment not otherwise prohibited by the Prospectus or this SAI), bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Funds are permitted to invest. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Funds may invest the cash collateral received or may receive a fee from the borrower. All investments of cash collateral by a Fund are for the account and risk of that Fund. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice. The Funds may also call such loans in order to sell the securities involved. The Funds pay various fees in connection with such loans, including shipping fees and reasonable custodian, securities lending agent and placement fees. The terms of a Fund’s loans must also meet certain tests under the Code and must permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.

The investment of cash collateral delivered by a borrower pursuant to a loan is at the sole risk of the Fund in most cases. Investment of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Short Sales

A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. When a fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, a fund will incur a loss, which could be unlimited, in cases where a fund is unable for whatever reason to close out its short position; conversely, if the price declines, a fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Selling short “against-the-box” refers to the sale of securities actually owned by the seller but held in safekeeping. In such short sales, while the short position is open, a fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of securities sold short. Short sales against-the-box generally produce current recognition of gain (but not loss) for federal income tax purposes on the constructive sale of securities “in the box” prior to the time the short position is closed out.

Trade Claims

Certain of the Funds may purchase trade claims and other obligations of, or claims against, companies in bankruptcy proceedings. Trade claims are claims for payment by vendors and suppliers for products and services previously furnished to the companies in question. Other claims may include, for example, claims for payment under financial or derivatives obligations. Trade claims may be purchased directly from the creditor or through brokers or from dealers, and are typically purchased at a significant discount from their face amounts. There is no guarantee that a debtor will ever be able to satisfy its obligations on such claims. Trade claims are subject to the risks associated with low-quality and distressed obligations.

U.S. Government Securities

The Funds may invest in U.S. Government securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. Such agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. U.S. Government securities are subject to interest rate risk, and, in some cases, may be subject to credit risk. Although FHLMC and FNMA are now under conservatorship by the Federal Housing Finance Agency, and are benefiting from a liquidity backstop of the U.S. Treasury, no assurance can be given that these initiatives will be successful. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Utility Industries

Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund’s portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries continues to evolve both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The investment adviser or subadviser believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates. The investment adviser or subadviser seeks to take advantage of favorable investment opportunities that may arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

A Fund’s investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Fund, the investment adviser or subadviser believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. The investment adviser or subadviser will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.

Zero-Coupon, Step Coupon and Pay-In-Kind Securities

Other debt securities in which the Funds may invest include zero coupon, step coupon and pay-in-kind instruments. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero coupon and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though holders receive no cash payments of interest during the year. In order to qualify as a regulated investment company under the Code, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original issue discount on zero coupon or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause a Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for a Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees of the Funds, including a majority of Trustees who are not “interested persons” of the Funds (as defined in the 1940 Act), have adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures generally provide that no disclosure of portfolio holdings information may be made unless publicly disclosed as described below or made as part of the daily investment activities of the Funds to the Funds’ investment adviser, subadvisers, or any of their affiliates who provide services to the Funds, which by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain confidentiality of the information disclosed. Certain limited exceptions pursuant to the Funds’ policies and procedures are described below. The Funds’ portfolio holdings information may not be disseminated for compensation. Any exceptions to the Funds’ policies and procedures may be made only if approved in writing by the Funds’ Principal Executive Officer and the Funds’ Chief Compliance Officer as being in the best interests of the relevant Fund, and then only if the recipients are subject to a written confidentiality agreement specifying that the relevant Fund’s portfolio holdings information is the confidential property of the Fund and may not be used for any purpose except in connection with the provision of services to the Fund and, in particular, that such information may not be traded upon. Any such exceptions must be reported to the Funds’ Board at its next regularly scheduled meeting. It was determined that these policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings information is in the best interests of a Fund’s shareholders and appropriately address the potential for conflicts between the interests of a Fund’s shareholders, on the one hand, and those of MassMutual or any affiliated person of the Fund or MassMutual on the other.

Acting pursuant to the policies and procedures adopted by the Trustees of the Funds, the Funds’ investment adviser and subadvisers are primarily responsible for compliance with these policies and procedures, which includes maintaining such internal informational barriers (e.g., “Chinese walls”) as each believes are reasonably necessary for preventing the unauthorized disclosure of portfolio holdings information. Pursuant to Rule 38a-1 under the 1940 Act, the Trustees will periodically (as needed, but at least annually) receive reports from the Funds’ Chief Compliance Officer regarding the operation of these policies and procedures, including a confirmation by the Chief Compliance Officer that the investment adviser’s and the subadvisers’ policies, procedures and/or processes are reasonably designed to comply with the Funds’ policies and procedures in this regard.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and as described below. The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) no later than 70 days after the end of the applicable quarter and Form N-Q (with respect to the first and third quarters of the Funds’ fiscal year) no later than 60 days after the end of the applicable quarter. Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s Web site at http://www.sec.gov. The Funds’ annual and semiannual reports are also mailed to shareholders no later than 60 days after the end of the applicable quarter.

The Funds’ most recent portfolio holdings as of the end of February, May, August and November are available on http://www.massmutual.com/funds no earlier than 30 days after the end of each of these respective months.

In addition, each Fund’s top ten holdings are made available in certain quarterly reports and on http://www.massmutual.com/funds, as soon as possible after each calendar quarter-end. A Fund’s portfolio holdings may also be made available on http://www.massmutual.com/funds at other times as approved in writing by the Funds’ Principal Executive Officer and the Funds’ Chief Compliance Officer as being in the best interests of the relevant Fund.

Other Disclosures

Acting pursuant to the policies and procedures adopted by the Trustees of the Funds, and to the extent permitted under the 1933 and 1940 Acts, the Funds, the Funds’ investment adviser and subadvisers may distribute (or authorize the Funds’ custodian to distribute) information regarding the Funds’ portfolio holdings more frequently than as provided to the public on a confidential basis to various service providers and others who require such information in order to fulfill their contractual duties with respect to the routine investment activities or operations of the Funds. Such service providers or others must, by explicit agreement or by virtue of their respective duties to the Funds, be required to maintain confidentiality of the information disclosed. These service providers include the Funds’ custodian and sub-administrator (State Street Bank and Trust Company), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MassMutual, or any of the Funds’ subadvisers, and any pricing services employed by the Funds.

The Funds or the Funds’ investment adviser may also periodically provide non-public information about their portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the Funds and in order to gather information about how the Funds’ attributes (such as volatility, turnover, and expenses) compared with those of peer funds. In addition, the Funds, the Funds’ investment adviser or subadvisers may also distribute (or authorize the Funds’ custodian to distribute) information regarding the Funds’ portfolio holdings more frequently than as provided to the public on a confidential basis to various service providers and others who require such information in order to fulfill non-routine legitimate business activities related to the management, investment activities or operations of the Funds. Such disclosures may be made only if (i) the recipients of such information are subject to a written confidentiality agreement specifying that the Funds’ portfolio holdings information is the confidential property of the Funds and may not be used for any purpose except in connection with the provision of services to the Funds and, in particular, that such information may not be traded upon; and (ii) if the Funds’ Chief Compliance Officer (or a person designated by the Chief Compliance Officer) determines that, under the circumstances, disclosure is in the best interests of the relevant Fund’s shareholders. The information distributed is limited to the information that the Funds, MassMutual or the relevant subadviser believes is reasonably necessary in connection with the services provided by the recipient receiving the information.

INVESTMENT RESTRICTIONS OF THE FUNDS

The following is a description of certain fundamental restrictions on investments of the Funds which may not be changed without a vote of a majority of the outstanding shares of the applicable Fund. Investment restrictions that appear below or elsewhere in this SAI and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. Each Fund may not:

1. with the exception of MML Focused Equity, purchase securities (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities or securities issued by investment companies) of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

2. purchase commodities or commodity contracts, except that a Fund may enter into futures contracts, options, options on futures, and other financial or commodity transactions to the extent consistent with applicable law and the Fund’s Prospectus and SAI at the time.

3. purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. (This restriction does not prohibit a Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

4. participate in the underwriting of securities, except to the extent that a Fund may be deemed an underwriter under federal securities laws by reason of acquisitions or distributions of portfolio securities (e.g., investments in restricted securities and instruments subject to such limits as imposed by the Board and/or law).

5. make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

6. borrow money or issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

7. concentrate its investments in any one industry, as determined by the Board, and in this connection a Fund will not acquire securities of companies in any one industry if, immediately after giving effect to any such acquisition, 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(a) There is no limitation for securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

(b) There is no limitation for securities issued by other investment companies.

In addition to the investment restrictions adopted as fundamental policies set forth above, the Funds operate with certain non-fundamental policies that may be changed by a vote of a majority of the Board members at any time.

In accordance with such policies, each Fund may not:

1. sell securities short, but reserves the right to sell securities short against the box.

2. invest more than 15% of its net assets in illiquid securities. This restriction does not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the

1933 Act, provided that such securities are determined to be liquid by MassMutual or the investment adviser or subadviser pursuant to Board approved guidelines.

3. to the extent that shares of the Fund are purchased or otherwise acquired by other series of MML Trust or other series of registered open-end investment companies in MML Trust’s “group of investment companies” (as such term is defined in Section 12(d)(1)(G) of the 1940 Act), acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

With respect to limitation (2) above, if there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value. If, through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would take appropriate steps, as deemed necessary, to protect liquidity.

MANAGEMENT OF MML TRUST

MML Trust has a Board comprised of eight Trustees, a majority of which are not “interested persons” (as defined in the 1940 Act) of MML Trust. The Board is generally responsible for the management and oversight of the business and affairs of MML Trust. The Trustees formulate the general policies of MML Trust and the Funds, approve contracts and authorize MML Trust officers to carry out the decisions of the Board. To assist them in this role, the Trustees who are not “interested persons” of MML Trust (“Independent Trustees”) have retained independent legal counsel. As investment adviser and subadvisers to the Funds, respectively, MassMutual and Harris and Wellington Management may be considered part of the management of MML Trust. The Trustees and principal officers of MML Trust are listed below together with information on their positions with MML Trust, address, age, principal occupations and other principal business affiliations during the past five years.

The Board has appointed an Independent Trustee Chairman of MML Trust. The Chairman presides at Board meetings and may call a Board or committee meeting when he deems it necessary. The Chairman participates in the preparation of Board meeting agendas and may generally facilitate communications among the Trustees, and between the Trustees and MML Trust’s management, officers and independent legal counsel, between meetings. The Chairman may also perform such other functions as may be requested by the Board from time to time. The Board has established the five standing committees described below, and may form working groups or ad hoc committees as needed.

The Board believes this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment, and allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board also believes that having a majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. However, in the Board’s opinion, having interested persons serve as Trustees brings both corporate and financial viewpoints that are significant elements in its decision-making process. The Board reviews it leadership structure at least annually and may make changes to it at any time, including in response to changes in the characteristics or circumstances of MML Trust.

Independent Trustees

Richard H. Ayers	Chairman and Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 69
Trustee since 1999
Trustee of 68 portfolios in fund complex

Retired; Director (since 2008), Celera Corporation; Director (1996-2008), Applera Corporation; Director (2002-2006), Instron Corporation; Chairman (since 2010), Trustee (since 1996), MassMutual Select Funds (open-end investment company).

Allan W. Blair	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 63
Trustee since 2003
Trustee of 68 portfolios in fund complex

President and Chief Executive Officer (since 1996), Economic Development Council of Western Massachusetts; President and Chief Executive Officer (1993-2006), Westmass Area Development Corporation; President and Chief Executive Officer (since 1984), Westover Metropolitan Development Corporation; Director (2001-2007), Future Works, Inc.; Trustee (since 2003), MassMutual Select Funds (open-end investment company).

Mary E. Boland	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 72
Trustee since 1973
Trustee of 68 portfolios in fund complex

Attorney-at-Law (since 2004); Director (1999-2007), BankNorth Massachusetts; Trustee (since 1994), MassMutual Select Funds (open-end investment company).

R. Alan Hunter, Jr.	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 64
Trustee since 2003
Trustee of 68 portfolios in fund complex

Retired; Director (since 2007), Actuant Corporation; Trustee (since 2003), MassMutual Select Funds (open-end investment company).

F. William Marshall, Jr.	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 69
Trustee since 1996
Trustee of 104 portfolios in fund complex[1]

(1)	Denver Board – Oppenheimer Funds is deemed to be part of the Fund Complex because it is managed by OppenheimerFunds, Inc., an indirect subsidiary of MassMutual.

Retired; Consultant (1999-2009); Trustee (since 2000), Denver Board – Oppenheimer Funds; Trustee (since 1996), MassMutual Select Funds (open-end investment company).

Susan B. Sweeney	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 59
Trustee since 2009
Trustee of 68 portfolios in fund complex

Senior Vice President and Chief Investment Officer (since 2010), Selective Insurance Group (property and casualty company); Senior Managing Director (2008-2010), Ironwood Capital (private equity firm); Chief Investment Officer, Pension Fund (2002-2007), Office of the Treasurer of the State of Connecticut; Trustee (since 2009), MassMutual Select Funds (open-end investment company).

Interested Trustees

Robert E. Joyal[2]	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 66
Trustee since 2003
Trustee of 70 portfolios in fund complex[3]

Retired; Director (since 2007), Scottish Re Group Ltd.; Director (since 2006), Jefferies Group, Inc. (investment bank); Director (1996-2005), Antares Capital Corporation (bank loan syndication); Director (2003-2010), Alabama Aircraft Industries, Inc.; Trustee (since 2003), President (1999-2003), MassMutual Corporate Investors (closed-end investment company); Trustee (since 2003), President (1999-2003), MassMutual Participation Investors (closed-end investment company); Director (2005-2006), York Enhanced Strategies Fund (closed-end investment company); Trustee (since 2003), Vice Chairman (2005-2007), MassMutual Select Funds (open-end investment company).

Elaine A. Sarsynski[4]	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 56
Trustee since 2008
Trustee of 100 portfolios in fund complex

Executive Vice President (since 2006), Senior Vice President and Chief Administrative Officer (2005-2006), MassMutual; Managing Director (2005), Babson Capital Management LLC; Chief Executive Officer

(2)	Mr. Joyal is an “Interested Person,” as that term is defined in the 1940 Act, through his position as a director of Jefferies Group, Inc., a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Funds, other investment companies advised by MassMutual or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MassMutual has brokerage placement discretion.
(3)	MassMutual Participation Investors and MassMutual Corporate Investors are deemed to be a part of the Fund Complex because they are managed by Babson Capital Management LLC, an indirect subsidiary of MassMutual.
(4)	Ms. Sarsynski is an Interested Person through her employment with MassMutual.

(2001-2005), Town of Suffield, Connecticut; Trustee (since 2008), MassMutual Select Funds (open-end investment company); Vice Chairperson and Trustee (since 2011), MassMutual Premier Funds (open-end investment company); Vice Chairperson and Trustee (since 2011), MML Series Investment Fund II (open-end investment company).

Principal Officers

Richard J. Byrne	President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 49
Officer since 2007
Officer of 42 portfolios in fund complex

Vice President (since 2007), Assistant Vice President (2003-2007), MassMutual; President (since 2007), MML Series Investment Fund II (open-end investment company).

Michael C. Eldredge	Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 47
Officer since 2009
Officer of 100 portfolios in fund complex

Vice President (since 2008), MassMutual; Vice President (2005-2008), Manager (1998-2005), ING; Vice President (since 2009), MassMutual Select Funds (open-end investment company); Vice President (since 2009), MassMutual Premier Funds (open-end investment company); Vice President (since 2009), MML Series Investment Fund II (open-end investment company).

Andrew M. Goldberg 1295 State Street Springfield, MA 01111 Age: 45 Officer since 2001 Officer of 100 portfolios in fund complex	Vice President, Secretary and Chief Legal Officer of MML Trust

Assistant Vice President and Counsel (since 2004), Counsel (2001-2004), MassMutual; Vice President, Secretary and Chief Legal Officer (since 2008), Assistant Secretary (2001-2008), MassMutual Select Funds (open-end investment company); Vice President, Clerk and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Clerk and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).

Nicholas H. Palmerino	Chief Financial Officer and Treasurer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 46
Officer since 2006
Officer of 100 portfolios in fund complex

Assistant Vice President (since 2006), MassMutual; Vice President (2006), Consultant (2005-2006), JPMorgan Chase Worldwide Securities Services; Chief Financial Officer and Treasurer (since 2006),

MassMutual Select Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman	Vice President and Chief Compliance Officer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 47
Officer since 2007
Officer of 100 portfolios in fund complex

Vice President, Associate General Counsel and Chief Compliance Officer (Mutual Funds and Investment Advisory) (since 2008), Vice President, Associate General Counsel and Chief Compliance Officer (Mutual Funds) (2007-2008), Assistant Vice President and Associate General Counsel (2006-2007), MassMutual; Director, Office of General Counsel (2005-2006), Merrill Lynch, Pierce, Fenner & Smith Incorporated; Senior Vice President and Assistant General Counsel (2000-2006), Advest, Inc.; Vice President and Chief Compliance Officer (since 2007), MassMutual Select Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

Eric H. Wietsma	Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 45
Officer since 2006
Officer of 100 portfolios in fund complex

Senior Vice President (since 2010), Corporate Vice President (2007-2010), Vice President (2005-2007), MassMutual; Vice President (1999-2005), Hartford Life Insurance Company; President (since 2008), Vice President (2006-2008), MassMutual Select Funds (open-end investment company); President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).

Each Trustee of MML Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or until he or she dies, resigns or is removed. Notwithstanding the foregoing, unless the Trustees determine that it is desirable and in the best interest of MML Trust that an exception to the retirement policy of MML Trust be made, a Trustee shall retire and cease to serve as a Trustee upon the conclusion of the calendar year in which such Trustee attains the age of seventy-two years.

The Chairperson is elected to hold such office for a term of three years or until his or her successor is elected and qualified to carry out the duties and responsibilities of his or her office, or until he or she retires, dies, resigns, is removed or becomes disqualified.

The President, Treasurer and Secretary are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she dies, resigns, is removed or becomes disqualified. Each other officer shall hold office at the pleasure of the Trustees.

Additional Information About the Trustees

In addition to the information set forth above, the following specific experience, qualifications, attributes and skills apply to each Trustee. Each Trustee was appointed to serve on the Board based on his or her overall experience and the Board did not identify any specific qualification as all-important or controlling. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

Richard H. Ayers—As a director and audit committee member of several publicly traded companies, Mr. Ayers has experience with financial, regulatory and operational issues. He also held executive positions with a manufacturing company for 25 years and has experience as a governance chairman of a non-profit organization. Mr. Ayers holds a BS and an MS in Industrial Management from Massachusetts Institute of Technology.

Allan W. Blair—As a trustee and audit and compliance committee member of a large healthcare system, Mr. Blair has experience with financial, regulatory and operational issues. He also has served as CEO of several non-profit organizations for over 25 years. Mr. Blair holds a BA from the University of Massachusetts at Amherst and a JD from Western New England College School of Law.

Mary E. Boland—As a former vice chairman and a current director and member of the executive and investment committees of an educational financing organization, Ms. Boland has experience with financial, regulatory and operational issues. Ms. Boland holds a BA from Newton College and a LLB from Boston College Law School.

R. Alan Hunter, Jr.—As the former chairman of the board of a non-profit organization and a current director of a publicly traded company, Mr. Hunter has experience with financial, regulatory and operational issues. He also held executive positions with a manufacturing company. Mr. Hunter holds a BA from Dickinson College and an MBA from the University of Pennsylvania.

Robert E. Joyal—As a director of several publicly traded companies, a trustee of various investment companies and a former executive of an investment management company, Mr. Joyal has experience with financial, regulatory and operational issues. Mr. Joyal is a Chartered Financial Analyst. He holds a BA from St. Michael’s College and a MBA from Western New England College.

F. William Marshall, Jr.—As an executive of several banking companies over the past 20 years, Mr. Marshall has experience with financial, regulatory and operational issues. He has over 35 years of banking experience and has participated on investment and finance committees (including chairperson) of various organizations. Mr. Marshall holds a BSBA from Washington University and completed the Advanced Management Program at Harvard Business School.

Elaine A. Sarsynski—As an executive of a financial services company and a director of a number of its subsidiaries with over 25 years of financial services experience, Ms. Sarsynski has experience with financial, regulatory and operational issues. She also has experience managing government and municipal activities and offering consulting services to the real estate industry. Ms. Sarsynski has FINRA Series 7 and 24 registrations and holds a BA from Smith College in economics and a MBA in finance and accounting from Columbia University.

Susan B. Sweeney—As an executive of a financial services company with over 30 years of financial services experience, Ms. Sweeney has experience with financial, regulatory and operational issues. Ms. Sweeney holds a BS in Business Studies from Connecticut Board for State Academic Awards, a MBA from Harvard Business School and a Doctor of Humane Letters from Charter Oak State College.

Board Committees and Meetings

The Board had five regularly scheduled meetings in 2010.

Audit Committee. MML Trust has an Audit Committee, consisting of Trustees who are not “interested persons” (as defined in the 1940 Act) of MML Trust. The Audit Committee, whose members are Messrs. Hunter and Blair and Ms. Sweeney, makes recommendations to the Trustees as to the engagement or discharge of MML Trust’s independent auditors, supervises investigations into matters relating to audit functions, reviews with MML Trust’s independent auditors the results of the audit engagement, and considers the audit fees. In 2010, the Audit Committee met five times.

Nominating Committee. MML Trust has a Nominating Committee, consisting of each Trustee who is not an “interested person” of MML Trust. There are no regular meetings of the Nominating Committee but rather meetings are held as appropriate. The Nominating Committee met once during 2010. The Nominating Committee evaluates the qualifications of Trustee candidates and nominates candidates to the full Board. The Nominating Committee will consider nominees for the position of Trustee recommended by shareholders. The Nominating Committee also considers candidates from among the Trustees to serve as Chairperson of the Board and annually reviews the compensation of MML Trust’s independent trustees.

The Nominating Committee will consider and evaluate nominee candidates properly submitted by shareholders of MML Trust in the same manner as it considers and evaluates candidates recommended by other sources. A recommendation of a shareholder of MML Trust must be submitted as described below to be considered properly submitted for purposes of the Nominating Committee’s consideration. The shareholders of MML Trust must submit any such recommendation (a “Shareholder Recommendation”) in writing to MML Trust’s Nominating Committee, to the attention of the Secretary, at the address of the principal executive offices of MML Trust, which is 1295 State Street, Springfield, MA 01111. The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of MML Trust at least 60 calendar days before the date of the meeting at which the Nominating Committee is to select a nominee for independent Trustee. The Shareholder Recommendation must include: (i) a statement in writing setting forth: (A) the name, age, date of birth, phone number, business address, residence address, nationality and pertinent qualifications of the person recommended by the shareholder (the “Shareholder Candidate”), including an explanation of why the shareholder believes the Candidate will make a good Trustee; (B) the class or series and number of all shares of MML Trust owned of record or beneficially by the Shareholder Candidate, as reported to such shareholder by the Shareholder Candidate; (C) any other information regarding the Shareholder Candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to MML Trust); (D) any other information regarding the Shareholder Candidate that would be required to be disclosed if the Shareholder Candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the Shareholder Candidate is or will be an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of MML Trust and, if not an “interested person,” information regarding the Shareholder Candidate that will be sufficient for MML Trust to make such determination; (ii) the written and signed consent of the Shareholder Candidate to be named as a nominee, consenting to (1) the disclosure, as may be necessary or appropriate, of such Shareholder Candidate’s information submitted in accordance with (i) above and (2) service as a Trustee if elected; (iii) the recommending shareholder’s name and address as it appears on MML Trust’s books, the number of all shares of each series of MML Trust owned beneficially and of record by the recommending shareholder; (iv) a description of all arrangements or understandings between the recommending shareholder and the Shareholder Candidate and any other person or persons (including their names) pursuant to which the Shareholder Recommendation is being made by the recommending shareholder; and (v) such other information as the Nominating Committee may require the Shareholder Candidate to furnish as it may reasonably require or deem necessary to determine the eligibility of such Shareholder Candidate to serve as a Trustee or to satisfy applicable law.

Shareholders may send other communications to the Trustees by addressing such correspondence directly to the Secretary of MML Trust, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, MA 01111. When writing to the Board, shareholders should identify themselves, the fact that the communication is directed to the Board, the Fund they are writing about, and any relevant information regarding their Fund holdings. Except as provided below, the Secretary shall either (i) provide a copy of each shareholder communication to the Board at its next regularly scheduled meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary will also provide a copy of each shareholder communication to MML Trust’s Chief Compliance Officer.

The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because it does not reasonably relate to MML Trust or its operations, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Funds or is otherwise ministerial in nature (such as a request for Fund literature, share data or financial information). The Secretary will provide to the Board on a quarterly basis a summary of the shareholder communications not provided to the Board by virtue of this paragraph.

Contract Committee. MML Trust has a Contract Committee, consisting of each Trustee who is not an “interested person” of MML Trust. The Contract Committee met once during 2010. The Contract Committee performs the specific tasks assigned to independent trustees by the 1940 Act, including the periodic consideration of MML Trust’s investment management agreements and subadvisory agreements.

Governance Committee. MML Trust has a Governance Committee, whose members are Messrs. Blair, Joyal and Marshall, Ms. Boland and Ms. Sarsynski. The Governance Committee met once during 2010. The Governance Committee oversees board governance issues including, but not limited to, the following: (i) to evaluate the board and committee structure and the performance of Trustees, (ii) to consider and address any conflicts and (iii) to consider the retirement policies of the Board.

Valuation Committee. MML Trust has a Valuation Committee, consisting of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary and Assistant Secretaries of MML Trust. The Valuation Committee determines whether market quotations are readily available for investments held by each series of MML Trust and determines the fair value of investments held by each series of MML Trust for which market quotations are not readily available or are not deemed reliable by the investment adviser. There are no regular meetings of the Valuation Committee but rather meetings are held as appropriate.

Risk Oversight

As registered investment companies, the Funds are subject to a variety of risks, including, among others, investment risks, financial risks, compliance risks and operational risks. The Funds’ investment adviser and administrator, MassMutual, has primary responsibility for the Funds’ risk management on a day-to-day basis as part of its overall responsibilities. The Funds’ subadvisers are primarily responsible for managing investment risk as part of their day-to-day investment management responsibilities, as well as operational risks at their respective firms. The Funds’ investment adviser and Chief Compliance Officer also assist the Board in overseeing the significant investment policies of the Funds and monitor the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.

In discharging its oversight responsibilities, the Board considers risk management issues throughout the year by reviewing regular reports prepared by the Funds’ investment adviser and Chief Compliance Officer, as well as special written reports or presentations provided on a variety of risk issues, as needed. For example, the investment adviser reports to the Board quarterly on the investment performance of each of the Funds, the financial performance of the Funds, overall market and economic conditions, and legal and regulatory developments that may impact the Funds. The Fund’s Chief Compliance Officer, who reports directly to the Board’s Independent Trustees, provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning (i) compliance matters relating to the Funds, the Funds’ investment adviser and subadvisers, and the Funds’ other key service providers; (ii) regulatory developments; (iii) business continuity programs; and (iv) various risks identified as part of the Funds’ compliance program assessments. The Funds’ Chief Compliance Officer also meets at least quarterly in executive session with the Independent Trustees, and communicates significant compliance-related issues and regulatory developments to the Audit Committee between Board meetings.

In addressing issues regarding the Funds’ risk management between meetings, appropriate representatives of the investment adviser communicate with the Chairman of MML Trust, the Chairman of the Audit Committee or the Funds’ Chief Compliance Officer. As appropriate, the Trustees confer among themselves, or with the Funds’ Chief Compliance Officer, the investment adviser, other service providers and independent legal counsel, to identify and review risk management issues that may be placed on the full Board’s agenda.

The Board also relies on its committees to administer the Board’s oversight function. The Audit Committee assists the Board in reviewing with the investment adviser and the Funds’ independent auditors, at various times throughout the year, matters relating to the annual audits, financial accounting and reporting matters, and the internal control environment at the service providers that provide financial accounting and reporting for the Funds. The Audit Committee also meets annually with representatives of the investment adviser’s Corporate Audit Department to review the results of internal audits of relevance to the Funds. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general. These and the Board’s other committees present reports to the Board that may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board may also discuss particular risks that are not addressed in the committee process.

Share Ownership of Trustees and Officers of MML Trust

The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2010.

Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in MML Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Richard H. Ayers	None	None
Allan W. Blair	over $100,000 (MML Moderate Allocation)	over $100,000
Mary E. Boland	None	None
R. Alan Hunter, Jr.	None	None
F. William Marshall, Jr.	None	None
Susan B. Sweeney	None	None
Interested Trustees
Robert E. Joyal Elaine A. Sarsynski	None None	None None

The ownership information shown above does not include units of separate investment accounts that invest in one or more registered investment companies overseen by a Trustee in the family of investment companies held in a 401(k) plan or amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more such registered investment companies. As of December 31, 2010, these amounts were as follows: Mr. Ayers, over $100,000; Mr. Blair, over $100,000; Ms. Boland, over $100,000; Mr. Hunter, over $100,000; Mr. Joyal, over $100,000; and Ms. Sarsynski, $50,001-$100,000.

The Funds will commence operations on or following the date of this SAI, and, therefore, the Trustees and officers of MML Trust, individually and as a group, do not beneficially own any outstanding shares of the Funds as of the date of this SAI.

To the knowledge of MML Trust, as of December 31, 2010, the Independent Trustees and their immediate family members did not own beneficially or of record securities of an investment adviser, subadviser, principal underwriter or sponsoring insurance company of the Funds or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, subadviser, principal underwriter or sponsoring insurance company of the Funds.

Trustee Compensation

Effective January 1, 2011, MML Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $8,600 per quarter plus a fee of $2,400 per in-person meeting attended and the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 50% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. The Chairperson of the Audit Committee is paid an additional 10% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. The Chairpersons of each of the Contract Committee, the Nominating Committee and the Governance Committee are paid an additional 5% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, MML Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from MML Trust.

At the start of the 2010 fiscal year, MML Trust, on behalf of each Fund, paid each of its Trustees who was not an officer or employee of MassMutual a fee of $7,400 per quarter plus a fee of $2,400 per in-person meeting attended and the annual Contract Committee meeting. The Chairperson of the Board was paid an additional 50% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. The Chairperson of the Audit Committee was paid an additional 10% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. The Chairpersons of each of the Contract Committee, the Nominating Committee and the Governance Committee were paid an additional 5% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. Such Trustees who served on the Audit Committee, other than the Chairperson, were paid an additional 4% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. No additional fees were paid for attending any other committee meetings or any special telephonic meetings. In addition, MML Trust reimbursed out-of-pocket business travel expenses to such Trustees. Trustees who were officers or employees of MassMutual received no fees from MML Trust.

The following table discloses actual compensation paid to Trustees of MML Trust during the 2010 fiscal year. MML Trust has no pension or retirement plan, but does have a deferred compensation plan. The plan provides for amounts deferred prior to July 1, 2008, plus interest, to be credited a rate of interest of eight percent (8%). Amounts deferred after July 1, 2008, plus or minus earnings, are “shadow invested” and earn the rate of return equal to the rate of return earned by the funds in which such amounts are shadow invested. Each of the Trustees also served as Trustee of one other registered investment company managed by MassMutual, MassMutual Select Funds.

Name/Position	Aggregate Compensation from MML Trust	Deferred Compensation and Interest accrued as part of Fund Expenses	Total Compensation from MML Trust and Fund Complex
Richard H. Ayers	–	$88,879	$242,901
Chairman and Trustee
Allan W. Blair	$35,448	–	$88,620
Trustee
Mary E. Boland	–	$78,770	$210,065
Trustee
R. Alan Hunter, Jr.	$37,320	$27,765	$182,277
Trustee

Name/Position	Aggregate Compensation from MML Trust	Deferred Compensation and Interest accrued as part of Fund Expenses	Total Compensation from MML Trust and Fund Complex
Robert E. Joyal	–	$68,740	$190,260
Trustee
F. William Marshall, Jr.	$35,760	–	$288,400
Trustee
Elaine A. Sarsynski[1]	$0	–	$0
Trustee
Susan B. Sweeney	$35,448	–	$88,620
Trustee

(1)	Ms. Sarsynski, as an employee of MassMutual, received no compensation for her role as a Trustee to MML Trust.

INVESTMENT MANAGEMENT AND OTHER SERVICES

MassMutual serves as investment adviser to each Fund pursuant to a separate investment management agreement between MassMutual and MML Trust on behalf of each Fund (the “Management Agreements”). Under the Management Agreements, MassMutual is obligated to provide for the management of each Fund’s portfolio of securities to engage in portfolio transactions on behalf of the Funds, subject to such general or specific instructions as may be given by the Board, and in accordance with each Fund’s investment objective, policies and restrictions as set forth herein and in the Prospectus, and has the right to select subadvisers to the Funds pursuant to investment subadvisory agreements (the “Subadvisory Agreements”).

MassMutual is paid an investment advisory fee monthly, at an annual rate based upon the average daily net assets of each of the following Funds: .75% for MML Focused Equity and .70% for MML Fundamental Growth.

MassMutual has agreed to cap the fees and expenses of each of the Funds (other than extraordinary litigation and legal expenses, Acquired Fund1 fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) at the following amounts through April 30, 2013: .90% for Class II shares of MML Focused Equity, 1.15% for Service Class I shares of MML Focused Equity, .85% for Class II shares of MML Fundamental Growth and 1.10% for Service Class I shares of MML Fundamental Growth. These agreements can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual provides administrative and shareholder services to MML Focused Equity and MML Fundamental Growth under separate Administrative and Shareholder Services Agreements pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class specific expenses, such as federal and state registration fees, printing and postage. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to such Administrative and Shareholder Services Agreements. MML Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable share class of the Fund, .10% for Class II shares and .10% for Service Class I shares. The Administrative and Shareholder Services Agreements were effective December 6, 2011 for each Fund.

[1]	Acquired Fund fees and expenses represent approximate expenses borne indirectly by a Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of a Fund’s investments among other pooled investment vehicles.

MassMutual has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”). As sub-administrator, State Street assists in many aspects of fund administration and is compensated by MassMutual for providing administrative services to all of the Funds.

In addition to the services described above, MassMutual also performs the function of transfer agent for the Funds.

The Management Agreement with each Fund may be terminated by the Board or by MassMutual without penalty: (i) at any time for cause or by agreement of the parties or (ii) by either party upon sixty days’ written notice to the other party. In addition, each Management Agreement automatically terminates if it is assigned or if its continuance is not specifically approved at least annually (after its initial 2 year period) by the Board or by the holders of a majority of the outstanding voting securities of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party. MassMutual’s liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence, or reckless disregard of such obligations and duties.

Harris

MassMutual has also entered into a Subadvisory Agreement with Harris pursuant to which Harris serves as subadviser for MML Focused Equity, providing day-to-day management of the Fund’s investments. Harris is located at 2 North LaSalle Street, Chicago, Illinois 60602. Harris managed approximately $69 billion in assets as of June 30, 2011.

MassMutual’s Subadvisory Agreement with Harris will terminate automatically upon its assignment or upon the termination of the Management Agreement or by MassMutual upon sixty days’ written notice or by liquidation of the Fund. Harris also provides subadvisory services for the MassMutual Select Focused Value Fund and a portion of the investments of the MassMutual Select Overseas Fund, each of which are a series of MassMutual Select Funds, a registered, open-end investment company for which MassMutual serves as investment adviser.

Wellington Management

MassMutual has also entered into a Subadvisory Agreement with Wellington Management pursuant to which Wellington Management serves as subadviser for MML Fundamental Growth, providing day-to-day management of each Fund’s investments. Wellington Management is located at 280 Congress Street, Boston, Massachusetts 02210. As of June 30, 2011, Wellington Management has investment authority with respect to approximately $676 billion in assets.

MassMutual’s Subadvisory Agreements with Wellington Management will terminate automatically upon their assignment or upon the termination of the respective Management Agreement or by MassMutual upon sixty or ninety days’ written notice, as applicable, or by liquidation of the respective Fund. Wellington Management also provides Subadvisory services for the MML Fundamental Value Fund and MML Small Cap Growth Equity Fund, each of which are series of MML Trust; and for the MassMutual Select Small Cap Growth Equity Fund, MassMutual Select Fundamental Value Fund, and MassMutual Select Small Cap Value Equity Fund, each of which are a series of MassMutual Select Funds, a registered, open-end investment company for which MassMutual serves as investment adviser.

MassMutual is ultimately responsible for providing investment advice to these Funds and will continue to provide administrative and non-investment advisory services to the Funds.

Other service providers of the Funds are as follows:

•

Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, the independent registered public accounting firm for each of the Funds, provides audit services and assistance and consultation in connection with tax returns and the reading of various SEC filings.

•

State Street, located at 200 Clarendon Street, Boston, Massachusetts 02116, acts as custodian and sub-administrator for each of the Fund’s investments. As custodian, State Street has custody of each Fund’s securities and maintains certain financial and accounting books and records. As custodian, State Street does not assist in, and is not responsible for, the investment decisions and policies of these Funds.

THE DISTRIBUTOR

MML Distributors, LLC (the “Distributor”), located at 1295 State Street, Springfield, Massachusetts 01111-0001, acts as a principal underwriter of the Funds, pursuant to a Principal Underwriter Agreement with MML Trust dated as of August 15, 2008 (the “Distribution Agreement”). The Distributor is a wholly-owned subsidiary of MassMutual.

The Distribution Agreement continued in effect for an initial two-year period, and thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of a majority of the shares of MML Trust; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval.

MassMutual or an affiliate may make payments, out of its own assets, to securities dealers and other firms that enter into agreements providing the Distributor with access to representatives of those firms for the sale of shares of the Funds or with other marketing or administrative services with respect to the Funds. These payments may be a specific dollar amount, may be based on the number of customer accounts maintained by a firm, or may be based on a percentage of the value of shares of the Funds sold to, or held by, customers of the firm.

SERVICE CLASS I DISTRIBUTION AND SERVICES PLAN

MML Trust has adopted, with respect to the Service Class I shares of each Fund, a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Trustees of MML Trust, including a majority of the Trustees who are not interested persons of MML Trust and who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan, approved the Plan on August 12, 2008 for the Service Class I shares of the Funds.

Under the terms of the Plan, each Fund is permitted to pay distribution and service fees, out of the assets attributable to the Service Class I shares of the Fund, at an annual rate of up to .35%, in the aggregate, of the average daily net assets attributable to that Class. However, each Fund will initially pay distribution and service fees at an annual rate of .25% of the Fund’s average daily net assets. The Distributor may use all or a portion of the distribution and service fee to compensate investment professionals or financial intermediaries (and to reimburse them for related expenses) for personal service provided to shareholders of shares of Service Class I, for services in respect of the promotion of the shares of Service Class I, and/or the maintenance of shareholder accounts, or for other services for which payments may lawfully be made in accordance with applicable rules and regulations. The Distributor may retain all or any portion of the distribution and service fee in respect of Service Class I shares as compensation for its services. Initially, all payments under the Plan will be made by the Funds to the Distributor, which will, in turn, pay out all of the amounts it receives. The Distributor will pay a portion of the amounts it receives to MassMutual, which will be used to pay for continuing compensation for services provided by MassMutual agents and third party firms. The remaining portion will be paid to MassMutual as compensation for its promotional services in respect of the Funds, and to help reimburse MassMutual expenses incurred in connection with promoting the Funds. It is expected that all payments under the Plan will be made directly to MassMutual, which will disburse or retain amounts from those payments solely at the instruction of the Distributor.

The Plan provides that it may not be amended to materially increase the costs which Service Class I shareholders may bear under the Plan without the approval of a majority of the outstanding Service Class I shares of the Fund.

The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of MML Trust and (ii) the Trustees of MML Trust who are not interested persons of MML Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by (i) the Trustees of MML Trust and (ii) the Trustees of MML Trust who are not interested persons of MML Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. The Plan provides that any person authorized to direct the disposition of amounts paid or payable by a Fund pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

CODES OF ETHICS

MML Trust, MassMutual, the Distributor, Harris and Wellington Management have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act. The Codes of Ethics permit Fund personnel to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund which purchases or sells securities on a securities exchange pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each Fund’s investment adviser or subadviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services, including anonymity and trade confidentiality, and the level of their brokerage commissions.

Under each Management or Subadvisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, an investment adviser or subadviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the investment adviser or subadviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the investment adviser or subadviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the investment adviser’s or subadviser’s overall responsibilities to MML Trust and to its other clients. The term “brokerage and research services” includes: providing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Certain investment advisers or subadvisers may obtain third-party research from broker-dealers or non-broker-dealers by entering into commission sharing arrangements (“CSAs”). Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow an investment adviser or subadviser to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third party research providers for research.

Research provided by brokers is used for the benefit of all of the investment adviser’s or subadviser’s clients and not solely or necessarily for the benefit of MML Trust. The investment advisers or subadvisers attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the investment advisers or subadvisers as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fee that MML Trust pays on behalf of each Fund to MassMutual will not be reduced as a consequence of an investment adviser’s or subadviser’s receipt of brokerage and research services. To the extent MML Trust’s portfolio transactions are used to obtain such services, the brokerage commissions paid by MML Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined, provided that the investment adviser or subadviser determines in good faith that such excess amounts are reasonable in relation to the services provided. Such services would be useful and of value to an investment adviser or subadviser in serving both MML Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to an investment adviser or subadviser in carrying out its obligations to MML Trust.

Subject to the overriding objective of obtaining the best execution of orders, the Funds may use broker-dealer affiliates of their respective investment advisers or subadvisers to effect portfolio brokerage transactions under procedures adopted by the Trustees. Pursuant to these procedures, the commission rates and other remuneration paid to the affiliated broker-dealer must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

The Funds may allocate brokerage transactions to broker-dealers (including affiliates of their respective investment advisers or subadvisers) who have entered into arrangements with MML Trust under which the broker-dealer allocates a portion of the commissions paid back to the Fund. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

DESCRIPTION OF SHARES

MML Trust is a “series” company. To date, shares of thirty-one (31) series (i.e., investment portfolios) have been authorized: MML Aggressive Allocation Fund, MML American Funds® Core Allocation Fund, MML American Funds® Growth Fund, MML American Funds® International Fund, MML Asset Allocation Fund, MML Balanced Allocation Fund, MML Blue Chip Growth Fund, MML Concentrated Growth Fund, MML Conservative Allocation Fund, MML Emerging Growth Fund, MML Equity Income Fund, MML Equity Index Fund, MML Focused Equity Fund, MML Foreign Fund, MML Fundamental Growth, MML Fundamental Value Fund, MML Global Fund, MML Growth Allocation Fund, MML Growth & Income Fund, MML Income & Growth Fund, MML Large Cap Growth Fund, MML Large Cap Value Fund, MML Mid Cap Growth Fund, MML Mid Cap Value Fund, MML Moderate Allocation Fund, MML NASDAQ-100® Fund, MML PIMCO Total Return Fund, MML Small Cap Growth Equity Fund, MML Small Cap Index Fund, MML Small Company Value Fund and MML Small/Mid Cap Value Fund. Under MML Trust’s Declaration of Trust, however, the Board is authorized to create new series, and to divide the shares of any series into two or more classes, without the necessity of a vote of shareholders of MML Trust, shares of each such class having such preferences or special or relative rights or privileges (including conversion rights, if any) as the Trustees may determine and as are not inconsistent with any provision of the Declaration of Trust. Each share of a particular series, except as the Trustees may otherwise authorize in the case of any series that is divided into two or more classes, represents an equal proportionate interest in that series with each other share of the same series, none having priority or preference over another. Each series shall be preferred over all other series in respect of the assets allocated to that series. The number of shares authorized will be unlimited. The Trustees may from time to time divide or combine the shares of any series or class into a greater or lesser number without thereby changing the proportionate beneficial interests in the series or class. Each share of a particular series or class is entitled to a pro rata share of any distributions declared by that series and, in the event of liquidation, a pro rata share of the net assets of that series remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive, conversion or subscription rights.

The Declaration of Trust provides for the perpetual existence of MML Trust. The Declaration of Trust, however, provides that MML Trust may be terminated at any time by vote of shareholders holding at least a majority of the shares of each series entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least a majority of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

On any matter submitted to shareholders, shares of each series or class entitle their holder to one vote per share (with proportionate voting for fractional shares), irrespective of the relative NAVs of the series’ shares. On any matter submitted to a vote of shareholders, all shares of MML Trust then entitled to vote shall be voted in the aggregate as a single class without regard to series or class except: (i) when required by the 1940 Act or when the Trustees have determined that the matter affects one or more series or classes materially differently, shares shall be voted by individual series or class; and (ii) when Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes shall be entitled to vote thereon. The separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual are the legal owners of each Fund’s shares. However, when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from the variable life insurance and variable annuity contract owners, instructions as to how to vote those shares. There is no minimum requirement for how many instructions must be received. When the separate investment accounts receive those instructions, they will vote all of the shares, for which they have not received voting instructions, in proportion to those instructions. This will also include any shares that the separate accounts own on their own behalf. This may result in a small number of contract owners controlling the outcome of the vote. Shareholder inquiries should be made by contacting the Secretary, MML Series Investment Fund, 1295 State Street, Springfield, Massachusetts 01111.

The assets of certain variable annuity and variable life insurance separate accounts for which MassMutual or an affiliate is the depositor are invested in shares of the Funds. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise between owners of the variable life insurance contracts and owners of the variable annuity contracts. Possible conflicts could arise if (i) state insurance regulators should disapprove or require changes in investment policies, investment advisers, subadvisers or principal underwriters or if the depositor should be permitted to act contrary to actions approved by holders of the variable life insurance or variable annuity contracts under rules of the SEC, (ii) adverse tax treatment of the variable life insurance or variable annuity contracts would result from utilizing the same underlying Funds, (iii) different investment strategies would be more suitable for the variable annuity contracts than the variable life insurance contracts, or (iv) state insurance laws or regulations or other applicable laws would prohibit the funding of both variable life insurance and variable annuity separate accounts by the same Funds.

The Board follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds.

More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for those contracts.

MML Trust is not required to hold annual or regular meetings of its shareholders. However, meetings of the shareholders may be called for the purpose of taking action upon any matter requiring the vote or the authority of the shareholders of MML Trust or any series or class or upon any other matter deemed by the Trustees to be necessary or desirable. There will normally be no meetings of shareholders for the purpose of electing Trustees except that MML Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders or as otherwise required by applicable law or regulation. Each Trustee of MML Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or until he or she dies, resigns or is removed. Notwithstanding the foregoing, unless the Trustees determine that it is desirable and in the best interest of MML Trust that an exception to the retirement policy of MML Trust be made, a Trustee shall retire and cease to serve as a Trustee upon the conclusion of the calendar year in which such Trustee attains the age of seventy-two years.

No amendment may be made to the Declaration of Trust without an affirmative vote of a majority of the outstanding shares of MML Trust or the applicable series or class, except to change the name of MML Trust or to cure technical problems in the Declaration of Trust.

The Trustees may also, without shareholder approval, combine two or more existing series (or classes) into a single series (or class).

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for obligations of MML Trust. However, MML Trust’s Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of MML Trust for acts or obligations of MML Trust, which are binding only on the assets and property of MML Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by MML Trust or the Trustees. The Declaration of Trust provides for indemnification out of MML Trust property for all loss and expense of any shareholder held personally liable for the obligations of MML Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and MML Trust itself would be unable to meet its obligations.

The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust further provides that a Trustee will not be personally liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides for indemnification of each of its Trustees and officers, except that such Trustees and officers may not be indemnified against any liability to MML Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

At the end of 2011, the shareholders of the MML Trust will vote to approve a new Declaration of Trust (the “Proposed Declaration”). The record date for such vote will be before the commencement of operations of the Funds, and therefore shareholders of the Funds will not vote on this change. A copy of the form of the Proposed Declaration has been filed with the Funds’ registration statement on the SEC’s website at www.sec.gov. If approved, the Proposed Declaration would make several changes to the current Declaration of Trust (the “Current Declaration”). A summary of some of the important differences is set forth below:

Trustee Standard of Care.    The Current Declaration and the Proposed Declaration provide that a Trustee will not be personally liable except by reason of his or her “willful misfeasance, bad faith, gross negligence or reckless disregard” of the duties involved in the conduct of the office of Trustee. Section 2 of Article IX of the Proposed Declaration includes language to clarify that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, if any, or an expert on any topic or in any area (including an audit committee financial expert), will not be subject to any greater standard of care or liability because of such position. The Current Declaration does not contain comparable language, and the proposed change is intended to provide an extra safeguard for the Trustees of the Funds, making it clear that one standard of liability applies for all Trustees, without regard to designation of additional responsibilities or titles, or any actual or implied individual expertise or qualifications.

Indemnification of Trustees and Officers.    Section 3 of Article VIII of the Proposed Declaration modifies the indemnification provision by adding a provision that creates a rebuttable presumption in favor of a Trustee or officer in determining whether the Trustee or officer engaged in conduct for which indemnification is not available or whether there is reason to believe that the Trustee or officer ultimately will be found entitled to indemnification. The Proposed Declaration provides that, in making either of these determinations, the independent Trustees or independent legal counsel will afford the Trustee or officer a rebuttable presumption that the Trustee or officer has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties and has acted in good faith in the reasonable belief that his or her action was in the best interest of MML Trust.

Similarly, Section 5 of Article VIII of the Proposed Declaration modifies the indemnification provision by adding a provision that states that the termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere will not, in and of itself, create a presumption that a Trustee or officer did not act in good faith and in the reasonable belief that his or her action was in the best interest of MML Trust.

These changes both provide some certainty to Trustees and other indemnified persons as to the circumstances where they might be denied indemnification, and make it less likely in most circumstances that a person will be denied indemnification.

Shareholder Voting Rights.    The Proposed Declaration removes the power of shareholders to remove a Trustee; the Board would continue to have the power to remove Trustees. In addition, the Proposed Declaration would reduce the required quorum for a meeting of shareholders from 30% to 10% of the shares entitled to act on a matter. This change would avoid the delay and expense required to ensure that a quorum is present at any meeting, but permits a smaller minority of shareholders to take action on a matter.

Shareholder meetings and communications.    The Current Declaration provides generally (i) that shareholders holding at least 10% of outstanding shares may call a shareholder meeting if the Trustees fail to do so for a period of 30 days after written application by such shareholders, and (ii) that if ten or more shareholders who have been such for at least six months and hold shares having a net asset value of at least $25,000 or 1% of the outstanding shares apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for consideration of the removal of any or all of the trustees, the Trustees will within five business days after receipt of such application either (1) afford to the applicants access to a list of the names and addresses of all shareholders as recorded on the books of MML Trust; or (2) inform the applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. The Proposed Declaration does not contain similar provisions to those described above and so may be seen to limit the ability of MML Trust’s shareholders to call meetings of shareholders without the consent of the Trustees or to communicate with other shareholders.

Amendment.    The Current Declaration provides that, except in certain limited circumstances, the Declaration of Trust may not be amended without a majority shareholder vote. The Proposed Declaration provides that the Trustees may amend the Declaration of Trust without a shareholder vote, except where a shareholder vote is required by any provision of the Declaration of Trust or the Bylaws or by law, or when the Trustees determine in their discretion to require a shareholder vote.

Derivative Actions.    Under certain circumstances, a shareholder of a corporate entity may have the right to bring a “derivative” action on behalf of the corporate entity, in the name of the corporate entity. The shareholder must typically first make demand on the corporate entity’s governing board, to provide the governing board the opportunity to determine on behalf of the entity whether or not to bring the action. The Proposed Declaration states that a shareholder may not bring a derivative action on behalf of MML Trust or any Fund unless the shareholder has made a prior demand on the Trustees that they bring the action on behalf of MML Trust or the Fund, and adds a number of related provisions, including among other things that: the Trustees must consider any demand within 45 days of receipt; that any decision by the Trustees to bring or not to bring or to settle any action will be binding upon shareholders; and that demand will only be excused when the shareholder wishing to bring the derivative action makes a specific showing that irreparable injury to MML Trust or the Fund in question would otherwise result.

Please see the form of the Proposed Declaration which is filed as an exhibit to the Fund’s registration statement, for other important changes.

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

Shares of each Fund are sold at their NAV as next computed after receipt of the purchase order, without the addition of any selling commission or “sales load.” Each Fund redeems its shares at their NAV as next computed after receipt of the request for redemption. The redemption price may be paid in cash or wholly or partly in kind if MML Trust’s Board determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption. The redemption price may be more or less than the shareholder’s cost. Redemption payments will be paid within seven days after receipt of the written request therefor by the Fund, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations.

The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the NYSE, on each day the NYSE is open for trading. The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. The NYSE currently is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on occasion is closed early or entirely due to weather or other conditions. Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing NAVs as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board, and under the general oversight of the Board. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the NYSE is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Board, and under the general oversight of the Board.

The prices of foreign securities are quoted in foreign currencies. MML Trust converts the values of foreign currencies into U.S. dollars at the rate of exchange prevailing at the time it determines NAV. Changes in the exchange rate, therefore, if applicable, will affect the NAV of shares of a Fund even when there has been no change in the values of the foreign securities measured in terms of the currency in which they are denominated.

The proceeds received by each Fund for each issue or sale of its shares, all net investment income, and realized and unrealized gain will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of MML Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the NAVs of the respective Funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of a Fund will be charged with liabilities directly attributable to such class, and other Fund expenses are to be allocated in proportion to the NAVs of the respective classes.

TAXATION

The following discussion of certain U.S. federal income tax consequences relevant to an investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. This discussion does not purport to be complete or to deal with all aspects of federal income taxation relevant to an investment in the Funds.

Shares of the Funds are offered only to the separate accounts of the participating insurance companies that fund variable life and variable annuity contracts. See the applicable contract prospectus for a discussion of the special tax treatment of those companies with respect to the accounts and their contract holders. The discussion below is generally based on the assumption that the shares of each Fund will be respected as owned by the insurance company separate accounts. If this is not the case, the person or persons determined to own the Fund shares will be currently taxed on Fund distributions, and on the proceeds of any redemption of Fund shares, pursuant to the generally applicable rules of the Code. Because separate accounts of participating insurance companies will be the only shareholders of the Funds, no attempt is made here to describe the tax aspects of an investment in the Funds to such shareholders.

Taxation of the Funds: In General

Each Fund intends to elect to be treated and to qualify each taxable year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies, each Fund must, among other things:

1. derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

2. diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to a value not greater than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in (a) the securities of any one issuer or two or more issuers which the Fund controls and that are engaged in the same, similar or related trades or businesses (other than U.S. Government securities), or (b) in the securities of one or more qualified publicly traded partnerships (as defined below); and

3. distribute in or with respect to each taxable year at least 90% of the sum of its investment company taxable income (generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt income for such year.

For purposes of the 90% gross income requirement described in (1) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is generally a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (y) that is treated as a partnership for federal income tax purposes because it satisfies the passive income requirements under Code section 7704(c)(2); and (z) that derives less than 90% of its income from the qualifying income described in (1)(i) above. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements described in (2) above, outstanding voting securities of an issuer will include the equity securities of a qualified publicly traded partnership. Also for purposes of the diversification requirements in (2) above, identification of the issuer (or, in some cases, issuers) of certain of a Fund’s investments will depend on the terms and conditions of the investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to the identity of the issuer for a particular type of investment may adversely affect a Fund’s ability to meet the diversification requirements.

In general, if a Fund qualifies as a regulated investment company that is accorded special tax treatment, that Fund will not be subject to federal income tax on income and gains that are paid to its shareholders in the form of dividends (including capital gain dividends) in accordance with the timing requirements of the Code. As a series of a Massachusetts business trust, a Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

If a Fund were to fail to meet the gross income requirements described in (1) above or the diversification requirements described in (2) above, the Fund could in some cases cure such failures, including by paying a fund-level tax and, in the case of diversification failures, by disposing of certain assets. If a Fund does not cure such a failure or otherwise fails to qualify as a regulated investment company in any taxable year, (1) that Fund would be subject to tax on its taxable income at corporate rates and would not be able to deduct the distributions it makes to shareholders and (2) each insurance company separate account invested in the Fund would fail to satisfy the separate diversification requirements, described below, that are applicable to such accounts, with the result that contracts supported by that account would no longer be eligible for tax deferral. In addition, distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. The Fund could also be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Each Fund intends to declare capital gain and ordinary income dividends by the end of each calendar year and to distribute such dividends no later than January 31 of the following year to the extent necessary to avoid income tax at the Fund level and the non-deductible 4% excise tax on undistributed regulated investment company income enacted by the Tax Reform Act of 1986. The 4% excise tax applies to the excess of the required distribution for a calendar year over the amount treated as distributed for that year. Generally, the required distribution equals 98% of a Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or December 31, if the Fund is permitted to elect and so elects) plus any income or gains from the prior year not previously distributed. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 (or later if a Fund is permitted to elect and so elects) are treated as arising on January 1 of the following calendar year. The 4% excise tax generally does not apply to any regulated investment company whose sole shareholders are separate accounts of life insurance companies funding variable contracts, tax-exempt pension funds, certain other permitted tax-exempt investors or other regulated investment companies that are also exempt from the excise tax.

Variable Contract Diversification Requirements

Each Fund intends to comply with the separate diversification requirements for variable annuity and life insurance contracts under Code Section 817(h) and the regulations thereunder, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code. A variable contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The regulations generally require a Fund’s assets to be diversified so that, as of the end of each calendar quarter or within 30 days thereafter, no single investment represents more than 55% of the value of the Fund’s total assets, no two investments represent more than 70% of the Fund’s total assets, no three investments represent more than 80% of the Fund’s total assets and no four investments represent more than 90% of the Fund’s total assets. For this purpose, the regulations treat all securities of the same issuer as a single investment, and in the case of “government securities,” each government agency or instrumentality is treated as a separate issuer. A “safe harbor” is available to a separate account if it meets the diversification tests applicable to regulated investment companies and not more than 55% of its assets constitute cash, cash items, U.S. Government securities and securities of other regulated investment companies.

If a Fund were to fail to comply with these requirements, contracts that invest in the Fund through the participating insurance companies’ separate accounts would not be treated as annuity, endowment or life insurance contracts under the Code and the contract holders generally will be subject to tax on all taxable distributions from a Fund, and on all sales, exchanges or redemptions of shares in the Fund. Under certain circumstances described in the applicable Treasury regulations, an inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction could require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.

Investor Control

The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment of those contracts. The IRS has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and it may issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.

In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a RIC’s investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a separate account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad for this purpose.

The Funds have objectives and strategies that are not materially narrower than the investment strategies described in such IRS guidance, in which strategies such as investing in large company stocks, international stocks, small company stocks, mortgage-backed securities, telecommunications stocks and financial services stocks were held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners.

The above discussion addresses only one of several factors that the IRS considers in determining whether a contract holder has an impermissible level of investor control over a separate account. Contract holders should consult with their insurance companies and tax advisers, and should refer to the prospectus for the applicable contract, for more information concerning this investor control issue.

The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a separate account’s investments in funds such as the Funds, and such guidance could affect the treatment of the Funds, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Funds will not have to change their investment objectives or investment policies. Each Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

Certain Investments of the Funds

A Fund’s transactions in options, futures contracts, forward contracts, swap agreements, other derivatives and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules) that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on that day), and any resulting gain or loss, in addition to any other gains and losses associated with the positions, will be treated as 60% long-term and 40% short-term capital gain or loss.

An investment by a Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds and certain stripped securities will, and certain securities purchased at a market discount may, cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

A Fund’s investments in REIT equity securities, if any, may also require the Fund to accrue and distribute income not yet received. In addition, such investments may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on such a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Foreign Investments and Taxes

Investment income and gains received by a Fund from foreign securities may be subject to foreign income or other taxes. The United States has entered into tax treaties with some foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund’s effective rate of foreign tax in advance.

Special U.S. tax considerations may also apply with respect to foreign investments by a Fund. Investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could result in a tax on the Fund that cannot be avoided by making distributions to Fund shareholders. To avoid the potential for such a tax to apply, a Fund may elect to mark to market its investment in a PFIC on the last day of each year. A Fund may alternatively elect in certain cases to treat a PFIC as a qualified electing fund, in which case the Fund will be required to include annually its share of the income and net capital gains from the PFIC, regardless of whether it receives any distribution from the PFIC. The market-to-market and qualified electing fund elections may cause a Fund to recognize income prior to the receipt of cash payments with respect to its PFIC investments. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

General Considerations

The rules regarding the taxation of the separate accounts of participating insurance companies that utilize the Funds as investment vehicles for variable life and variable annuity contracts are complex. The foregoing is only a summary of certain material United States federal income tax consequences affecting the Funds. Participating insurance companies and owners of variable life and annuity contracts should consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

CERTAIN ACCOUNTING INFORMATION

When a Fund writes a call option, an amount equal to the premium received by it is included in its balance sheet as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and offering prices. If an option which a Fund has written on an equity security expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

EXPERTS

Ropes & Gray LLP, The Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600 serves as counsel to MML Trust.

The name MML Series Investment Fund is the designation of Trustees under a Declaration of Trust dated May 14, 1993, as amended from time to time. The obligations of MML Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of MML Trust, but only the property of the relevant series of MML Trust shall be bound.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Although the ratings of fixed income securities by S&P, Moody’s and Fitch Ratings (“Fitch”) are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P, Moody’s and Fitch’s commercial paper and bond ratings are set forth below.

Commercial Paper Ratings:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. Issues assigned the highest rating of A are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety. The A-1 and A-2 categories are described as follows:

A-1	This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be noted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody’s employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

Issuers (or supporting institutions) rated Prime-1 (or P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 (or P-1) repayment ability will normally be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch’s Short-Term Credit Ratings are graded into six categories, ranging from ‘F-1’ for the highest quality obligations to ‘D’ for the lowest. The F-1 and F-2 categories are described as follows:

“F-1”: Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F-2”: A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Bond Ratings:

S&P describes its four highest ratings for corporate debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s describes its four highest corporate bond ratings as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch describes its four highest long-term credit ratings as follows:

AAA—“AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—“AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—“A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—“BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

A “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC.”

S&P describes its below investment grade ratings for corporate debt as follows:

BB, B, CCC, CC, C—Debt rated “BB,” “B,” “CCC,” “CC” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB—Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB–” rating.

B—Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB–” rating.

CCC—Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B–” rating.

CC—The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C—The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC–” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D—Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s describes its below investment grade corporate bond ratings as follows:

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch describes its below investment grade long-term credit ratings as follows:

BB—“BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—“B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D—The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

APPENDIX B

PROXY VOTING POLICIES

The following represents the proxy voting policies (the “Policies”) of MML Trust with respect to the voting of proxies on behalf of each series of MML Trust (the “Series”). It is the general policy of MML Trust, and Massachusetts Mutual Life Insurance Company (“MassMutual”) as investment manager to the Series, to delegate (with the exception of any “Funds of Funds” or “Feeder Funds”) voting responsibilities and duties with respect to all proxies to the subadvisers (the “Subadvisers”) of the Series.

I. General Principles

In voting proxies, the Subadvisers shall be guided by general fiduciary principles and their respective written proxy voting policies. The Subadvisers shall act prudently and solely in the best interest of the beneficial owners of the accounts they respectively manage, and for the exclusive purpose of providing benefit to such persons.

II. Subadvisers

1. The Subadvisers shall each have the duty to provide a copy of their written proxy voting policies to MassMutual and MML Trust annually. The Subadvisers’ written proxy voting policies shall maintain procedures that address potential conflicts of interest.

2. The Subadvisers shall each maintain a record of all proxy votes exercised on behalf of each series of MML Trust for which they act as subadviser and shall furnish such records to MassMutual and MML Trust annually.

3. The Subadvisers shall report proxy votes that deviated from their normal proxy voting policies and any exceptions to their proxy voting policies to MassMutual quarterly.

4. The Subadvisers shall provide MML Trust and MassMutual with all such information and documents relating to the Subadvisers’ proxy voting in a timely manner, as shall be necessary for MML Trust and MassMutual to comply with applicable laws and regulations.

III. MML Trust and MassMutual

1. The Chief Compliance Officer of MML Trust shall annually update the Trustees after a review of the Subadvisers’ proxy voting policies and actual voting records.

2. The Trustees of MML Trust shall not vote proxies on behalf of MML Trust or the Series.

3. MassMutual shall not vote proxies on behalf of MML Trust or the Series, except that MassMutual shall vote proxies on behalf of any Funds of Funds for which it serves as investment adviser.

4. Whenever a Feeder Fund, as an interest holder of a Master Fund, is requested to vote on any matter submitted to interest holders of the Master Fund, a Feeder Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Feeder Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Feeder Fund shareholders) or cast its votes, as an interest holder of the Master Fund, in proportion to the votes received by the Master Fund from all other interest holders of the Master Fund.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, if applicable, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the Securities and Exchange Commission’s website at http://www.sec.gov.

HARRIS ASSOCIATES L.P.

PROXY VOTING POLICIES, GUIDELINES, AND PROCEDURES

I.	PROXY VOTING POLICY

Harris Associates L.P. (“Harris”, “the Firm” or “we”) believes that proxy voting rights are valuable portfolio assets and an important part of our investment process, and we exercise our voting responsibilities as a fiduciary solely with the goal of serving the best interests of our clients in their capacity as shareholders of a company. As an investment manager, Harris is primarily concerned with maximizing the value of its clients’ investment portfolios. Harris has long been active in voting proxies on behalf of shareholders in the belief that the proxy voting process is a significant means of addressing crucial corporate governance issues and encouraging corporate actions that are believed to enhance shareholder value. We have a Proxy Committee comprised of investment professionals that reviews and recommends policies and procedures regarding our proxy voting and ensures compliance with those policies.

The proxy voting guidelines below summarize Harris’ position on various issues of concern to investors and give a general indication of how proxies on portfolio securities will be voted on proposals dealing with particular issues. We will generally vote proxies in accordance with these guidelines, except as otherwise determined by the Proxy Committee, unless the client has specifically instructed us to vote otherwise. These guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies vary, there may be instances when Harris may not vote in strict adherence to these guidelines. Our investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Committee if they believe the economic interests of shareholders may warrant a vote contrary to these guidelines. In such cases, the Proxy Committee will determine how the proxies will be voted.

In determining the vote on any proposal, the Proxy Committee will consider the proposal’s expected impact on shareholder value and will not consider any benefit to Harris, its employees, its affiliates or any other person, other than benefits to the owners of the securities to be voted, as shareholders.

Harris considers the reputation, experience and competence of a company’s management when it evaluates the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned. When this happens, by definition, voting with management is generally the same as voting to maximize the expected value of our investment. Accordingly, on most issues, our votes are cast in accordance with management’s recommendations. This does not mean that we do not care about corporate governance. Rather, it is confirmation that our process of investing with shareholder aligned management is working. Proxy voting is not always black and white, however, and reasonable people can disagree over some matters of business judgment. When we believe management’s position on a particular issue is not in the best interests of our clients, we will vote contrary to management’s recommendation.

II.	VOTING GUIDELINES

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

Harris believes that boards should have a majority of independent directors and that audit, compensation and nominating committees should generally consist solely of independent directors.

Approved by the Proxy Voting Committee on February 25, 2011

1. Harris will normally vote in favor of the slate of directors recommended by the issuer’s board provided that a majority of the directors would be independent.

2. Harris will normally vote in favor of proposals to require a majority of directors to be independent.

3. Harris will normally vote in favor of proposals that audit, compensation and nominating committees consist solely of independent directors, and will vote against the election of non-independent directors who serve on those committees.

4. Harris will normally vote in favor of proposals regarding director indemnification arrangements.

5. Harris will normally vote against proposals advocating classified or staggered boards of directors.

6. Harris will normally vote in favor of cumulative voting for directors.

7. Harris will normally vote in favor of proposals requiring a majority vote for directors.

8. Harris will normally vote in favor of proposals requiring the separation of the Chairman and Chief Executive Officer positions.

Auditors

Harris believes that the relationship between an issuer and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities such as financial statement preparation and tax-related services that do not raise any appearance of impaired independence.

1. Harris will normally vote in favor of ratification of auditors selected by the board or audit committee, subject to the above.

2. Harris will normally vote against proposals to prohibit or limit fees paid to auditors for all non-audit services, subject to the above.

3. Harris will normally vote in favor of proposals to prohibit or limit fees paid to auditors for general management consulting services other than auditing, financial statement preparation and controls, and tax-related services.

Equity Based Compensation Plans

Harris believes that appropriately designed equity-based compensation plans approved by shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, we are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards or have inherently objectionable structural features.

1. Harris will normally vote against such plans where total potential dilution (including all equity-based plans) exceeds 15% of shares outstanding.

2. Harris will normally vote in favor of plans where total potential dilution (including all equity-based plans) does not exceed 15% of shares outstanding.

3. Harris will normally vote in favor of proposals to require expensing of options.

4. Harris will normally vote against proposals to permit repricing of underwater options.

5. Harris will normally vote against shareholder proposals that seek to limit directors’ compensation to common stock.

6. Harris will normally vote in favor of proposals for employee stock purchase plans, so long as shares purchased through such plans are sold at no less than 85% of current market value.

Corporate Structure and Shareholder Rights

Harris generally believes that all shareholders should have an equal voice and that barriers which limit the ability of shareholders to effect change and to realize full value are not desirable.

Approved by the Proxy Voting Committee on February 25, 2011

1. Harris will normally vote in favor of proposals to authorize the repurchase of shares.

2. Harris will normally vote against proposals creating or expanding supermajority voting rights.

3. Harris will normally vote against the adoption of poison pill plans.

4. Harris will normally vote in favor of proposals for stock splits and reverse stock splits.

5. Harris will normally vote against proposals to authorize different classes of stock with different voting rights.

6. Harris will normally vote against proposals to increase authorized shares with preemptive rights if the increase is greater than 100% of currently issued shares.

7. Harris will normally vote for proposals to increase authorized shares with preemptive rights if the increase is less than 100% of currently issued shares.

8. Harris will normally vote against proposals to increase authorized shares without preemptive rights if the increase is greater than 20% of currently issued shares.

9. Harris will normally vote for proposals to increase authorized shares without preemptive rights if the increase is less than 20% of currently issued shares.

Routine Corporate Matters

Harris will generally vote in favor of routine business matters such as approving a motion to adjourn the meeting, declaring final payment of dividends, approving a change in the annual meeting date and location, approving the minutes of a previously held meeting, receiving consolidated financial statements, change of corporate name and similar matters. However, to the extent that the voting recommendation of Institutional Shareholder Services (“ISS”) opposes the issuer’s management on the routine matter, the proposal will be submitted to the Proxy Committee for determination.

Social Responsibility Issues

Harris believes that matters related to a company’s day-to-day business operations are primarily the responsibility of management and should be reviewed and supervised solely by the company’s board of directors. Harris is focused on maximizing long-term shareholder value and will typically vote against shareholder proposals requesting that a company disclose or amend certain business practices unless we believe a proposal would have a substantial positive economic impact on the company.

Certain Other Issues

Harris may also maintain Supplemental Proxy Voting Guidelines to address certain proposals that are not as enduring as those listed above, but yet may be presented repeatedly by issuers during a given proxy season. For example, companies in a particular industry or country may be affected by a change in the law that requires them to submit a one-time proxy proposal during the proxy season. The Proxy Committee will determine which proposals will be included on the list of Supplemental Proxy Voting Guidelines, and will update the list as needed. The Proxy Committee will provide the list to research analysts and the Proxy Administrator.

III.	VOTING SHARES OF FOREIGN ISSUERS

Because foreign issuers are incorporated under the laws of countries outside the United States, protection for and disclosures to shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing foreign

Approved by the Proxy Voting Committee on February 25, 2011

issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for foreign issuers. Harris will generally vote proxies of foreign issuers in accordance with the foregoing guidelines where appropriate. On occasion, the proxy statements of foreign issuers may lack disclosure or transparency with respect to a significant element(s) for consideration (e.g., names of directors, targets for incentive plans, etc.), which may be a sufficient basis for voting contrary to the foregoing guidelines. If an analyst decides to vote contrary to guidelines solely due to the lack of disclosure or transparency, then the matter need not be submitted to the Proxy Committee for approval. The basis for such a decision to vote contrary to a guideline pursuant to the aforementioned reason(s) shall be appropriately documented.

In some non-U.S. jurisdictions, sales of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Since these time periods are usually relatively short in light of our long-term investment strategy, in most cases, share blocking will not impact our voting decisions. However, there may be occasions where the loss of investment flexibility resulting from share blocking will outweigh the benefit to be gained by voting.

IV.	CONFLICTS OF INTEREST

The Proxy Committee, in consultation with the Legal and Compliance Departments, is responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. A conflict of interest may exist, for example, when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Harris or Harris is actively soliciting business from the issuer; (ii) when we are aware that a proponent of a proxy proposal has a business relationship with Harris or Harris is actively soliciting such business (e.g., an employee group for which Harris manages money); (iii) when we are aware that Harris has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) when we are aware that a Harris employee has a personal interest in the outcome of a particular matter before shareholders (e.g., a Harris executive has an immediate family member who serves as a director of a company). Any employee with knowledge of any conflict of interest relating to a particular proxy vote shall disclose that conflict to the Proxy Committee. In addition, if any member of the Proxy Committee has a conflict of interest, he or she will recuse himself or herself from any consideration of the matter, and an alternate member of the committee will act in his or her place.

Harris is committed to resolving any such conflicts in its clients’ collective best interest, and accordingly, we will vote pursuant to the Guidelines set forth in this Proxy Voting Policy when conflicts of interest arise. However, if we believe that voting in accordance with a Guideline is not in the best interest of our clients under the particular facts and circumstances presented, or if the proposal is not addressed by the Guidelines, then we will vote in accordance with the guidance of ISS. If ISS has not provided guidance with respect to the proposal or if we believe the recommendation of ISS is not in the best interests of our clients, then the Proxy Committee will refer the matter to (1) the Executive Committee of the Board of Trustees of Harris Associates Investment Trust for a determination of how shares held in The Oakmark Funds will be voted, and (2) the Proxy Voting Conflicts Committee consisting of Harris’ General Counsel, Chief Compliance Officer and Chief Financial Officer for a determination of how shares held in all other client accounts will be voted. Each of those committees will keep a written record of the basis for its decision.

V.	VOTING PROCEDURES

The following procedures have been established with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Harris, for which Harris has voting responsibility.

Approved by the Proxy Voting Committee on February 25, 2011

Proxy Voting Committee.    The Proxy Voting Committee (the “Committee”) is responsible for recommending proxy voting guidelines, establishing and maintaining policies and procedures for proxy voting, and ensuring compliance with these policies and procedures. The Committee consists of three investment professionals: one domestic portfolio manager, one domestic research analyst, and one international research analyst. Committee members serve for three years with members replaced on a rotating basis. New Committee members are nominated by the Committee and confirmed in writing by Harris’ President. The Committee also has two alternate members (one domestic analyst and one international analyst) either of who may serve in the absence of a regular member of the Committee.

Proxy Administrator.    The Proxy Administrator is an employee of Harris reporting to the Manager of Account Services and is responsible for ensuring that all votes are placed with the proxy voting service provider and that all necessary records, as appropriate, are maintained reflecting such voting.

Proxy Voting Service Provider.    Harris has engaged ISS, an independent proxy voting service provider, to assist in voting proxies. ISS provides the Firm with information concerning shareholder meetings, electronic voting, recordkeeping and reporting services, research with respect to companies, and proxy voting guidance and recommendations.

Voting Decisions.    As described in the Proxy Voting Policy above, the Firm has established proxy voting guidelines, including supplemental proxy voting guidelines, on various issues. We will generally vote proxies in accordance with these guidelines except as otherwise determined by the Proxy Committee. The Proxy Administrator, or designated back-up, is responsible for alerting the Firm’s research analyst who follows the company about the proxy proposals. If the analyst believes the proxy should be voted in accordance with the Guidelines, he or she will vote the proposal accordingly and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator. If the analyst believes the proxy should be voted contrary to the Guidelines, he or she will submit the proposal, along with his or her recommended vote and ISS’s recommended vote, if any, to the Proxy Committee, which reviews the proposal and the analyst’s recommendation and makes a voting decision by majority vote. If a proposal is not explicitly addressed by the Guidelines but the analyst agrees with the voting recommendation of ISS regarding that proposal, he or she will vote the proxy in accordance with such recommendation and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator. If a proposal is not explicitly addressed by the Guidelines and the analyst believes the proxy should be voted contrary to the ISS recommendation, he or she will submit the proposal, along with his or her recommended vote and ISS’s recommended vote to the Proxy Committee, which reviews the proposal and the analyst’s recommendation and makes a voting decision by majority vote. If neither the Guidelines nor ISS address the proxy proposal, the analyst will submit the proposal and his or her recommended vote to the Proxy Committee, which makes a voting decision by majority vote. That Proxy Committee decision is reflected in the electronic ballot.

In the case where securities that are not on the Firm’s Approved Lists of domestic, international or small cap securities are held in managed accounts, the Proxy Administrator, or designated back-up, will vote all shares in accordance with the Firm’s guidelines or, if the guidelines do not address the particular issue, in accordance with the guidance of ISS.

In the case of a conflict of interest, the Proxy Administrator will vote in accordance with the procedures set forth in the Conflicts of Interest provisions described above.

Voting Ballots.    For shares held in The Oakmark Funds and other client accounts, the MIS Department sends a daily holdings file to ISS detailing the holdings in the Funds and other client accounts. ISS is responsible for reconciling this information with the information it receives from the custodians and escalating any

Approved by the Proxy Voting Committee on February 25, 2011

discrepancies to the attention of the Proxy Administrator. The Proxy Administrator works with ISS and custodians to resolve any discrepancies to ensure that all shares entitled to vote are voted.

Recordkeeping and Reporting.    Much of Harris’ recordkeeping and reporting is maintained electronically on ISS’s systems. In the event that records are not held electronically within ISS’s system, Harris will maintain records of proxy voting proposals received, records of votes cast on behalf of clients, and any documentation material to a proxy voting decision as required by law. Upon request, or on an annual basis for ERISA accounts, Harris will provide clients with the proxy voting record for that client’s account. In addition, annually, Harris will file with the U.S. Securities and Exchange Commission and make available on the Oakmark Funds’ website the voting record for the Oakmark Funds for the previous one-year period ended June 30th.

Approved by the Proxy Voting Committee on February 25, 2011

WELLINGTON MANAGEMENT COMPANY, LLP

Global Proxy Policy and Procedures

Introduction

Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policy and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policy

As a matter of policy, Wellington Management:

1	Takes responsibility for voting client proxies only upon a client’s written request.

2	Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3	Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4	Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6	Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7	Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8	Provides all clients, upon request, with copies of these Global Proxy Policy and Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9	Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight

Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policy and Procedures and the Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group. In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures

Wellington Management has in place certain procedures for implementing its proxy voting policy.

General Proxy Voting

Authorization to Vote    Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy    Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation    To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research    In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting    Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•

Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.

•

Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•

Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes    Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending    Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration    Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs    Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policy and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: July 8, 2009

WELLINGTON MANAGEMENT COMPANY, LLP

Global Proxy Voting Guidelines

Introduction

Upon a client’s written request, Wellington Management Company, LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines

Composition and Role of the Board of Directors

•	Election of Directors: Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

•	Classify Board of Directors: Against

We will also vote in favor of shareholder proposals seeking to declassify boards.

•	Adopt Director Tenure/Retirement Age (SP): Against

•	Adopt Director & Officer Indemnification: For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

•	Allow Special Interest Representation to Board (SP): Against

•	Require Board Independence: For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

•	Require Key Board Committees to be Independent: For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

•	Require a Separation of Chair and CEO or Require a Lead Director: For

•	Approve Directors’ Fees: For

•	Approve Bonuses for Retiring Directors: Case-by-Case

•	Elect Supervisory Board/Corporate Assembly: For

•	Elect/Establish Board Committee: For

•	Adopt Shareholder Access/Majority Vote on Election of Directors (SP): Case-by-Case

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

•	Adopt/Amend Stock Option Plans: Case-by-Case

•	Adopt/Amend Employee Stock Purchase Plans: For

•	Approve/Amend Bonus Plans: Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

•	Approve Remuneration Policy: Case-by-Case

•	To approve compensation packages for named executive Officers: Case-by-Case

•	To determine whether the compensation vote will occur every 1, 2 or 3 years: 1 Year

•	Exchange Underwater Options: Case-by-Case

We may support value-neutral exchanges in which senior management is ineligible to participate.

•	Eliminate or Limit Severance Agreements (Golden Parachutes): Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

•	To approve golden parachute arrangements in connection with certain corporate transactions: Case-by-Case

•	Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP): Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

•	Expense Future Stock Options (SP): For

•	Shareholder Approval of All Stock Option Plans (SP): For

•	Disclose All Executive Compensation (SP): For

Reporting of Results

•	Approve Financial Statements: For

•	Set Dividends and Allocate Profits: For

•	Limit Non-Audit Services Provided by Auditors (SP): Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

•	Ratify Selection of Auditors and Set Their Fees: Case-by-Case

We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

•	Elect Statutory Auditors: Case-by-Case

•	Shareholder Approval of Auditors (SP): For

Shareholder Voting Rights

•	Adopt Cumulative Voting (SP): Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

•	Shareholder Rights Plans: Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

–	We generally support plans that include:
–	Shareholder approval requirement
–	Sunset provision
–	Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

•	Authorize Blank Check Preferred Stock: Case-by-Case

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

•	Eliminate Right to Call a Special Meeting: Against

•	Increase Supermajority Vote Requirement: Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

•	Adopt Anti-Greenmail Provision: For

•	Adopt Confidential Voting (SP): Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

•	Remove Right to Act by Written Consent: Against

Capital Structure

•	Increase Authorized Common Stock: Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

•	Approve Merger or Acquisition: Case-by-Case

•	Approve Technical Amendments to Charter: Case-by-Case

•	Opt Out of State Takeover Statutes: For

•	Authorize Share Repurchase: For

•	Authorize Trade in Company Stock: For

•	Approve Stock Splits: Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

•	Approve Recapitalization/Restructuring: Case-by-Case

•	Issue Stock with or without Preemptive Rights: For

•	Issue Debt Instruments: Case-by-Case

Social Issues

•	Endorse the Ceres Principles (SP): Case-by-Case

•	Disclose Political and PAC Gifts (SP): Case-by-Case

We generally do not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

•	Require Adoption of International Labor Organization’s Fair Labor Principles (SP): Case-by-Case

•	Report on Sustainability (SP): Case-by-Case

Miscellaneous

•	Approve Other Business: Against

•	Approve Reincorporation: Case-by-Case

•	Approve Third-Party Transactions: Case-by-Case

Dated: April 28, 2011

APPENDIX C

ADDITIONAL PORTFOLIO MANAGER INFORMATION

Harris Associates L.P.

Robert M. Levy and Michael J. Mangan are portfolio managers of MML Focused Equity.

Other Accounts Managed:

	Number of Accounts Managed*		Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Robert M. Levy
Registered investment companies**	2		$1,202,785,325	0	$0
Other pooled investment vehicles	13		$3,115,226,456	0	$0
Other accounts	360	#	$5,107,100,931	0	$0
Michael J. Mangan
Registered investment companies**	3		$654,381,335	0	$0
Other pooled investment vehicles	1		$79,550,129	0	$0
Other accounts	390	#	$2,113,664,221	0	$0

*	The information provided is as of June 30, 2011.
**	Does not include MML Focused Equity.
#

This number includes approximately 288 accounts managed by Mr. Levy and 173 accounts managed by Mr. Mangan that are managed pursuant to a “model portfolio” and involve no direct client communications. It also includes many client relationships with multiple accounts, and therefore the number of accounts greatly exceeds the number of relationships.

Ownership of Securities:

As of June 30, 2011, the portfolio managers did not own any shares of MML Focused Equity.

Conflicts of Interest:

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and the other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees), accounts of affiliated companies, or accounts in which the portfolio manager has a personal investment. With respect to the allocation of investment opportunities, Harris makes decisions to recommend, purchase, sell or hold securities for all of its client accounts, including the Fund, based on the specific investment objectives, guidelines, restrictions and circumstances of each account. It is Harris’ policy to allocate investment opportunities to each account, including the Fund, over a period of time on a fair and equitable basis relative to its other accounts. With respect to the allocation of aggregated orders, each account that participates in the aggregated order will participate at the average share price, and where the order has not been completely filled, each institutional account, including the Fund, will generally participate on a pro rata basis. Harris has compliance policies and procedures in place that it believes are reasonably designed to mitigate these conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Compensation:

Harris is solely responsible for compensating its portfolio managers. Compensation for each of the portfolio managers is based on Harris’ assessment of the individual’s long-term contribution to the investment success of Harris and is structured as follows:

(1) Base salary. The base salary is a fixed amount, and each portfolio manager receives the same base salary.

(2) Participation in a discretionary bonus pool. A discretionary bonus pool for each of the Firm’s domestic and international investment groups is divided among the senior level employees of each group and is paid annually.

(3) Participation in a long-term compensation plan that provides current compensation to certain key employees of Harris and deferred compensation to both current and former key employees. The compensation plan consists of bonus units awarded to participants that vest and pay out over a period of time.

The determination of the amount of such portfolio manager’s participation in the discretionary bonus pool and the long-term compensation plan is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual’s contribution to the overall investment results of Harris’ domestic or international investment group, whether as a portfolio manager, a research analyst, or both.

The quantitative factors considered in evaluating the contribution of a portfolio manager include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the assets under management in the accounts managed by the portfolio manager. The portfolio managers’ compensation is not based solely on an evaluation of the performance of the accounts or the amount of assets under management. Performance is measured in a number of ways, including by funds, accounts and by strategy, and is compared to one or more of the following benchmarks: S&P 500, Russell Mid-Cap Value, Russell 1000 Value, Lipper Balanced, 60/40 S&P/Barclays Capital (60% S&P 500 and 40% Barclays Capital Bond Index), Morgan Stanley Capital World International (“MSCI”), MSCI World ex-U.S. Index, MSCI World ex-U.S. Small Cap Index and Harris’ approved lists of stocks, depending on whether the portfolio manager manages accounts in the particular strategy to which these benchmarks would be applicable. Performance is measured over shorter- and longer-term periods, including one year, three years, five years, ten years, since a fund’s or an account’s inception or since a portfolio manager has been managing a fund or account, as applicable. Performance is measured on a pre-tax and after-tax basis to the extent such information is available.

If a portfolio manager also serves as a research analyst, then his compensation is also based on the contribution made to Harris in that role. The specific quantitative and qualitative factors considered in evaluating a research analyst’s contributions include, among other things, new investment ideas, the performance of investment ideas covered by the analyst during the current year as well as over longer-term periods, the portfolio impact of the analyst’s investment ideas, other contributions to the research process, and an assessment of the quality of analytical work. In addition, an individual’s other contributions to Harris, such as a role in investment thought leadership and management, are taken into account in the overall compensation process.

Wellington Management Company, LLP

The portfolio manager of MML Fundamental Growth is Paul E. Marrkand.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Paul E. Marrkand
Registered investment companies**	13	$11,593,230,346	1	$4,228,527,005
Other pooled investment vehicles	8	$1,075,383,103	0	$0
Other accounts	9	$1,549,611,589	0	$0

*	The information provided is as of June 30, 2011.
**	Does not include MML Fundamental Growth.

Ownership of Securities:

As of June 30, 2011, the portfolio manager did not own any shares of MML Fundamental Growth.

Conflicts of Interest:

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Portfolio Manager”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Manager makes investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio

Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation:

Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and MassMutual on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund. The following information is as of December 6, 2011.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Portfolio Manager”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Marrkand is a partner of the firm.

Fund	Benchmark and/or Peer Group
MML Fundamental Growth	Russell 1000 Growth Index

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PART C: OTHER INFORMATION

Item 28: Exhibits

Exhibit A:

(1) Registrant’s Agreement and Declaration of Trust, as restated May 14, 1993, incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

(2) Amendment, effective as of May 1, 2006, to Registrant’s Agreement and Declaration of Trust, as restated May 14, 1993.(15)

(3) Amendment, effective as of August 15, 2008, to Registrant’s Agreement and Declaration of Trust, as restated May 14, 1993.(24)

(4) Form of Second Amended and Restated Agreement and Declaration of Trust is filed herein as Exhibit A(4).

Exhibit B:

(1) Registrant’s By-Laws, as amended and restated August 6, 1993, incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

(2) Amendment, effective as of February 27, 2007, to Registrant’s By-Laws, as amended and restated August 6, 1993, is incorporated by reference to Exhibit B(2) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

Exhibit C:

Not Applicable.

Exhibit D:

(1) Investment Management Agreement between the Registrant and Massachusetts Mutual Life Insurance Company (“MassMutual”) on behalf of MML Small Cap Growth Equity Fund.(1)

(2) Investment Subadvisory Agreement between MassMutual and Waddell & Reed Investment Management Company relating to the MML Small Cap Growth Equity Fund, effective as of August 15, 2011.(33)

(3) Investment Management Agreement between MassMutual and Registrant on behalf of MML Equity Index Fund, effective as of May 1, 2000, incorporated by reference to Exhibit D(10) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(4) Investment Management Agreement between MassMutual and Registrant on behalf of MML Large Cap Value Fund, effective as of May 1, 2000, incorporated by reference to Exhibit D(11) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(5) Investment Management Agreement between MassMutual and Registrant on behalf of MML OTC 100 Fund (now known as MML NASDAQ-100® Fund), effective as of May 1, 2000, incorporated by reference to Exhibit D(12) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(6) Investment Management Agreement between MassMutual and Registrant on behalf of MML Emerging Growth Fund, effective as of May 1, 2000, incorporated by reference to Exhibit D(13) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(7) Investment Subadvisory Agreement between MassMutual and Davis Selected Advisers, L.P. relating to the MML Large Cap Value Fund, effective as of August 15, 2011.(33)

(8) Investment Subadvisory Agreement between MassMutual and Northern Trust Investments, Inc. relating to the MML Equity Index Fund, effective as of August 15, 2011.(33)

(9) Investment Subadvisory Agreement between MassMutual and Northern Trust Investments, Inc. relating to the MML NASDAQ-100® Fund, effective as of August 15, 2011.(33)

(10) Investment Subadvisory Agreement between MassMutual and Essex Investment Management Company, LLC relating to the MML Emerging Growth Fund, effective as of September 10, 2008.(23)

(11) Investment Subadvisory Agreement between MassMutual and Wellington Management Company, LLP relating to the MML Small Cap Growth Equity Fund, effective as of December 6, 2011 is filed herein as Exhibit D(11).

(12) Investment Management Agreement between MassMutual and Registrant on behalf of MML Asset Allocation Fund, effective as of May 1, 2006.(15)

(13) Investment Management Agreement between MassMutual and Registrant on behalf of MML Equity Income Fund, effective as of May 1, 2006.(15)

(14) Investment Management Agreement between MassMutual and Registrant on behalf of MML Income & Growth Fund, effective as of May 1, 2006.(15)

(15) Investment Management Agreement between MassMutual and Registrant on behalf of MML Growth & Income Fund, effective as of May 1, 2006.(15)

(16) Investment Management Agreement between MassMutual and Registrant on behalf of MML Blue Chip Growth Fund, effective as of May 1, 2006.(15)

(17) Investment Management Agreement between MassMutual and Registrant on behalf of MML Large Cap Growth Fund, effective as of May 1, 2006.(15)

(18) Investment Management Agreement between MassMutual and Registrant on behalf of MML Concentrated Growth Fund, effective as of May 1, 2006.(15)

(19) Investment Management Agreement between MassMutual and Registrant on behalf of MML Mid Cap Value Fund, effective as of May 1, 2006.(15)

(20) Investment Management Agreement between MassMutual and Registrant on behalf of MML Mid Cap Growth Fund, effective as of May 1, 2006.(15)

(21) Investment Management Agreement between MassMutual and Registrant on behalf of MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), effective as of May 1, 2006.(15)

(22) Investment Management Agreement between MassMutual and Registrant on behalf of MML Small Cap Index Fund, effective as of May 1, 2006.(15)

(23) Investment Management Agreement between MassMutual and Registrant on behalf of MML Global Fund, effective as of May 1, 2006.(15)

(24) Investment Management Agreement between MassMutual and Registrant on behalf of MML Foreign Fund, effective as of May 1, 2006.(15)

(25) Investment Subadvisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Asset Allocation Fund, effective as of May 1, 2006.(17)

(26) Amendment to Investment Subadvisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Asset Allocation Fund, effective as of June 1, 2008.(24)

(27) Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Equity Income Fund, effective as of May 1, 2006.(15)

(28) Amendment to Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Equity Income Fund, effective as of June 1, 2008.(24)

(29) Amendment # 2 to Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Equity Income Fund, effective as of December 1, 2011 is filed herein as Exhibit D(29).

(30) Investment Subadvisory Agreement between MassMutual and BlackRock Investment Management, LLC relating to the MML Income & Growth Fund, effective as of August 20, 2010.(31)

(31) Investment Subadvisory Agreement between MassMutual and Massachusetts Financial Services Company relating to the MML Growth & Income Fund, effective as of August 20, 2010.(31)

(32) Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Blue Chip Growth Fund, effective as of May 1, 2006.(15)

(33) Amendment to Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Blue Chip Growth Fund, effective November 28, 2007.(19)

(34) Amendment Two to Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Blue Chip Growth Fund, effective as of June 1, 2008.(24)

(35) Investment Subadvisory Agreement between MassMutual and Rainier Investment Management, Inc. relating to the MML Large Cap Growth Fund, effective as of August 15, 2011.(33)

(36) Investment Subadvisory Agreement between MassMutual and Legg Mason Capital Management, Inc. (now known as Legg Mason Capital Management, LLC) relating to the MML Concentrated Growth Fund, effective as of May 1, 2006.(15)

(37) Amendment to Investment Subadvisory Agreement between MassMutual and Legg Mason Capital Management, Inc. (now known as Legg Mason Capital Management, LLC) relating to the MML Concentrated Growth Fund, effective as of December 17, 2007.(19)

(38) Amendment Two to Investment Subadvisory Agreement between MassMutual and Legg Mason Capital Management, Inc. (now known as Legg Mason Capital Management, LLC) relating to the MML Concentrated Growth Fund, effective as of June 1, 2008.(24)

(39) Amendment Three to Investment Subadvisory Agreement between MassMutual and Legg Mason Capital Management, Inc. (now known as Legg Mason Capital Management, LLC) relating to the MML Concentrated Growth Fund, effective July 1, 2009.(31)

(40) Investment Subadvisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML Mid Cap Value Fund, effective as of May 24, 2010.(31)

(41) Amendment to Investment Subadvisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML MidCap Value Fund, effective as of June 1, 2011.(33)

(42) Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Mid Cap Growth Fund, effective as of May 1, 2006.(15)

(43) Amendment to Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Mid Cap Growth Fund, effective as of June 1, 2008.(24)

(44) Investment Subadvisory Agreement between MassMutual and Northern Trust Investments, Inc. relating to the MML Small Cap Index Fund, effective as of August 15, 2011.(33)

(45) Investment Subadvisory Agreement between MassMutual and Massachusetts Financial Services Company relating to the MML Global Fund, effective as of May 1, 2009.(27)

(46) Investment Subadvisory Agreement between MassMutual and Templeton Investment Counsel, LLC relating to the MML Foreign Fund, effective as of May 1, 2006.(17)

(47) Amendment to Investment Subadvisory Agreement between MassMutual and Templeton Investment Counsel, LLC relating to the MML Foreign Fund effective as of June 1, 2008.(24)

(48) Investment Management Agreement between MassMutual and Registrant on behalf of MML Conservative Allocation Fund, effective as of August 31, 2007.(18)

(49) Investment Management Agreement between MassMutual and Registrant on behalf of MML Balanced Allocation Fund, effective as of August 31, 2007.(18)

(50) Investment Management Agreement between MassMutual and Registrant on behalf of MML Moderate Allocation Fund, effective as of August 31, 2007.(18)

(51) Investment Management Agreement between MassMutual and Registrant on behalf of MML Growth Allocation Fund, effective as of August 31, 2007.(18)

(52) Investment Management Agreement between MassMutual and Registrant on behalf of MML Aggressive Allocation Fund, effective as of August 31, 2007.(18)

(53) Investment Subadvisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), effective as of November 28, 2007.(19)

(54) Amendment to Investment Subadvisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), effective as of June 1, 2008.(24)

(55) Investment Management Agreement between MassMutual and Registrant on behalf of MML American Funds Growth Fund, effective as of August 15, 2008.(22)

(56) Investment Management Agreement between MassMutual and Registrant on behalf of MML American Funds International Fund, effective as of August 15, 2008.(22)

(57) Investment Management Agreement between MassMutual and Registrant on behalf of MML American Funds Core Allocation Fund, effective as of August 15, 2008.(22)

(58) Investment Management Agreement between MassMutual and Registrant on behalf of MML Small Company Value Fund, effective as of February 25, 2009.(25)

(59) Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Small Company Value Fund, effective as of February 25, 2009.(25)

(60) Investment Management Agreement between MassMutual and Registrant on behalf of MML Fundamental Value Fund, effective as of August 9, 2010.(30)

(61) Investment Management Agreement between MassMutual and Registrant on behalf of MML PIMCO Total Return Fund, effective as of August 9, 2010.(30)

(62) Investment Subadvisory Agreement between MassMutual and Wellington Management Company, LLP relating to the MML Fundamental Value Fund, effective December 6, 2011 is filed herein as Exhibit D(62).

(63) Investment Subadvisory Agreement between MassMutual and Pacific Investment Management Company LLC relating to the MML PIMCO Total Return Fund, effective as of August 9, 2010.(30)

(64) Investment Management Agreement between MassMutual and Registrant on behalf of MML Focused Equity Fund, effective as of December 6, 2011 is filed herein as Exhibit D(64).

(65) Investment Management Agreement between MassMutual and Registrant on behalf of MML Fundamental Growth Fund, effective as of December 6, 2011 is filed herein as Exhibit D(65).

(66) Investment Subadvisory Agreement between MassMutual and Harris Associates L.P. relating to the MML Focused Equity Fund, effective as of December 6, 2011 is filed herein as Exhibit D(66).

(67) Investment Subadvisory Agreement between MassMutual and Wellington Management Company, LLP relating to the MML Fundamental Growth Fund, effective as of December 6, 2011 is filed herein as Exhibit D(67).

Exhibit E:

Distribution Agreement between the Registrant and MML Distributors, LLC, effective as of August 15, 2008.(21)

Exhibit F:

Amended and Restated Deferred Compensation Plan for Trustees of Registrant, effective as of January 1, 2009.(24)

Exhibit G:

(1) Custodian Agreement between Registrant and State Street Bank and Trust Company (“State Street”), effective as of January 1, 2008.(19)

(2) Second Amendment, dated January 1, 2011, to the Custodian Agreement between Registrant and State Street.(33)

(3) Appendix A to the Custodian Agreement between the Registrant and State Street, effective as of December 6, 2011 is filed herein as Exhibit G(3).

Exhibit H:

(1) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Equity Index Fund, effective as of May 1, 2000, incorporated by reference to Exhibit H(2) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(2) Amendment to the Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Equity Index Fund, effective as of February 11, 2002, incorporated by reference to Exhibit H(2) of Registrant’s Post-Effective Amendment No. 51 to the Registration Statement filed via EDGAR on April 28, 2003.

(3) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Concentrated Growth Fund, effective as of May 1, 2006.(15)

(4) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Global Fund, effective as of May 1, 2006.(15)

(5) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML American Funds Growth Fund, effective as of August 15, 2008.(22)

(6) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML American Funds International Fund, effective as of August 15, 2008.(22)

(7) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML American Funds Core Allocation Fund, effective as of August 15, 2008.(22)

(8) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Small Company Value Fund, effective as of February 25, 2009.(25)

(9) Amendment dated May 12, 2009 to Administrative and Shareholder Services Agreements.(27)

(10) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Fundamental Value Fund, effective as of August 9, 2010.(30)

(11) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML PIMCO Total Return Fund, effective as of August 9, 2010.(30)

(12) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Focused Equity Fund, effective as of December 6, 2011 is filed herein as Exhibit H(12).

(13) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Fundamental Growth Fund, effective as of December 6, 2011 is filed herein as Exhibit H(13).

(14) Sub-Administration Agreement between MassMutual and State Street, effective as of January 1, 2008.(19)

(15) Amendment, dated January 1, 2011, to the Sub-Administration Agreement between MassMutual and State Street.(33)

(16) Appendix A to the Sub-Administration Agreement between MassMutual and State Street, effective as of December 6, 2011 is filed herein as Exhibit H(16).

(17) Participation Agreement among the Registrant, MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company.(18)

(18) First Amendment to Participation Agreement.(20)

(19) Second Amendment to Participation Agreement.(26)

(20) Third Amendment to Participation Agreement.(31)

(21) Fourth Amendment to Participation Agreement.(31)

(22) Participation Agreement among the Registrant, MassMutual, American Funds Insurance Series and Capital Research and Management Company.(31)

(23) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Aggressive Allocation Fund, MML American Funds® Core Allocation Fund, MML American Funds® Growth Fund, MML American Funds® International Fund, MML Emerging Growth Fund, MML Equity Index Fund, MML Global Fund, MML NASDAQ-100® Fund and MML Small Company Value Fund.(32)

(24) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Fundamental Value Fund and MML PIMCO Total Return Fund.(30)

(25) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Focused Equity Fund and MML Fundamental Growth Fund is filed herein as Exhibit H(25).

Exhibit I:

(1) Opinion of counsel as to the legality of shares being registered for MML Equity Index Fund, incorporated by reference to Exhibit 10 of Registrant’s Post-Effective Amendment No. 35 to the Registration Statement filed via EDGAR on February 14, 1997.

(2) Opinion of counsel as to the legality of shares being registered for the MML Small Cap Growth Equity Fund.(8)

(3) Opinion of counsel as to the legality of shares being registered for MML Large Cap Value Fund, MML OTC 100 Fund (now known as MML NASDAQ-100® Fund) and MML Emerging Growth Fund.(14)

(4) Opinion of counsel as to the legality of shares being registered for MML Asset Allocation Fund, MML Equity Income Fund, MML Income & Growth Fund, MML Growth & Income Fund, MML Blue Chip Growth Fund, MML Large Cap Growth Fund, MML Concentrated Growth Fund, MML Mid Cap Value Fund, MML Mid Cap Growth Fund, MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), MML Small Cap Index Fund, MML Global Fund and MML Foreign Fund.(15)

(5) Opinion of counsel as to the legality of shares being registered for MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund.(18)

(6) Opinion of counsel as to the legality of Service Class and Service Class I shares.(21)

(7) Opinion of counsel as to the legality of shares being registered for MML American Funds Growth Fund, MML American Funds International Fund and MML American Funds Core Allocation Fund.(22)

(8) Opinion of counsel as to the legality of shares being registered for MML Small Company Value Fund.(25)

(9) Opinion of counsel as to the legality of shares being registered for MML Fundamental Value Fund and MML PIMCO Total Return Fund.(30)

(10) Opinion of counsel as to the legality of shares being registered for MML Focused Equity Fund and MML Fundamental Growth Fund is filed herein as Exhibit I(10).

Exhibit J:

(1) Not Applicable.

(2) Power of Attorney for Richard H. Ayers, Allan W. Blair, Mary E. Boland, R. Alan Hunter, Jr., Robert E. Joyal and F. William Marshall, Jr.(15)

(3) Power of Attorney for Elaine A. Sarsynski.(20)

(4) Power of Attorney for Susan B. Sweeney.(27)

Exhibit K:

Not applicable.

Exhibit L:

Not Applicable.

Exhibit M:

(1) Service Class and Service Class I Distribution and Services Plan.(21)

(2) Amended Schedule A dated December 6, 2011 to Service Class and Service Class I Distribution and Services Plan is filed herein as Exhibit M(2).

Exhibit N:

(1) Amended and Restated Rule 18f-3 Plan for Registrant.(21)

(2) Amended Schedule A dated December 6, 2011 to Amended and Restated Rule 18f-3 Plan is filed herein as Exhibit N(2).

Exhibit O:

Not applicable.

Exhibit P:

(1) Code of Ethics for Davis Selected Advisers, L.P.(28)

(2) Code of Ethics for Waddell & Reed Investment Management Company.(31)

(3) Code of Ethics for MassMutual, MML Distributors, LLC and MML Series Investment Fund.(28)

(4) Code of Ethics for Northern Trust Investments, Inc., incorporated by reference to Exhibit P(4) of Registrant’s Post-Effective Amendment No. 54 to the Registration Statement filed via EDGAR on April 28, 2005.

(5) Code of Ethics for Essex Investment Management Company, LLC.(32)

(6) Code of Ethics for Wellington Management Company, LLP.(30)

(7) Code of Ethics for AllianceBernstein L.P.(31)

(8) Code of Ethics for American Century Investment Management, Inc.(32)

(9) Code of Ethics for Capital Guardian Trust Company.(32)

(10) Code of Ethics for Legg Mason Capital Management, LLC.(28)

(11) Code of Ethics for Massachusetts Financial Services Company.(31)

(12) Code of Ethics for Templeton Investment Counsel, LLC.(32)

(13) Code of Ethics for T. Rowe Price Associates, Inc.(31)

(14) Code of Ethics for BlackRock Investment Management, LLC.(31)

(15) Code of Ethics for Rainier Investment Management, Inc.(27)

(16) Code of Ethics for Pacific Investment Management Company LLC. (29)

(17) Code of Ethics for Harris Associates L.P. is filed herein as Exhibit P(17).

(1)	Incorporated by reference as Exhibit D(2) to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed via EDGAR on April 29, 1999.
(2)	Intentionally omitted.
(3)	Intentionally omitted.
(4)	Incorporated by reference as Exhibit D(9) to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed via EDGAR on April 29, 1999.
(5)	Intentionally omitted.
(6)	Intentionally omitted.
(7)	Intentionally omitted.
(8)	Incorporated by reference as Exhibit (I)(3) to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed via EDGAR on April 29, 1999.
(9)	Intentionally omitted.
(10)	Intentionally omitted.
(11)	Intentionally omitted.
(12)	Intentionally omitted.
(13)	Intentionally omitted.
(14)	Incorporated by reference as Exhibit I(4) to Registrant’s Post-Effective Amendment No. 44 to the Registration Statement filed via EDGAR on May 1, 2000.
(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 to the Registration Statement filed via EDGAR on April 28, 2006.
(16)	Intentionally omitted.
(17)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 58 to the Registration Statement filed via EDGAR on February 28, 2007.
(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 62 to the Registration Statement filed via EDGAR on August 22, 2007.
(19)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 to the Registration Statement filed via EDGAR on February 21, 2008.
(20)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 to the Registration Statement filed via EDGAR on April 30, 2008.
(21)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to the Registration Statement filed via EDGAR on August 13, 2008.
(22)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 to the Registration Statement filed via EDGAR on August 13, 2008.
(23)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 69 to the Registration Statement filed via EDGAR on December 12, 2008.
(24)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 70 to the Registration Statement filed via EDGAR on February 23, 2009.
(25)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 71 to the Registration Statement filed via EDGAR on February 25, 2009.
(26)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to the Registration Statement filed via EDGAR on April 30, 2009.
(27)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 73 to the Registration Statement filed via EDGAR on February 1, 2010.
(28)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 to the Registration Statement filed via EDGAR on April 30, 2010.
(29)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 to the Registration Statement filed via EDGAR on May 26, 2010.
(30)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 77 to the Registration Statement filed via EDGAR on August 9, 2010.
(31)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 78 to the Registration Statement filed via EDGAR on March 2, 2011.
(32)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 79 to the Registration Statement filed via EDGAR on April 29, 2011.
(33)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 81 to the Registration Statement filed via EDGAR on September 22, 2011.

Item 29:	Person Controlled by or Under Common Control with the Fund

At the date of this Post-Effective Amendment to the Registration Statement, Registrant did not, directly or indirectly, control any person. Currently, the Registrant provides a vehicle for the investment of assets of various separate investment accounts established by MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant’s series as are purchased with separate account assets. As a result, MassMutual will own a substantial number of the shares of Registrant, probably for a number of years.

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities’ stock or other ownership interests. In addition, MassMutual may be deemed to control one or more investment pools not listed below and managed or sponsored by MassMutual or its affiliates, through direct or indirect ownership of shares or other interests in such investment pools.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

4.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

5.	CML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

B.	MML Distributors, LLC (Nov. 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (Nov. 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (Dec. 31, 1981), a Massachusetts corporation which operates as a securities broker-dealer and federally covered investment advisor.

a.	MML Insurance Agency, LLC (Nov. 16, 1990), a Massachusetts corporation which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, a Delaware limited liability company which operates as a broker-dealer. (MML Investors Services, LLC – 51% and Series Members – 49%.)

c.	MML Plan Solutions, LLC (June 15, 2011), a Delaware limited liability company.

2.	MassMutual Holding MSC, Inc. (Dec. 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

a.	MassMutual Corporate Value Limited (Aug. 24, 1994), a Cayman Islands corporation which holds a 88.4% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc. – 46%.)

1)	MassMutual Corporate Value Partners Ltd. (Aug. 24, 1994), owned 88.4% by MassMutual Corporate Value Limited.

b.	1279342 Ontario Limited (Jan. 29, 1998), a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

3.	Babson Capital Management LLC (July 5, 1940), a Delaware limited liability company which operates as a securities broker-dealer.

a.	Babson Capital Securities LLC (July 1, 1994), a Massachusetts corporation which operates as a securities broker-dealer.

b.	Babson Capital Japan KK, formerly known as MassMutual Investment Management Company (May 28, 2004), a Japanese registered investment adviser.

c.	Babson Capital Asia Limited (May 7, 2009), a Hong Kong company whose sole employee conducts market research for investment opportunities for Babson Capital Management LLC and Massachusetts Mutual Life Insurance Company.

d.	Babson Capital Australia Holding Company Pty Ltd. (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

1.)	Babson Capital Australia Pty Ltd. (October 16, 2009), an asset manager for Australian institutional investors.

e.	Babson Capital Guernsey Limited, an investment management company organized under the laws of Guernsey.

1.)	Babson Capital Europe Limited, an institutional debt-fund manager organized under the laws of England and Wales.

a.)	Almack Holding Partnership GP Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as a general partner of each of Almack Leveraged 1 LP, Almack Unleveraged 1 LP, Almack Leveraged 2 LP and Almack Unleveraged 2 LP.

b.)	Almack Mezzanine Fund Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.

c.)	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, serves as general partner of Almack Mezzanine II Leveraged LP, Almack Mezzanine II Unleveraged LP and Almack Mezzanine Founder II LP.

d.)	Almack Mezzanine GP III Limited, an English company that serves as general partner of Almack Mezzanine Investors III LP, Almack Mezzanine III LP and Almack Mezzanine Carry III LP, all the stock of which is owned by Babson Capital Europe Limited.

e.)	Babson Capital Global Advisors Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.

f.	Cornerstone Real Estate Advisers LLC (Jan. 20, 1994), a Delaware limited liability company which operates as an investment adviser.

1.)	Cornerstone Real Estate Advisers Europe Securities B.V. (October 31, 2008), a Dutch company that is a wholly-owned subsidiary of Cornerstone Real Estate Advisers LLC that is applying to become a licensed Dutch investment firm regulated by the Dutch Authority for Financial Markets.

2.)	Cornerstone Real Estate Advisers Inc. (formerly, Babson Capital Management, Inc.), a Delaware corporation that holds a “corporation” real estate license.

3.)	Cornerstone Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

a.)	Cornerstone Real Estate UK (No. 2) Limited (formerly, Peder Smedvig Protego Limited), a special purpose holding company.

b.)	Cornerstone Real Estate Advisers Europe Finance LLP (formerly, Protego Real Estate Investors Finance LLP), a London-based real estate investment management company.

c.)	Cornerstone Real Estate Advisers Europe LLP (formerly, Protego Real Estate Investors LLP), a London-based real estate investment management company. (50% owned by Cornerstone Real Estate UK Holdings Limited and 50% owned by Cornerstone Real Estate UK (No.2) Limited.)

g.	Wood Creek Capital LLC, a Delaware limited liability company that acts as an investment adviser.

1.)	Wood Creek Index Company, LLC, a Delaware limited liability company that compiles, analyzes and periodically publishes returns data for selected investments.

2.)	Whitney Street Finance, LLC, a Delaware limited liability company that invests in a fund of a Wood Creek Capital LLC affiliate.

h.	Babson Capital Cornerstone Asia Limited (January 23, 2008) a Hong Kong company that is applying to become a Hong Kong licensed investment firm regulated by the Securities and Futures Commission.

4.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies. (MassMutual Holding LLC – 97.395%.)

a.	OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer funds. (OppenheimerFunds Services, a division of OppenheimerFunds, Inc., operates as a transfer agent for the Oppenheimer funds.)

1.)	Centennial Asset Management Corporation (May 8, 1987), a Delaware corporation and broker dealer that currently has no operations.

2.)	OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York corporation which operates as a broker-dealer and general distributor of the Oppenheimer funds.

3.)	Oppenheimer Real Asset Management, Inc. (Dec. 22, 1988), a Delaware corporation which is the subadviser to a mutual fund investing in the commodities markets.

4.)	Shareholder Financial Services, Inc. (Nov. 1, 1989), a Colorado corporation which operates as a transfer agent for closed-end funds managed by Oppenheimer and certain closed-end funds managed by MassMutual.

5.)	Shareholder Services, Inc. (Sept. 16, 1987), a Colorado corporation that provides transfer agent services and currently has no clients.

6.)	OFI Private Investments, Inc. (March 20, 2000), is a New York based registered investment adviser which manages separate accounts for investors and also acts as the Program Manager and Investment Manager for several states’ 529 college savings and prepaid tuition plans.

7.)	OFI Institutional Asset Management, Inc. (Nov. 20, 2000), is a New York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

a.)	Trinity Investment Management Corporation (Nov. 1, 1974), a Pennsylvania corporation which provides portfolio management and equity research services primarily to institutional clients.

b.)	OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

c.)	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which operates as an investment adviser.

8.)	OppenheimerFunds International, Ltd. (July 9, 1997), a Dublin-based limited liability company that currently has no operations.

b.	Tremont Group Holdings, Inc. (previously, Tremont Capital Management, Inc.) (June 28, 2001), a New York-based investment services provider which specializes in hedge funds.

1.)	Tremont (Bermuda), Limited, a Bermuda-based investment adviser.

2.)	Tremont Partners, Inc., (1984) a Connecticut corporation that is a registered investment adviser.

3.)	Tremont Capital Management (Ireland) Limited, the manager of an Irish umbrella trust that manages a series of non-US strategy based funds.

4.)	Tremont GP, Inc., a Delaware corporation.

5.)	Settlement Agent LLC, a Delaware limited liability company that acts as an agent.

5.	HYP Management LLC (July 24, 1996), a Delaware limited liability company which operates as the “LLC Manager” of MassMutual High Yield Partners II LLC, a high yield bond fund.

6.	MML Realty Management Corporation (Oct. 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

7.	MassMutual International LLC (Feb. 19, 1996), a Delaware limited liability company which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

a.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company. (Owned 99.99% by MassMutual International LLC and .01% by MassMutual Holding LLC.)

1.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%.)

2.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Keng Puang Tay (in trust for MassMutual Asia Ltd.).)

3.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company currently holding 6.38% of MassMutual Life Insurance Company in Japan. (Owned 99.98% by MassMutual Asia Limited, 01% by Ling Sau Lei and .01% by Jones Leung.)

4.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

5.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

6.)	MassMutual Asia Investors Limited, a Hong Kong company that provides investment advisory services.

b.	MassMutual Internacional (Chile) Limitada, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 79.43%; MassMutual Holding LLC – .07%; 1279342 Ontario Limited – 20.5%.)

1.)	MassMutual (Chile) Limitada (September 13, 2006), a limited liability company organized in the Republic of Chile. (MassMutual Internacional (Chile) Limitada – 99.99 % and MassMutual International LLC .01%.)

a.)	Compañia de Seguros CorpVida S.A., a corporation organized in the Republic of Chile which operates as an insurance company. (MassMutual (Chile) Limitada – 33.49%.)

c.	MassMutual Europe S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company.

d.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 89.88%; MassMutual Asia Limited – 10.10%; and MassMutual Life Insurance Company – .02%.)

1.)	Kamakura (GP) Ltd, a Cayman Islands general partnership (MassMutual Life Insurance Company holds 100% of the investment interests).

8.	MassMutual Assignment Company (Oct. 4 2000), a North Carolina corporation which operated a structured settlement business.

9.	MassMutual Baring Holding, LLC (October 14, 2005), a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries.

a.	MassMutual Holdings (Bermuda) Limited, a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.

1.)	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

a.)	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

b.)	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

c.)	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

d.)	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

e.)	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

i.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as and intermediate holding company.

aa.	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

bb.	Baring France S.A.S. (July 24, 1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

cc.	Baring Asset Management (CI) Limited (July 18, 1990), an investment management company organized under the laws of the Isle of Guernsey.

dd.	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

ee.	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

ff.	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

i.	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

ii.	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

iii.	Baring Asset Management (Japan) Limited (January 13, 1986), a company organized in Japan that acts as an investment adviser.

iv.	Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser under the laws of Australia.

gg.	Baring Korea Limited (January 6, 2011), a company incorporated under the laws of Korea that provides supporting services to the Korean distributors in relation to the offshore fund distribution business.

b.	Baring Asset Management LLC (September 28, 1967), a Massachusetts corporation that acts as an investment adviser.

10.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

11.	First Mercantile Trust Company (November 26, 1957), a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals.

12.	MassMutual International Holding MSC, Inc., a Massachusetts corporation.

D.	The MassMutual Trust Company (Jan. 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC), is an equipment financing company which provides collateralized lending, financing and leasing services nationwide. (Owned 99.61% by MMC Equipment Finance LLC and .39% by C.M. Life Insurance Company.)

a.	Winmark Limited Funding LLC (June 3, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, and then issues non-recourse promissory notes which are secured by such assets (excluding residual interests).

b.	MMAF Equipment Finance LLC 2009-A (November 13, 2009), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

c.	MMAF Equipment Finance LLC 2011-A (June 21, 2011), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

J.	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.

K.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

L.	MML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

M.	PL-Apts, LLC (December 18, 2008), a Delaware limited liability company formed for the purpose of owning an apartment complex in Nashville, Tennessee.

N.	CV-APTS, LLC (March 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

O.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. (MassMutual holds an 81.39% interest and C.M. Life Insurance Company holds an 18.61% interest.)

P.	CB APTS, LLC (April 16, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

Q.	MP-APTS, LLC (April 1, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

R.	MW-APTS, LLC (April 14, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

S.	WW-APTS, LLC (July 9, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

T.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

U.	Country Club Office Plaza LLC (December 4, 2009), a Delaware limited liability company formed to take title to a property. (MassMutual is the managing member with an 88.06% ownership interest and C.M. Life Insurance Company holds an 11.94% ownership interest.)

V.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

W.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.

X.	580 Walnut Cincinnati LLC (December 22, 2010), a Delaware limited liability company formed for a Deed in Lieu of Foreclosure transaction relating to a loan. (MassMutual holds 50% ownership interest.)

Y.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company lending secured and unsecured loans to middle market and growing companies. (MassMutual Holding LLC holds 45% ownership interest; Babson Capital Management LLC holds 5% ownership interest; and Jefferies Group, Inc. holds 50% ownership interest.)

Item 30:	Indemnification

Article VIII of Registrant’s Agreement and Declaration of Trust provides for the indemnification of Registrant’s Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the 1940 Act or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual’s directors’ and officers’ liability insurance program, which covers Registrant’s Trustees and officers, consist of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability from shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage. For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31:	Business and Other Connections of the Investment Adviser

a. The Investment Adviser

MassMutual is the investment adviser for the Registrant. MassMutual is a mutual life insurance company organized as a Massachusetts corporation, which was originally chartered in 1851. As a mutual life insurance company, MassMutual has no shareholders. MassMutual’s primary business is ordinary life insurance. It also provides, directly or through its subsidiaries, a wide range of annuity and disability products, and pension and pension-related products and services, as well as investment services to individuals, and corporations and other institutions, in all 50 states of the United States and the District of Columbia. MassMutual is also licensed to transact business in Puerto Rico, and life insurance business in six provinces of Canada, but has no export sales. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual. MassMutual’s principal lines of business are (i) the Individual Insurance Group, which provides life insurance including variable and universal life insurance, annuities and disability income insurance to individuals and small businesses; (ii) Retirement Services, which provides group pension investment products and administrative services, primarily to sponsors of tax qualified retirement plans; and (iii) MassMutual International.

The directors and executive vice presidents of MassMutual, which is located at 1295 State Street, Springfield, Massachusetts, 01111-0001, their positions with MassMutual, and their other principal business affiliations and business experience for the past two years are as follows:

Directors

THOMAS C. BARRY, Director (since 2007), Chairman, Investment Committee and Member, Audit and Executive Committees

Founder and Chief Executive Officer (since 1993), Zephyr Management, L.P., 320 Park Avenue, New York, New York 10022; Director, African Capital Alliance, Ltd., Lagos, Nigeria; Member, Council on Foreign Relations, New York, New York; Director, The European Institute of Business Administration (INSEAD), Fontainebleau, France; Director, Harvard Business School Alumni Association, Cambridge, Massachusetts; Trustee, The Hotchkiss School, Lakeville, Connecticut; Advisory Board President, IMEF (INSEAD’s Charitable Foundation), Fontainebleau, France; Dean’s Council, The John F. Kennedy School of Government, Harvard University, Cambridge, Massachusetts; Board, South African Capital Growth Fund; Chairman, Summer Search, New York, New York; Director, TechnoServe, Norwalk, Connecticut; Director, Trickle Up, New York, New York; Trustee, University School, Cleveland, Ohio; and Member, Yale University President’s Council on International Affairs, New Haven, Connecticut.

CRISTÓBAL I. CONDE, Director (since 2011) and Member, Audit and Human Resources Committees

Former President and CEO of SunGard Data Systems Inc. (2002-2011), Chief Operating Officer (1999-2002), head of the Trading Systems Division (1990-1999), Director (since 1999); and Co-founder of Devon Systems International, Inc. (acquired by SunGard in 1987).

KATHLEEN A. CORBET, Director (since 2008) and Member, Audit, Investment and Operations Committees

Founder and Principal, Cross Ridge Capital, LLC, New Canaan, Connecticut; Former President (2004-2007), Standard & Poor’s, New York, New York; Trustee Associate, Former Trustee and Chair, Committee on University Advancement and Former Member, Nominations and Governance Committee, Boston College, Chestnut Hill, Massachusetts 02467; Former Member, Dean’s Executive Advisory Board, New York University Stern School of Business, New York, New York 10012; Member, New Canaan Board of Finance, New Canaan, Connecticut; Former Treasurer, League of Women Voters of New Canaan (Not for profit), New Canaan, Connecticut; and Member, Investment Committee, New York Community Trust (Not for profit).

ROGER W. CRANDALL, Chairman (since 2010), Director (since 2008), Chairman, Executive Committee and Member, Corporate Governance (non-voting member), Investment and Operations Committees

JAMES H. DeGRAFFENREIDT, JR., Director (since 2002), Chairman, Corporate Governance Committee and Member, Executive and Human Resources Committees

Retired, Chairman and Chief Executive Officer (1998-2009), Director (2001-2009), WGL Holdings, Inc., Washington, D.C., parent company of Washington Gas Light Company (public utility holding company), 101 Constitution Avenue, NW, Washington, D.C., 20080; Chairman and Chief Executive Officer (1998-2009), Director (1994-2009), Washington Gas Light Company, Washington, D.C.; Chairman (since 2007) and Director (since 1998), American Gas Association, Washington, D.C.; Director (since 1996), Harbor Bankshares Corporation (Holding Company), Baltimore, Maryland; Director (1998-2006), MedStar Health, Columbia, Maryland; Co-Chairman of the Board (2004-2006) and Director (since 1998), Alliance to Save Energy, Washington, D.C.; Director (current), Vectren Corporation; Trustee (since 1999), Federal City Council, Washington, D.C.; Trustee (since 1995), Maryland Science Center, Baltimore, Maryland; Trustee (since 1999), Walters Art Museum, Baltimore, Maryland; and President (current), Maryland State Board of Education.

PATRICIA DIAZ DENNIS, Director (since 1996) and Chairperson, Human Resources Committee and Member, Corporate Governance and Executive Committees

Retired, Senior Vice President and Assistant General Counsel (2005-2008), AT&T Services, Inc. (formerly SBC Services, Inc.), San Antonio, Texas; Chair of the National Board of Directors (2005-2008), Girl Scouts of the U.S.A.; Director (2005-2006), CarrAmerica NYSE; Director (since 2001), UST-NYSE; Trustee (since 2003), NHP Foundation (non-profit); and Director (since 2006), Matt Foundation, Inc.

ROBERT A. ESSNER, Lead Director (since 2009), Director (since 2002) and Member, Corporate Governance, Human Resources, Executive and Operations Committees

Retired, Chairman (2008), Chairman and Chief Executive Officer (2006-2007), Chairman, President and Chief Executive Officer (2003-2006) and Director (1997-2008), Wyeth, 5 Giralda Farms, Madison, New Jersey 07940; and Trustee (since 2002), PennMedicine (the entity governing the University of Pennsylvania School of Medicine and the University of Pennsylvania Health System).

ROBERT M. FUREK, Director (since 1996), Chairman, Operations Committee and Member, Corporate Governance and Executive Committees

Partner (1997-2010), Resolute Partners LLC (private merchant bank); Chairman and Chief Executive Officer (since 2003), Catelectric Corp.; Director, ConnCan (non-profit) (current); Director, Island Country Club Charitable Foundation (non-profit) (current); and Trustee, Chair of the Development Committee (1997-2006), Kingswood-Oxford School.

RAYMOND W. LeBOEUF, Director (since 2008), Chairman, Audit Committee and Member, Executive, Human Resources and Operations Committees

Retired, Chairman and Chief Executive Officer (1997-2005), PPG Industries, Inc., Pittsburgh, Pennsylvania; Director (since 2000) and Member, Audit and Compensation Committees, ITT Corp.; and Director (since 1997), Chairman, Audit Committee and Member, Compensation Committee, Praxair.

CATHY E. MINEHAN, Director (since 2009) and Member, Audit, Investment and Operations Committees

Dean (since 2011), Simmons College School of Management; Managing Director, Arlington Advisory Partners, Boston, Massachusetts; President and Chief Executive Officer (1994-2007), Retired, Federal Reserve Bank of Boston; member of the boards of Visa, Inc.; Becton; Dickinson and Co.; Massachusetts General Hospital; and the University of Rochester.

MARC F. RACICOT, Director (since 2001) and Member, Corporate Governance and Human Resources Committees

Former President and Chief Executive Officer (2005-2009), American Insurance Association, 1130 Connecticut Avenue, NW, Suite 1000, Washington, D.C., 20036; Director (since 2001), Burlington Northern Santa Fe Railway Company; Chairman (1999-2007) and Member (1993-2007), Jobs for America’s Graduates; Director (2005-2006), Allied Capital Corporation; and Director (2001-2006), Siebel Systems.

WILLIAM T. SPITZ, Director (since 2007) and Member, Corporate Governance and Investment Committees

Vice Chancellor for Investments Emeritus (1997-2007) and Vice Chancellor and Chief Investment Officer (1985-2007), Vanderbilt University, 2100 West End Avenue, Nashville, Tennessee 37203; Co-Founder, Director and Principal (since 1995), Diversified Trust Company; Director (since 2007), Acadia Realty Trust; Director (since 2007), Cambium Global Timberland Ltd.; and Member, Bessemer Trust Company.

H. TODD STITZER, Director (since 2011) and Member, Audit and Investment Committees

Former CEO of Cadbury PLC (2003-2010), Deputy CEO from (2002-2003), Chief Strategy Officer (2000-2002); President and CEO of Dr. Pepper/Seven Up Inc., (1997-2000), and Executive Director (March 2000-2010); Director, Diageo PLC; member, Advisory Committee of Virgin Group Holdings LLC; and member, Advisory Board of Hamlin Capital Management LLC.

Executive Officer

ROGER W. CRANDALL, Chairman, President and Chief Executive Officer and Director

Chairman (since December 2010), Chief Executive Officer (since January 2010), President (since December 2008), Chief Operating Officer (December 2008-December 2009), Director (since December 2008), Executive Vice President, Chief Investment Officer and Co-Chief Operating Officer (July 2007-December 2008), Executive Vice President and Chief Investment Officer (June 2005-July 2007) and Member of the Office of the CEO (June 2005-2008), MassMutual; Chairman, Director and Chief Executive Officer (since 2010), President (since 2008) and Executive Vice President-Investments (2005-2008), C.M. Life Insurance Company; Chairman, Director and Chief Executive Officer (since 2010), President (since 2008) and Executive Vice President-Investments (2005-2008), MML Bay State Life Insurance Company; Chairman, Director and Chief Executive Officer (since 2010), MassMutual Holding LLC; Chairman (since January 2010), Director (since 2005) and Chairman, Compensation Committee, Oppenheimer Acquisition Corp.; Director (since 2006) and Chairman, Compensation Committee, MassMutual International LLC; Director and Vice President (since 2005), MassMutual Holdings (Bermuda) Limited; President (since 2005) and Director (2005-2008), MassMutual Holding MSC, Inc.; Non-Executive Director (since 2005), Baring Asset Management Limited; Director (2004-2009) and Executive Committee Member (2005-2009), MML Assurance, Inc.; President (2006-2007), Chief Executive Officer (2005-2008), Chairman (2005-2008), Member of the Board of Managers (2003-2008), Managing Director (2000-2008) and Member, Senior Compensation Committee, Babson Capital Management LLC; Director (2004-2008), Babson Capital Europe Limited; Chairman (2005-2008) and Trustee (2003-2008),

MassMutual Corporate Investors; Chairman (2005-2008) and Trustee (2003-2008), MassMutual Participation Investors; Chairman (2005-2008) and Trustee (2003-2008), MMCI Subsidiary Trust; Chairman (2005-2008) and Trustee (2003-2008), MMPI Subsidiary Trust; Director (2005-2008), Babson Capital Japan KK; Chairman and Director (2005-2008), Cornerstone Real Estate Advisers LLC; Director (2003-2008), MassMutual Corporate Value Limited; Director (2003-2008), MassMutual Corporate Value Partners Limited; President (2003-2008), Director (1996-2006) and Member of the Advisory Board (2003-2008), HYP Management LLC; President (1998-2006), MassMutual/Darby CBO IM, Inc.; Director (1996-2008) and Senior Vice President (2003-2008), MMHC Investment LLC; Director (2004-2008), Jefferies Finance LLC; Director (1999-2008), SAAR Holdings CDO Limited; and Member of Advisory Board (2004-2008), MassMutual High Yield Partners II, LLC; and Director (since 2009), OppenheimerFunds, Inc.

Executive Vice Presidents

ROBERT CASALE, Executive Vice President

Executive Vice President (since April 2010), Senior Vice President (2009-2010), Chief Information Officer and Head of Enterprise Technology Organization (since 2008), Corporate Vice President (2007-2009), Vice President (2006-2007), Assistant Vice President (2005-2006), MassMutual; Board Member (since 2009), United Way of Pioneer Valley.

M. TIMOTHY CORBETT, Executive Vice President and Chief Investment Officer

Executive Vice President and Chief Investment Officer (since May 2011), MassMutual; Chief Investment Officer and Head of the Pension Fund Management Division of the Office of the State Treasurer, Connecticut Retirement Plans and Trust Funds (August 2009-May 2011), State of Connecticut; Head of Fixed Income (July 2008-April 2009), McMorgan & Company, San Francisco, California; Managing Director and Head of Asset Management (2002-July 2008), Hartford Investment Management Company, Hartford, Connecticut; Head of Portfolio Management, Investment Management (1996-2002), Aetna, Inc., Hartford, Connecticut; Chartered Financial Analyst; Fellow of the Society of Actuaries; President Elect of the Board of Governors (2011) and Chairman (since 2007), Finance and Audit Committee, Hill-Stead Museum; Director (since 2009) and Chairman (since 2010), Audit Committee, YMCA of Greater Hartford; and Member of Advisory Board (2000-2002; 2005-2008), Institutional Investor’s Fixed Income Forum.

MICHAEL R. FANNING, Executive Vice President and Head of U.S. Insurance Group

Executive Vice President and Head of U.S. Insurance Group (since December 2008), Senior Vice President and Chief Operating Officer, U.S. Insurance Group (2006-December 2008), MassMutual; Director (since 2009), C.M. Life Insurance Company; Director (since 2009), MML Bay State Life Insurance Company; Chairman (since 2007), Chief Executive Officer (since December 2008), President (2007-2008) and Member (since 2008) Audit and Executive Committees, MML Investors Services, LLC; Member Representative, MassMutual (since 2009), Member Representative, MassMutual Holding LLC (since 2009), and Insurance Operations Superviser (since 2010), MML Distributors, LLC; Director (since 2007), MML Insurance Agency, Inc.; and Vice President, Individual Business (1998-2006), MetLife, Inc.

DEBRA A. PALERMINO, Executive Vice President

Executive Vice President (since April 2010), Senior Vice President (September 2007-March 2010), Corporate Vice President (February 2006-September 2007), MassMutual; Committee Member, Women’s Amateur Public Links Committee (January 2004-November 2009), U.S. Golf Association; President, Board of Directors (January 2005-January 2007), YWCA of Greater Hartford; Senior Vice President, Board of Directors (October 2004-October 2006), CT Women’s Golf Association.

MARK D. ROELLIG, Executive Vice President and General Counsel

Executive Vice President and General Counsel (since December 2005), Executive Vice President, General Counsel and Secretary (July 2008-March 2009), MassMutual; Director (since 2008), Executive Vice President and General Counsel (since 2008), C.M. Life Insurance Company; Director (since 2008), Executive Vice President and General Counsel (since 2008), MML Bay State Life Insurance Company; Director (since 2006), HYP Management LLC; Director (since 2006), MassMutual Assignment Company; Associate Secretary (since 2009), MassMutual Holding LLC; Director (since 2006), MassMutual Holding MSC, Inc.; Director (since 2006), MML Financial, LLC; and Director (since 2006), Oppenheimer Acquisition Corp.

MICHAEL T. ROLLINGS, Executive Vice President and Chief Financial Officer

Executive Vice President and Chief Financial Officer (since 2006), Senior Vice President (2004-2006) and Deputy Chief Financial Officer (2004-2006), MassMutual; Member of the Board of Managers and Chairman, Audit Committee, Babson Capital Management LLC; Director (since 2008), Executive Vice President (since 2003), MassMutual Holding LLC; Director (since 2004) and Member (since 2005), Audit, Compensation and Executive Committees, MML Assurance, Inc.; Manager (since 2004), MML Financial, LLC; Manager (since 2004), MML Investment Products, LLC; Director (since 2005), Tremont Group Holdings, Inc. (formerly known as Tremont Capital Management, Inc.); Director (since 2006) and Member (since 2007), Audit Committee, MML Investors Services, LLC; Director (2006-2008), MMHC Investment LLC; Director (since 2005) and Member, Executive Committee, MassMutual Asia Limited; Director (since 2005), MassMutual Holdings (Bermuda) Limited; Director (since 2005), and Member, Audit Committee, Oppenheimer Acquisition Corp.; Director (since 2006) and Member, Audit Committee, Cornerstone Real Estate Advisers LLC; Chairman and Chief Executive Officer (since 2009) and Director (since 2006), MassMutual Capital Partners LLC; President (since 2009) and Director (since 2006), MassMutual International Holding MSC, Inc.; President (since 2007) and Director (since 2006), 9048-5434 Quebec Inc.; Director (since 2006) and Member, Audit Committee, MassMutual International LLC; Director (since 2006), HYP Management LLC; Director (since 2006), MassMutual Assignment Company; Director (2006-2008), MassMutual Benefits Management, Inc; Director (since 2008), Executive Vice President and Chief Financial Officer (since 2006), C.M. Life Insurance Company; Director (since 2008), Executive Vice President and Chief Financial Officer (since 2006), MML Bay State Life Insurance Company; Non-Executive Director (since 2007), Baring Asset Management Limited; Director (since 2009), OppenheimerFunds, Inc.; and Director (since 2010) and Member, Executive and Audit Committees, The MassMutual Trust Company, FSB.

ELAINE A. SARSYNSKI, Executive Vice President

Executive Vice President (Retirement Services Division) (since February 2008), Executive Vice President and Chief Administrative Officer (June 2005-February 2008), Senior Vice President and Chief Administrative Officer, Community Relations, Corporate Communications, Corporate Human Resources and Corporate Services (September 2005-June 2006), MassMutual; Chairman (since September 2008), Chief Executive Officer (since 2006), President (July 2006-September 2008) and Member, Compensation Committee, MassMutual International LLC; Director (since 2006), HYP Management LLC; Director (since 2006), MassMutual Asia Limited; Director (since 2006), MassMutual Assignment Company; Chairman and Director (since 2006), MassMutual Europe, S.A.; Director (since 2007), MassMutual Global Wealth Management Limited; Chairman and Chief Executive Officer (since 2010), MassMutual International Holding MSC, Inc.; Director (since 2006), MassMutual Life Insurance Company (Japan); Chief Executive Officer, President and Springfield OSJ Supervisor (since 2009), MML Distributors, LLC; Director (since 2008), MassMutual Holding LLC; Retirement Services Superviser (since 2009), Director (since 2005), Member (since 2005), Executive Committee and Member (since 2006), Audit Committee, MML Investors Services, LLC; and Director (since 2006), MassMutual Mercuries Life Insurance Company.

ELIZABETH A. WARD, Executive Vice President and Chief Enterprise Risk Officer

Executive Vice President (since 2011), Chief Enterprise Risk Officer (since 2007), and member of MassMutual’s Executive Leadership Team (since 2009), MassMutual; Director (since 2010) and Member (since 2010), Investment Committee, The MassMutual Trust Company, FSB; Director (since 2009), MassMutual International LLC; Director (since 2009), Oppenheimer Acquisition Corp.; and Director (since 2009), OppenheimerFunds, Inc.

b. The Investment Subadvisers:

ALLIANCEBERNSTEIN L.P. (“ALLIANCEBERNSTEIN”)

The information with respect to each director of AllianceBernstein Corporation (“AB Corporation”), the general partner of AllianceBernstein, and each principal executive officer of AB Corporation and AllianceBernstein is as follows:

Biographies

Laurence E. Cranch

General Counsel

Laurence E. Cranch has been General Counsel since joining AllianceBernstein in 2004. Prior to that, he was a partner at Clifford Chance, an international law firm, where he focused on representing financial institutions with respect to their securities and investment-management activities. From 1973 to 2000, Cranch practiced law at Rogers & Wells, where he was managing partner. Rogers & Wells merged with Clifford Chance in 2000. He earned a BA from Amherst College and a JD from the University of Pennsylvania Law School. Location: New York

James Gingrich

Chairman and Chief Executive Officer, Sanford C. Bernstein, LLC

James Gingrich is currently the Chairman and CEO of Sanford C. Bernstein, LLC, a position he assumed in January 2007. Prior to that, he served as global director of research. Gingrich was formerly a senior research analyst, for which he was recognized in Institutional Investor’s All-America Research team. Prior to joining the firm in 1999, he was a partner with Booz Allen Hamilton, where he focused on the consumer goods and retailing sectors for 17 years. Gingrich earned a BS in operations research and industrial engineering from Cornell University. He also earned an MEng in operations research and an MBA from Cornell, both with distinction.

Edward J. Farrell

Senior Vice President and Controller

Mr. Farrell has been Senior Vice President and Controller since joining AllianceBernstein in 2003. He also serves as the Chief Financial Officer of SCB LLC. From 1994 through 2003, Mr. Farrell worked at Nomura Securities International, where he was a Managing Director and a member of the senior management committee. He also held various financial positions including Controller and Chief Financial Officer.

Peter S. Kraus

Chairman of the Board and Chief Executive Officer

Peter S. Kraus, Chairman of the Board of Directors and Chief Executive Officer, joined AllianceBernstein in December 2008. Previously, he was executive vice president at Merrill Lynch, where he was responsible for overseeing the firm’s business strategy and investments, global growth plans and opportunities, and corporate acquisitions. Kraus also led initiatives integrating the work of the corporate strategy and business development team with the efforts of the firm’s senior business leaders around the world to identify cross-platform synergies. He has more than two decades of experience in the financial markets, including investment banking, asset management and private wealth management. Prior to joining Merrill Lynch, Kraus held several management roles at Goldman Sachs Group, Inc., where he was most recently co-head of the Investment Management Division as well as the head of firmwide strategy and chairman of the Strategy Committee. During his 22-year tenure at Goldman Sachs, he also served as co-head of the Financial Institutions Group (FIG), and worked in FIG Tokyo from 1990 to 1991. Kraus was named a partner at Goldman Sachs in 1994 and managing director in 1996. Before joining Goldman Sachs in 1986, he was an audit partner at Peat, Marwick, Mitchell & Co. Kraus earned an MBA from New York University and a BA from Trinity College. Location: New York

Lori Massad

Head—Human Capital and Chief Talent Officer

Lori Massad was elected Head of Human Capital and Chief Talent Officer in February 2009. She joined the firm in 2006 as senior vice president and Chief Talent Officer. Previously, Massad was chief talent officer and COO at Marakon Associates, a strategy consulting firm. Before Marakon, she was a founding member of two start-ups–Spencer Stuart Talent Network and EmployeeMatters, a human resources outsourcing firm. Prior to working on the start-ups, Massad spent eight years at the Boston Consulting Group, where she became a senior manager on the consulting staff and leader of the firm’s recruiting, training and development programs. During her tenure at the Boston Consulting Group, she was also an adjunct professor at New York University’s Leonard N. Stern School of Business, teaching the graduate courses “Competitive Analysis” and “The Fundamentals of Management Consulting.” Massad earned a BS at the University of Delaware and an MBA at Harvard Business School. Location: New York

David Steyn

Chief Operating Officer

David Steyn is the Chief Operating Officer and a Partner of AllianceBernstein L.P. He joined the firm in 1999 as the founding co-CEO of Sanford C. Bernstein’s London office. As COO, Steyn directly oversees the heads of Distribution Services and those of Fiduciary and Corporate Services. In addition, he is in charge of the Alternative Strategies unit. In the 20 years prior to joining AllianceBernstein, Steyn ran both fixed-income and equity investment teams. He is the author of “Market Neutral: Engineering Return and Risk,” which was published in 1998 by the CFA Institute and has been part of the CFA syllabus since. Steyn earned a law degree from the University of Aberdeen in 1979.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

(“AMERICAN CENTURY”)

Business and Other Connections of the Investment Advisor

In addition to serving as a subadviser for the Registrant, American Century Investment Management, Inc. provides portfolio management services for other investment companies as well as for other business and institutional clients. Business backgrounds of the directors and principal executive officers of the subadviser during the past two fiscal years are as follows:

James E. Stowers, Jr. (Director). Founder and Director American Century Companies, Inc. (ACC). Also serves as a Director of American Century Services, LLC (ACS), American Century Investment Services, Inc. (ACIS), and other ACC subsidiaries.

Jonathan S. Thomas (Executive Vice President and Director). President and Chief Executive Officer, ACC. Also serves as President, Chief Executive Officer and Director, ACS; Director, ACIS, other ACC subsidiaries; Director for various American Century-advised investment companies. Formerly Managing Director, Morgan Stanley (March 2000 to November 2005).

Enrique Chang (President, Chief Executive Officer and Chief Investment Officer). Executive Vice President and Director, ACC.

Maryanne Roepke (Chief Compliance Officer). Chief Compliance Officer, ACS. Also serves as Senior Vice President, ACS.

Jon Zindel (Senior Vice President, Chief Financial Officer and Chief Accounting Officer). Vice President, Chief Financial Officer and Chief Accounting Officer, ACC; Senior Vice President, Chief Financial Officer and Chief Accounting Officer, ACS and other ACC subsidiaries; Senior Vice President and Chief Accounting Officer, ACIS.

Charles A. Etherington (Senior Vice President and General Counsel). Vice President and General Counsel, ACC. Also serves as Senior Vice President and General Counsel, ACS, other ACC subsidiaries and various American Century-advised investment companies. Vice President and General Counsel, ACIS.

The principal address for all American Century entities is 4500 Main Street, Kansas City, MO 64111.

BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”)

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Senior Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer, Senior Managing Director, and Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Senior Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Senior Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Senior Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Chief Financial Officer and Senior Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Senior Managing Director

	BlackRock Cayco Limited, Grand Cayman, Cayman Islands	Director

	BlackRock Cayman Company, Georgetown, Grand Cayman, Cayman Islands	Director

	BlackRock Cayman Finco Limited, Grand Cayman, Cayman Islands	Director

	BlackRock Corporation US Inc. San Francisco, CA	Chief Financial Officer and Senior Managing Director

	BlackRock Delaware Holdings Inc. San Francisco, CA	Chief Financial Officer and Senior Managing Director

	BlackRock Financial Management, Inc., New York, NY	Chief Financial Officer and Senior Managing Director

	BlackRock Finco, LLC, Wilmington, DE	Director

	BlackRock Fund Advisors San Francisco, CA	Chief Financial Officer and Senior Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Senior Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer, Senior Managing Director and Director

	BlackRock Growth Partners, Inc. San Francisco, CA	Chief Financial Officer and Senior Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Senior Managing Director

	BlackRock Holdco 4, LLC, Wilmington, DE	Director

	BlackRock Holdco 6, LLC, Wilmington, DE	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Financial Officer and Senior Managing Director

	BlackRock Institutional Trust Company, National Association,	Director

San Francisco, CA

	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director

	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydney, Australia	Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Senior Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Senior Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Senior Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Senior Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Senior Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Senior Managing Director

Robert P. Connolly, General Counsel, Senior Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock, Inc., New York, NY	General Counsel, Senior Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Senior Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Senior Managing Director and Secretary

	BlackRock Capital Holdings, Inc., Wilmington, DE	General Counsel, Senior Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Senior Managing Director and Secretary

	BlackRock Corporation US Inc. San Francisco, CA	General Counsel, Senior Managing Director and Secretary

	BlackRock Delaware Holdings Inc. San Francisco, CA	General Counsel, Senior Managing Director and Secretary

	BlackRock Execution Services, San Francisco, CA	General Counsel and Secretary

	BlackRock Financial Management, Inc., New York, NY	General Counsel, Senior Managing Director and Secretary

	BlackRock Fund Advisors San Francisco, CA	General Counsel, Senior Managing Director and Secretary

	BlackRock Fund Distribution Company, San Francisco, CA	General Counsel and Secretary

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Senior Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Senior Managing Director and Secretary

	BlackRock Growth Partners, Inc. San Francisco, CA	General Counsel, Senior Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Senior Managing Director and Secretary

	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Senior Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Senior Managing Director and Secretary

	BlackRock Investment Management, LLC Plainsboro, NJ	General Counsel, Senior Managing Director and Secretary

	BlackRock Investments, LLC, Wilmington, DE	General Counsel, Senior Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Senior Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Senior Managing Director and Secretary

	BlackRock UK 1 LP, London, England	General Counsel, Senior Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	General Counsel, Senior Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Senior Managing Director and Secretary

Laurence D. Fink, Chief Executive Officer	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chief Executive Officer

	BlackRock Capital Holdings, Inc., Wilmington, DE	Chief Executive Officer and Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Executive Officer and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman and Director

	BlackRock Corporation US, Inc., San Francisco, CA	Chairman, Chief Executive Officer, and Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Chairman, Chief Executive Officer, and Director

	BlackRock Execution Services, San Francisco, CA	Chairman and Director

	BlackRock Financial Management, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Fund Advisors, San Francisco, CA	Chief Executive Officer and Director

	BlackRock Fund Distribution Company, San Francisco, CA	Chairman and Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer and Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Growth Partners, Inc., San Francisco, CA	Chief Executive Officer and Director

	BlackRock Holdco 2, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock HPB Management, LLC, New York, NY	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer and Director

	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Investment Management, LLC Plainsboro, NJ	Chief Executive Officer

	BlackRock Investments, LLC, Wilmington, DE	Chairman, Board of Managers

	DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director

	State Street Research & Management Company, Boston, MA	Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chief Executive Officer and Director

Robert S. Kapito, President	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Capital Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Corporation US, Inc., San Francisco, CA	President and Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	President and Director

	BlackRock Execution Services, San Francisco, CA	Director

	BlackRock Financial Management, Inc., New York, NY	President and Director

	BlackRock Fund Advisors, San Francisco, CA	President and Director

	BlackRock Fund Distribution Company, San Francisco, CA	Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Growth Partners, Inc., San Francisco, CA	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President

	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock Investment Management, LLC Plainsboro, NJ	President

	BlackRock Investments, LLC, Wilmington, DE	Director - Board of Managers

	Carbon Capital III, Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Paul Audet, Senior Managing Director	BAA Holdings, LLC, Wilmington, DE	Senior Managing Director

	BlackRock, Inc., New York, NY	Senior Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Corporation US, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director

	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Senior Managing Director

	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Senior Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Senior Managing Director

	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director

	BlackRock Investment Management, LLC Plainsboro, NJ	Senior Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Senior Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Senior Managing Director

	BlackRock Realty Advisors, Inc., San Francisco, CA	Chief Executive Officer, Senior Managing Director, and Director

	BlackRock UK 1 LP, London, England	Senior Managing Director

	State Street Research & Management Company, Boston, MA	Senior Managing Director

	SSRM Holdings, Inc., Boston, MA	Senior Managing Director

Charles Hallac, Chief Operating Officer and Senior Managing Director	BlackRock, Inc., New York, NY	Chief Operating Officer and Senior Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Operating Officer and Senior Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Operating Officer and Senior Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Chief Operating Officer and Senior Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Operating Officer and Senior Managing Director

	BlackRock Corporation US, Inc., San Francisco, CA	Chief Operating Officer and Senior Managing Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Chief Operating Officer and Senior Managing Director

	BlackRock Financial Management, Inc., New York, NY	Chief Operating Officer and Senior Managing Director

	BlackRock Fund Advisors, San Francisco, CA	Chief Operating Officer and Senior Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Operating Officer and Senior Managing Director

	BlackRock Funding International, Ltd. Cayman Islands	Chief Operating Officer and Senior Managing Director

	BlackRock Growth Partners, Inc., San Francisco, CA	Chief Operating Officer and Senior Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Operating Officer and Senior Managing Director

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Operating Officer and Senior Managing Director

	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Chief Executive Officer, President and Director

	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director

	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydney, Australia	Director

	BlackRock International Holdings, Inc., New York, NY	Chief Operating Officer and Senior Managing Director

	BlackRock Investment Management, LLC Plainsboro, NJ	Chief Operating Officer and Senior Managing Director

	State Street Research & Management Company, Boston, MA	Chief Operating Officer and Senior Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Operating Officer and Senior Managing Director

Barbara Novick, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Corporation US, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director

	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Senior Managing Director

	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Holdco 2, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Senior Managing Director

	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director

	BlackRock Investment Management, LLC Plainsboro, NJ	Senior Managing Director

	State Street Research & Management Company, Boston, MA	Senior Managing Director

	SSRM Holdings, Inc., Boston, MA	Senior Managing Director

Peter Fisher, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director

	BlackRock Advisors Singapore Pte. Limited, Singapore	Senior Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Corporation US, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director

	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Funding International, Ltd. Cayman Islands	Senior Managing Director

	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Senior Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Senior Managing Director

	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director

	BlackRock Investment Management, LLC Plainsboro, NJ	Senior Managing Director

	State Street Research & Management Company, Boston, MA	Senior Managing Director

	SSRM Holdings, Inc., Boston, MA	Senior Managing Director

Susan Wagner, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Corporation US, Inc., San Francisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Director

	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director

	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydeny, Australia	Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC Plainsboro, NJ	Vice Chairman

	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director

	DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Doll, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Corporation US, Inc., San Fancisco, CA	Senior Managing Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director

	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Funding International, Ltd. Cayman Islands	Senior Managing Director

	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Senior Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Senior Managing Director

	BlackRock Investment Management, LLC Plainsboro, NJ	Senior Managing Director

	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Senior Managing Director

	SSRM Holdings, Inc., Boston, MA	Senior Managing Director

Robert Fairbairn, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Corporation US, Inc., San Fancisco, CA	Senior Managing Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director

	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director

	BlackRock Funding International, Ltd. Cayman Islands	Senior Managing Director

	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Senior Managing Director

	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director

	BlackRock Investment Management, LLC Plainsboro, NJ	Senior Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Senior Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Senior Managing Director

	BlackRock UK 1 LP, London, England	Senior Managing Director

	State Street Research & Management Company, Boston, MA	Senior Managing Director

	SSRM Holdings, Inc., Boston, MA	Senior Managing Director

Bennett Golub, Chief Risk Officer and Senior Managing Director	BlackRock, Inc., New York, NY	Chief Risk Officer and Senior Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Risk Officer and Senior Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Risk Officer and Senior Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Chief Risk Officer and Senior Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Risk Officer and Senior Managing Director

	BlackRock Corporation US, Inc., San Fancisco, CA	Chief Risk Officer and Senior Managing Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Chief Risk Officer and Senior Managing Director

	BlackRock Financial Management, Inc., New York, NY	Chief Risk Officer and Senior Managing Director

	BlackRock Fund Advisors, San Francisco, CA	Chief Risk Officer and Senior Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Risk Officer and Senior Managing Director

	BlackRock Funding International, Ltd. Cayman Islands	Chief Risk Officer and Senior Managing Director

	BlackRock Growth Partners, Inc., San Francisco, CA	Chief Risk Officer and Senior Managing Director

	BlackRock Institutional Management Corporation Wilmington, DE	Chief Risk Officer and Senior Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Risk Officer and Senior Managing Director

	BlackRock Investment Management, LLC Plainsboro, NJ	Chief Risk Officer and Senior Managing Director

	SSRM Holdings, Inc. Boston, MA	Chief Risk Officer and Senior Managing Director

	State Street Research & Management Company, Boston, MA	Chief Risk Officer and Senior Managing Director

Richard Kushel, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director

BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director

BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director

BlackRock Asset Management Deutschland AG, Munich, Germany	Chairman and Director

BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director

BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director

BlackRock Corporation US, Inc., San Fancisco, CA	Senior Managing Director

BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director

BlackRock Financial Management, Inc., New York, NY	Senior Managing Director

BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director

BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director

BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director

BlackRock Holdco 2, Inc. Wilmington, DE	Senior Managing Director

BlackRock Holdco 5, LLC, Wilmington, DE	Director

BlackRock Investment Management, LLC Plainsboro, NJ	Senior Managing Director

BlackRock Institutional Management Corporation Wilmington, DE	Senior Managing Director

BlackRock International Holdings, Inc., New York, NY	Senior Managing Director

SSRM Holdings, Inc. Boston, MA	Vice Chairman

State Street Research & Management Company, Boston, MA	Vice Chairman

BlackRock Asset Management UK Limited, London, England	Chairman and Director

BlackRock Group Limited, London, England	Chairman and Director

BlackRock International Limited, Edinburgh, Scotland	Chairman and Director

BlackRock Investment Management International Limited, London, England	Chairman and Director

BlackRock Investment Management (UK) Limited, London, England	Chairman and Director

	DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director

	PSN Pty Ltd., Melbourne, Australia	Director

Amy Engel, Treasurer and Managing Director	BlackRock, Inc., New York, NY	Treasurer and Managing Director

	BAA Holdings, LLC, Wilmington, DE	Treasurer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Treasurer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Treasurer and Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Treasurer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Treasurer and Managing Director

	BlackRock Corporation US Inc. San Francisco, CA	Treasurer and Managing Director

	BlackRock Delware Holdings Inc. San Francisco, CA	Treasurer and Managing Director

	BlackRock Financial Management, Inc., New York, NY	Treasurer and Managing Director

	BlackRock Fund Advisors, San Francisco, CA	Treasurer and Managing Director

	BlackRock Funding International, Ltd. Cayman Islands	Treasurer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Treasurer and Managing Director

	BlackRock Growth Partners, Inc. San Francisco, CA	Treasurer and Managing Director

	BlackRock Holdco 2, Inc., Wilmington, DE	Treasurer and Managing Director

	BlackRock Institutional Management Corporation Wilmington, DE	Treasurer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Treasurer and Managing Director

	BlackRock Investment Management, LLC Plainsboro, NJ	Treasurer and Managing Director

	SSRM Holdings, Inc. Boston, MA	Treasurer and Managing Director

	State Street Research & Management Company, Boston, MA	Treasurer and Managing Director

Kendrick Wilson, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director
BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

BlackRock Corporation US, Inc., San Fancisco, CA	Vice Chairman

BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

BlackRock Financial Management, Inc., New York, NY	Vice Chairman

BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

BlackRock Holdco 2, Inc., Wilmington, DE	Vice Chairman

BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

BlackRock International Holdings, Inc., New York, NY	Vice Chairman

BlackRock Investment Management, LLC Plainsboro, NJ	Vice Chairman

SSRM Holdings, Inc. Boston, MA	Vice Chairman

State Street Research & Management Company, Boston, MA

CAPITAL GUARDIAN TRUST COMPANY (“CAPITAL GUARDIAN”)

Capital Guardian Trust Company

Current Directors and Officers

as of February 1, 2010

Only associates of The Capital Group Companies may serve as officers and directors of Capital Guardian Trust Company (“CGTC”). The code of ethics used by CGTC discourages associates from serving on the board of directors or advisory board of any private or public company. Approval must be received prior to serving on a board and board membership is tracked on an ongoing basis. None of CGTC’s associates serve on the board of any of the registered investment companies to which CGTC provides investment management services.

CGTC executive directors:

Chairman	Andrew F. Barth
Chairman Emeritus	David I. Fisher
Vice Chair President	Nancy J. Kyle Theodore R. Samuels
Senior Vice President Senior Vice President	Julius T. (Terry) Berkemeier Gerald C. du Manoir
Senior Vice President & President, PCS Division	John B. Emerson
Senior Vice President & Treasurer	Michael A. Felix
Senior Vice President	Todd S. James
Senior Vice President & Senior Counsel	Peter C. Kelly
Senior Vice President Senior Vice President	Darcy B. Kopcho Eric H. Stern
Senior Vice President	Alan J. Wilson
Vice President	Ellen O. Carr

DAVIS SELECTED ADVISERS, L.P. (“DSA”)

Davis Selected Advisers, L.P. (“DSA”) and subsidiary companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-investment adviser to other investment companies. Affiliated investment companies include:

Davis Investments, LLC is the sole general partner of DSA. Its sole member, Christopher C. Davis, controls Davis Investment, LLC.

Venture Advisers, Inc. is a corporation whose primary purpose is to hold limited partner units in DSA.

Davis Distributors LLC, a wholly-owned subsidiary of DSA, is a registered broker-dealer which serves as primary underwriter of Davis Funds and Selected Funds.

Davis Selected Advisers NY, Inc., another wholly-owned subsidiary, is a federally registered investment adviser which serves as subadviser for many of DSA’s advisory clients

DSA serves as investment sub-adviser to one series of Registrant, as well as to a series of another registered investment company for which MassMutual serves as investment adviser.

Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

Andrew A. Davis (6/25/63), 124 East Marcy Street, Santa Fe, NM 87501. President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser which are described above.

Christopher C. Davis (7/13/65), 620 Fifth Avenue, New York, NY 10020. President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman of Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer). Director, Washington Post.

Kenneth C. Eich (8/14/53) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Executive Vice President and Principal Executive Officer of each of the Davis Funds, Selected Funds, and Clipper Fund, Inc.; Chief Operating Officer, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with DSA which are described above.

Douglas Haines (3/4/71) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds, Selected Funds, and Clipper Fund, Inc.; Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (9/25/66) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Chief Compliance Officer of each of the Davis Funds, Selected Funds, and Clipper Fund, Inc.; Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with DSA which are described above.

Thomas D. Tays (3/7/57) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President and Secretary of each of the Davis Funds, Selected Funds, and Clipper Fund, Inc.; Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser.

Gary Tyc (5/27/56) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Chief Financial Officer Treasurer, and Assistant Secretary of Davis Selected Advisers, L.P. and also serves as a senior officer for several companies affiliated with DSA which are described above.

Russell O. Wiese (5/18/66) 620 Fifth Avenue, New York, NY 10020. Chief Marketing Officer of Davis Selected Advisers, L.P. and also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC

(“ESSEX”)

Business backgrounds of the directors and principal executive officers of the subadviser during the past two fiscal years are as follows:

Joseph C. McNay

Chairman, Chief Investment Officer & Managing Principal

Joe is Chairman and Chief Investment Officer of Essex. He has direct portfolio management responsibilities on a variety of funds and on behalf of private clients. He is a member of the firm’s Management Board. Prior to founding Essex in 1976, Joe was Executive Vice President and Director of Endowment Management & Research Corp. for nine years. Before 1967, Joe was Vice President and Senior Portfolio Manager at the Massachusetts Company. Currently he is serving as Trustee of National Public Radio, Trustee of the Dana Farber Cancer Institute, and is a Trustee and member of the Children’s Hospital Investment Committee. He received his A.B. degree from Yale University and his M.B.A. degree from the Wharton School of Finance.

Stephen D. Cutler, CFA

President, Managing Principal & Portfolio Manager

Steve is the President of Essex and has direct portfolio management responsibilities for private clients. As one of Essex’s three Managing Principals, he is responsible for the overall management of Essex. Prior to joining Essex in 1989, Steve was President and Director of Baring America (formerly Endowment Management & Research Corp.) for eighteen years. Prior to Baring, Steve was Director of Investments and Portfolio Manager for the Massachusetts Company and was a Portfolio Manager and Analyst for five years at Keystone. Steve is a member of the Boston Security Analysts Society and is a Chartered Financial Analyst. He serves as a Trustee of Babson College and is a member of the Investment Committee of the South Shore YMCA. Steve earned his A.B. degree from Brown University and received his M.B.A. from Babson College.

Christopher P. McConnell, CPA

Chief Executive Officer, Chief Compliance Officer & Managing Principal

As Chief Executive Officer, Chris is responsible for the overall management of the firm. Chris is also a member of the Firm’s Management Board. Chris joined Essex in 1993 as its Chief Financial Officer and Chief Compliance Officer. Before joining Essex in 1993, he was a Senior Tax Manager with Deloitte & Touche, LLP for ten years specializing in financial planning and investment management firms. He is a Certified Public Accountant registered in both Massachusetts and Texas. Chris is a former member of the Advisory Board of Northeastern University Graduate Tax Program and was an adjunct professor of the Graduate Tax Program. Chris is a founding board member of the Boston Hedge Fund Group. He is also a member of AICPA and the Massachusetts Society of Certified Public Accountants. He received his B.S. degree from Northeastern University and his M.S.T. from the University of Houston.

Nancy B. Prial, CFA

Senior Principal & Portfolio Manager

Nancy is a Portfolio Manager on the Essex Small/Micro Cap Growth and Small/Mid Cap Growth strategies. Prior to joining Essex in 2005, Nancy spent six years at The Burridge Group, LLC as Vice President & Chief Investment Officer and four years at the Twentieth Century division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Nancy graduated from Bucknell University with a B.S. in electrical engineering and a B.A. in mathematics. She earned her M.B.A. from Harvard Business School. Nancy serves as a Trustee for Bucknell University.

Deborah A. Coulter, CPA

Chief Financial Officer & Compliance Manager

As the Firm’s Chief Financial Officer, Deb leads a department of three professionals, one of whom is a Certified Public Accountant. Prior to joining Essex in 1995, Deborah was a Senior Tax Associate with Deloitte & Touche, LLP. She received her B.S. in Accounting from Stonehill College.

HARRIS ASSOCIATES L.P. (“HALP”)

Harris Associates L.P. (“HALP”) is a registered investment adviser under the Advisers Act. The directors (other than Messrs. Hailer and Servant) and executive officers of HALP have had as their sole business, profession, vocation or employment during the past two years only their duties as executive officers/employees of HALP. Harris Associates Inc. (“HAI”) is the general partner of HALP and Harris Associates Securities L.P. (“HASLP”), a limited-purpose broker-dealer. HALP is affiliated with and a limited partner of HASLP. The business address of Harris Associates is Two North LaSalle Street, Suite 500, Chicago, Illinois 60602.

Directors and Officers

Name, Address and Position(s) and Age at December 31, 2010 and Principal Occupation(s) during the Past Five Years.

ROBERT LEVY. 61. Chairman, HAI; Chief Investment Officer, Domestic Equity, HAI and HALP, since 2001; Portfolio Manager, HALP, since 1985.

HENRY R. BERGHOEF. 62. Vice President and Director of Domestic Research, HAI and HALP, since 2003; Analyst and Portfolio Manager, HALP, since 1994.

DAVID G. HERRO. 52. Director, HAI; Chief Investment Officer, International Equity, HAI and HALP, since 2003; Portfolio Manager and Analyst, HALP, since 1992.

JOHN R. RAITT. 57. Vice President of HAI and HALP, since 2010; Analyst, HALP, since 1986.

JANET L. REALI. 60. Director, HAI, since 2010; Vice President, General Counsel, and Secretary, HAI, HALP and HASLP, since 2001.

KRISTI L. ROWSELL. 45. Director, HAI; President HAI, HALP and HASLP, since 2010.

TOM HERMAN. 50. Chief Financial Officer, HAI, HALP and HASLP, since 2010.

CLYDE S. MCGREGOR. 59. Vice President, HAI and HALP; Portfolio Manager HALP, since 1981.

MICHAEL J. MANGAN. 48. Vice President, HAI and HALP; Portfolio Manager HALP, since 1997.

MICHAEL J. NEARY. 43. Vice President, HAI and HALP; Managing Director, Marketing and Client Relations HALP, since 2002.

WILLIAM C. NYGREN. 53. Vice President, HAI; Portfolio Manager and Analyst HALP since 1983.

JOHN N. DESMOND, 50, Chief Operating Officer, HAI and HALP since 2007; Vice President and Director of Investment Operations for Nuveen Investments 2005-2007.

ROBERT A. TAYLOR, 39, Vice President and Director of International Research, HAI and HALP since 2004; Portfolio Manager and Analyst, HALP, since 1994.

COLIN P. MCFARLAND, 48, Chief Compliance Officer, HALP since 2005.

PIERRE SERVANT, 56, Director, HAI since 2007; CEO and Member of Executive Committee, Natixis Global Asset Management since 2007. Address: c/o Natixis Global Asset Management, 21, quai d’Austerlitz 75013 Paris, France.

JOHN HAILER, 51, Director, HAI since 2007; President and CEO, Natixis Global Asset Management LLC since 2007. Address: c/o Natixis Global Asset Management, 399 Boylston Street, Boston, Massachusetts 02116.

LEGG MASON CAPITAL MANAGEMENT, LLC (“LEGG MASON”)

Legg Mason Capital Management, LLC (“Legg Mason”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

Legg Mason Directors and Officers:

William Herbert Miller III – Chairman, Chief Investment Officer, and Director

Mary Christine Gay – Senior Vice President

Robert Hagstrom – Senior Vice President

David Nelson – Senior Vice President

Jay Leopold – Senior Vice President

Jennifer Murphy – Chief Executive Officer and Director

Andrew Bowden – Senior Vice President

James Daly – Senior Vice President

Michael Mauboussin – Senior Vice President

Sam Peters – Senior Vice President

Neil O’Callaghan - General Counsel

Nicholas C. Milano – Chief Compliance Officer

Gregg Gorman – Chief Financial Officer

Jeffrey A. Nattans - Director

Joseph A. Sullivan - Director

MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”)

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, MA 02116	Sub-Adviser to MassMutual Select Overseas Fund
Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the
Name of each Director, Officer or Partner of the Adviser	Last Two Fiscal Years
Thomas A. Bogart, Director	Executive Vice President, Business Development and General Counsel of Sun Life Financial

Dean A. Connor, Director	Chief Operating Officer of Sun Life Financial

Robert J. Manning, Chief Executive Officer and Chairman of the Board of Directors	Trustee of various funds within the MFS Funds complex

Martin E. Beaulieu, Director, Vice Chairman and Head of Global Distribution	N/A

Robert C. Pozen, Chairman Emeritus of the Board of Directors	Chairman of MFS (until July 2010); Trustee of various funds within the MFS Funds complex; Medtronic, Inc. (medical devices), Director (since 2004); Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009)

David A. Antonelli, Vice Chairman	N/A

Maria F. DiorioDwyer, Executive Vice President, Chief Compliance Officer, and Chief Regulatory Officer	President of the MFS Funds

Amrit Kanwal, Executive Vice President and Chief Financial Officer	N/A

Mark N. Polebaum, Executive Vice President, Secretary and General Counsel	Secretary of the MFS Funds

Michael W. Roberge, President, Chief Investment Officer and Director of Global Research	N/A

Robin A. Stelmach, Executive Vice President and Chief Operating Officer	N/A

Certain principal executive officers and directors of Massachusetts Financial Services Company (“MFS”) serve as officers or directors of some or all of MFS’ corporate affiliates and certain officers of MFS serve as officers of some or all of the MFS funds and/or officers or directors of certain MFS non-U.S. investment companies. Except as set forth below or in Schedules B and D of Form ADV filed by MFS pursuant to the Advisers Act (SEC File No. 801-17352), each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer of MFS or certain of MFS’ corporate affiliates. The identity of those corporate affiliates is identified below or is incorporated by reference from Schedules B and D of such Form ADV.

Investment Adviser Corporate Affiliate	Address
MFS Fund Distributors, Inc.	500 Boylston Street, Boston, Massachusetts 02116-3741 U.S.A.
MFS Service Center, Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.
MFS Heritage Trust Company	500 Boylston Street, Boston, Massachusetts 02116-3741 U.S.A.
MFS Institutional Advisors, Inc.	500 Boylston Street, Boston, Massachusetts 02116-3741 U.S.A.
MFS Institutional Advisors (Australia) Pty Limited	Level 61, Governor Phillip Tower, 1 Farrer Place, Sydney NSW 2000
MFS International Limited	Canon’s Court, 22 Victoria Street, Hamilton, HM12, Bermuda
MFS International (U.K.) Limited	Paternoster House, 65 St. Paul’s Churchyard, London EC4M 8AB, U.K.
MFS International Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Alameda Campinas, 1070, Sao Paulo, SP, Brazil
MFS International (Hong Kong) Limited	20/F, One Exchange Square, Central, Hong Kong
MFS Investment Management Company (Lux.) S.A.	49, Avenue J.F. Kennedy, L-1855 Luxembourg, R.C.S. Luxembourg No. 76 467
Four Pillars Capital, Inc.	500 Boylston Street, Boston, Massachusetts 02116-3741 U.S.A.
MFS Development Funds, LLC	500 Boylston Street, Boston, Massachusetts 02116-3741 U.S.A.
Sun Life Assurance Company of Canada Sun Life Global Investments	Sun Life Financial Centre, 150 King Street West, Toronto, Ontario, Canada

The MFS Funds include the following. The address of the MFS Funds is: 500 Boylston Street, Boston, MA 02116.

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI (formerly MFS Growth Opportunities Fund)

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

Compass Variable Accounts

MFS Institutional Trust

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

NORTHERN TRUST INVESTMENTS, INC. (“NTI”)

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Northern Trust Investments, Inc. (“NTI,” formerly known and conducting business as Northern Trust Investments, Inc.) is a subsidiary of The Northern Trust Company (“TNTC”), an Illinois state chartered bank. TNTC is a wholly-owned subsidiary of Northern Trust Corporation (“NTC”), a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively as “Northern Trust.” Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below.

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Abdul Karim, Walid T.	The Northern Trust Company	Vice President
Vice President

Adams, Bradford S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Aitcheson, James A.	The Northern Trust Company	Senior Vice President
Senior Vice President

Alongi, David M.	The Northern Trust Company	Vice President
Vice President

Amaya, Luis	The Northern Trust Company	Vice President
Vice President

Anast, Angela H.	The Northern Trust Company	Vice President
Vice President

Anderson, Timothy	The Northern Trust Company	Vice President
Vice President

Antonacci, Jeffrey M.	The Northern Trust Company	Vice President
Vice President

Atkins, Stephen G.	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Ayres, Scott R.	The Northern Trust Company	Vice President
Vice President

Azar, Frederick A.	The Northern Trust Company	Vice President
Vice President

Baldwin, Florette L.	The Northern Trust Company	Vice President
Vice President

Balon, Jr., Richard E.	The Northern Trust Company	Senior Vice President
Senior Vice President

Bandar, Walid S.	The Northern Trust Company	Vice President
Vice President

Baras, Ellen G.	The Northern Trust Company	Vice President
Vice President

Baron, Tracy L.	The Northern Trust Company	Vice President
Vice President

Barr, Andrea C.	The Northern Trust Company	Vice President
Vice President

Bartczyszyn, Michael S.	The Northern Trust Company	Vice President
Vice President

Basso, Belinda M.	The Northern Trust Company	Vice President
Vice President

Beckman, Carl P.	The Northern Trust Company	Senior Vice President
Senior Vice President & Treasurer

Behar, Gregory S.	The Northern Trust Company	Vice President
Vice President

Benson, Jacquelyn M.	The Northern Trust Company	Vice President
Vice President

Bergson, Robert H.	The Northern Trust Company	Senior Vice President
Senior Vice President

Bieber, Christopher	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Blair, Timothy P.	The Northern Trust Company	Vice President
Vice President

Bleecker, Ali K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Boeckmann, Eric Vonn	The Northern Trust Company	Senior Vice President
Senior Vice President

Bohlin, Andrew P.	The Northern Trust Company	Vice President
Vice President

Browne, Kieran	The Northern Trust Company	Senior Vice President
Senior Vice President

Browne, Robert P.	The Northern Trust Company	Executive Vice President
Executive Vice President, Director and CIO

Buerckholtz, Elizabeth J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Bugajski, James Edward	The Northern Trust Company	Vice President
Vice President

Bukoll, Martin B.	The Northern Trust Company	Senior Vice President
Senior Vice President

Burgul, Cevdet Sertan	The Northern Trust Company	Vice President
Vice President

Bursua, Brian M.	The Northern Trust Company	Vice President
Vice President

Carberry, Craig R.	The Northern Trust Company	Senior Counsel
Secretary

Carlson, Christopher W.	The Northern Trust Company	Executive Vice President
Executive Vice President & COO

Carlson, Mark D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Carlson, Robert A.	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Carroll, Keith D.	The Northern Trust Company	Vice President
Vice President

Chico, Michael R.	The Northern Trust Company	Vice President
Vice President

Clark, Richard L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Cohodes, Jeffrey D.	The Northern Trust Company	Executive Vice President
Executive Vice President, Director and Chief Operating Officer

Connellan, Kevin Anthony	The Northern Trust Company	Senior Vice President
Senior Vice President

Costello, Joseph H.	The Northern Trust Company	Vice President
Vice President

Cousins, Stephen J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Cristello, John P.	The Northern Trust Company	Vice President
Vice President

Cubeles, Alain	The Northern Trust Company	Senior Vice President
Senior Vice President

Czochara, Susan C.	The Northern Trust Company	Senior Vice President
Senior Vice President

D’Arienzo, Louis R.	Northern Trust Bank, N.A.	Vice President
Vice President

Danaher, James	The Northern Trust Company	Vice President
Vice President

Dehnert, Melissa Ann	The Northern Trust Company	Vice President
Vice President

Dekhayser, Jordan D.	The Northern Trust Company	Vice President
Vice President

Delaney, Michael J.	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Dennehy II, William	The Northern Trust Company	Vice President
Vice President

Dering, Michael C.	The Northern Trust Company	Vice President
Vice President

Detroy, Timothy J.	The Northern Trust Company	Vice President
Vice President

Diehl, Jr., Joseph R.	The Northern Trust Company	Senior Vice President
Senior Vice President

Douchette, Mary S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Doyle, Michael T.	The Northern Trust Company	Vice President
Vice President

Driscoll, Peter John	The Northern Trust Company	Vice President
Vice President

Drucker, Michael J.	The Northern Trust Company	Vice President
Vice President

Duvall, Margret Eva	The Northern Trust Company	Senior Vice President
Senior Vice President

Dwyer, Patrick E.	The Northern Trust Company	Vice President
Vice President

Ebel, Christopher John	The Northern Trust Company	Vice President
Vice President

Egizio, Michael P.	The Northern Trust Company	Vice President
Vice President

Evans, Megan Chapman	The Northern Trust Company	Senior Vice President
Senior Vice President

Ewing, Peter K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Everett, Steven R.	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Ferguson, Jr., John Allen	The Northern Trust Company	Vice President
Vice President

Finegan, Sean A.	The Northern Trust Company	Vice President
Vice President

Fletcher, Christine Lee	The Northern Trust Company	Vice President
Vice President

Flinn, John E.	The Northern Trust Company	Vice President
Vice President

Flood, Peter J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Flowers, Joseph J.	The Northern Trust Company	Vice President
Vice President

Flynn, Mary Ann	The Northern Trust Company	Vice President
Vice President

Franklin, Carolyn D.	The Northern Trust Company	Vice President
Vice President

Freitag, Lee R.	The Northern Trust Company	Vice President
Vice President

Fronk, Christopher A.	The Northern Trust Company	Senior Vice President
Senior Vice President

Gayle III, Robert Harold	The Northern Trust Company	Vice President
Vice President

Geisler, Maria	The Northern Trust Company	Vice President
Vice President

Gellen, Sophia S.	The Northern Trust Company	Vice President
Vice President

Geller, Stephanie L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Geraghty, Kim Marie	The Northern Trust Company	Former Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Ginsberg, Lynne Noel	The Northern Trust Company	Vice President
Vice President

Gordon, Denise C.	The Northern Trust Company	Vice President
Vice President

Gossett, Mark C.	The Northern Trust Company	Executive Vice President
Director, Executive Vice President & COO

Gould, Betty C.	The Northern Trust Company	Vice President
Vice President

Gregg, Laura Jean	The Northern Trust Company	Vice President
Vice President

Griffin, Michelle D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Halter, Ann M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Hammer, Alice S.	The Northern Trust Company	Vice President
Vice President

Harrell, Alec	The Northern Trust Company	Vice President
Vice President

Harris, Nora J.	The Northern Trust Company	Vice President
Vice President

Hawkins, Sheri Barker	The Northern Trust Company	Senior Vice President
Senior Vice President

Hearty, Stephen Aprea	The Northern Trust Company	Senior Vice President
Senior Vice President

Hecimovich, Sandra M.	The Northern Trust Company	Vice President
Vice President

Heckler, Jennifer A.	The Northern Trust Company	Vice President
Vice President

Hersted, Jillian R.	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Hest, Stefanie Jaron	The Northern Trust Company	Vice President
Vice President

Hickman, Joanne	The Northern Trust Company	Senior Vice President
Senior Vice President

Hill, Susan	The Northern Trust Company	Senior Vice President
Senior Vice President

Hockley, Jackson L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Holland, Jean-Pierre	The Northern Trust Company	Vice President
Vice President

Honold, Christopher M.	The Northern Trust Company	Vice President
Vice President

Howe, Luke J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Hudson, Ylondia M.	The Northern Trust Company	Vice President
Vice President

Hurley, William F.	The Northern Trust Company	Vice President
Vice President

Hyatt, William E.	The Northern Trust Company	Vice President
Vice President

Hynes, Daniel T.	The Northern Trust Company	Vice President
Vice President

Inzunza, Richard J.	The Northern Trust Company	Vice President
Vice President

Iwanicki, John W.	The Northern Trust Company	Senior Vice President
Senior Vice President

Jackson, John	The Northern Trust Company	Vice President
Vice President

Jackson, Tamara L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Jacobs, Peter M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Jaeger, Christopher J.	The Northern Trust Company	Vice President
Vice President

Jaffe, Harry Y.	The Northern Trust Company	Vice President
Vice President

Jampani, Madhari Chondam	The Northern Trust Company	Vice President
Vice President

Jenkins, John Scott	The Northern Trust Company	Vice President
Vice President

Johnson, Amy L.	The Northern Trust Company	Vice President
Vice President

Johnston, Lucia A.	The Northern Trust Company	Vice President
Vice President

Jorgensen, Joseph H.	The Northern Trust Company	Vice President
Vice President

Joves, Evangeline Mendoza	The Northern Trust Company	Vice President
Vice President

Kalp, Kathleen	The Northern Trust Company	Senior Vice President
Senior Vice President

Kane, James P.	The Northern Trust Company	Senior Vice President
Senior Vice President

Kalter, Kristin M.	The Northern Trust Company	Vice President
Vice President

Kanter, Ann F.	The Northern Trust Company	Senior Vice President
Senior Vice President

Katz, Evan S.	The Northern Trust Company	Vice President
Vice President

Katz, Naomi E.	The Northern Trust Company	Vice President
Vice President

Kazaz, Tayfun	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Kenzer, David T.	The Northern Trust Company	Vice President
Vice President

King III, Archibald E.	The Northern Trust Company	Senior Vice President
Senior Vice President

Kinney, Lorrie Ann	The Northern Trust Company	Vice President
Vice President

Klein, Stephanie K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Koch, Deborah L.	The Northern Trust Company	Vice President
Vice President

Konstantos, John A.	The Northern Trust Company	Vice President
Vice President

Korytowski, Donald H.	The Northern Trust Company	Vice President
Vice President

Kotsogiannis, Nikolas	The Northern Trust Company	Vice President
Vice President

Kovacs, Michael R.	The Northern Trust Company	Vice President
Vice President

Krauter, Michael L.	The Northern Trust Company	Vice President
Vice President

Kresnicka, Kevin R.	The Northern Trust Company	Vice President
Vice President

LaBelle, John C.	The Northern Trust Company	Vice President
Vice President

Latella, Regina J.	The Northern Trust Company	Vice President
Vice President

Leahey, Jodie Terese	The Northern Trust Company	Senior Vice President
Senior Vice President

Ledford, Diana L.	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Letts, Heather M.	The Northern Trust Company	Vice President
Vice President

Lico, Dennis	The Northern Trust Company	Vice President
Vice President

Lillis, James E.	The Northern Trust Company	Vice President
Vice President

Loftus, Julie M.	The Northern Trust Company	Vice President
Vice President

Logan, Lyle	The Northern Trust Company	Executive Vice President
Executive Vice President

Ludwig, Jeanne M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Lukic, Mary	The Northern Trust Company	Vice President
Vice President

Lupi, Lisa Ann	The Northern Trust Company	Vice President
Vice President

Lyne, Cary J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Lyons, William A.	The Northern Trust Company	Vice President
Vice President

Maris, George P.	The Northern Trust Company	Senior Vice President
Senior Vice President

Mastuantuono, Deborah A.	The Northern Trust Company	Senior Vice President
Senior Vice President

McCart, Mary Jane	The Northern Trust Company	Senior Vice President
Senior Vice President

McDonald, James D.	The Northern Trust Company	Senior Vice President
Senior Vice President

McDougal Lisa M.	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
McEldowney, Douglas J.	The Northern Trust Company	Senior Vice President
Senior Vice President

McGregor, Timothy T.	The Northern Trust Company	Senior Vice President
Senior Vice President

Meadows III, Edmund C.	The Northern Trust Company	Vice President
Vice President

Mecca, Melinda S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Mehta, Ashish R.	The Northern Trust Company	Vice President
Vice President

Merrit, Hollis E.	The Northern Trust Company	Vice President
Vice President

Meservey, Marilyn J.	The Northern Trust Company	Vice President
Vice President & Assistant Treasurer

Miller, Nathan D.	The Northern Trust Company	Vice President
Vice President

Mirante, John P.	The Northern Trust Company	Vice President
Vice President

Mitchell, James L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Muench, Scott O.	The Northern Trust Company	Senior Vice President
Senior Vice President

Murphy, Shaun D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Nass, Curtis A.	The Northern Trust Company	Vice President
Vice President

Nellans, Charles J.	The Northern Trust Company	Vice President
Vice President

Nelson, Daniel J.	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Newman, Greg	The Northern Trust Company	Vice President
Vice President

Nickey III, William M.	The Northern Trust Company	Vice President
Vice President

Northfell, Catherine J.	The Northern Trust Company	Senior Vice President
Senior Vice President

O’Brien, Thomas E.	The Northern Trust Company	Vice President
Vice President

O’Connor, Eileen M.	The Northern Trust Company	Vice President
Vice President

O’Connor, Michael P.	The Northern Trust Company	Vice President
Vice President

O’Rourke, Kevin P.	The Northern Trust Company	Vice President
Vice President

Ortega, Leigh Ann	The Northern Trust Company	Vice President
Vice President

O’Shaughnessy, Kevin J.	The Northern Trust Company	Vice President
Vice President

Padilla, Francis R. G.	The Northern Trust Company	Vice President
Vice President

Pedersen, Brad T.	The Northern Trust Company	Vice President
Vice President

Peron, Matthew	The Northern Trust Company	Senior Vice President
Senior Vice President

Personette, Daniel J.	The Northern Trust Company	Vice President
Vice President

Peters, Michael J.	The Northern Trust Company	Vice President
Vice President

Pincus, Jonathan S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Plehn, Pamela	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Pollak, Donald R.	The Northern Trust Company	Senior Vice President
Senior Vice President

Ponton, Mark S.	The Northern Trust Company	Vice President
Vice President

Potter, Ofelia M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Potter, Stephen N.	The Northern Trust Company	Executive Vice President
Chairman, President and Chief Executive Officer

Pries, Katie D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Provanzana, Beth Marie	The Northern Trust Company	Senior Vice President
Senior Vice President

Provo, Brian Allen	The Northern Trust Company	Vice President
Vice President

Quinn, Patrick D.	The Northern Trust Company	Vice President
Vice President

Rakowski, Andrew F.	The Northern Trust Company	Vice President
Vice President

Rakvin, Chad M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Reeder, Brent D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Rein, Randall	The Northern Trust Company	Vice President
Vice President

Reller, Jacqueline R.	The Northern Trust Company	Vice President
Vice President

Renaud, Donna Lee	The Northern Trust Company	Senior Vice President
Senior Vice President

Richardson, Kristina Anne	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Robertson, Alan W.	The Northern Trust Company	Executive Vice President
Executive Vice President & Director

Robertson, Colin A.	The Northern Trust Company	Senior Vice President
Senior Vice President

Rocha, Heather Parkes	The Northern Trust Company	Vice President
Vice President

Roncoroni, Jaime Lauren	The Northern Trust Company	Vice President
Vice President

Ryan, John D.	The Northern Trust Company	Vice President
Vice President

Ryer, Alexander D.	The Northern Trust Company	Vice President
Vice President

St. Clair, Joyce	The Northern Trust Company	Executive Vice President
Director

Sampson, Jeffrey David	The Northern Trust Company	Vice President
Vice President

Santiccioli, Steven J.	The Northern Trust Company	Vice President
Vice President

Schweitzer, Eric K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Sclafani, Guy J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Severs, Matthew C.	The Northern Trust Company	Vice President
Vice President

Sewell, Vernessa	The Northern Trust Company	Vice President
Vice President

Shane, Adam Marshall	The Northern Trust Company	Vice President
Vice President

Shapley, Brian J.	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Shipley, Christopher D.	The Northern Trust Company	Vice President
Vice President

Sodergren, Mark C.	The Northern Trust Company	Vice President
Vice President

Spartz, Carol J.	The Northern Trust Company	Vice President
Vice President

Staff, Maggie R.	The Northern Trust Company	Vice President
Vice President

Stewart, Allison Walpole	The Northern Trust Company	Vice President
Vice President

Stoeber, Kurt S.	The Northern Trust Company	Vice President
Vice President

Stolfi, James R.	The Northern Trust Company	Vice President
Vice President

Sullivan, Carol H.	The Northern Trust Company	Senior Vice President
Senior Vice President

Sullivan, Catherine M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Sullivan, Kevin P.	The Northern Trust Company	Senior Vice President
Senior Vice President

Szaflik, Carolyn B.	The Northern Trust Company	Senior Vice President
Senior Vice President

Szostak II, Jon E.	The Northern Trust Company	Vice President
Vice President

Szymanek, Frank D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Taylor, James C.	Northern Trust Securities, Inc.	Vice President
Vice President

Thomas, Shundrawn	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Thomas, Wanda Williams	The Northern Trust Company	Vice President
Vice President

Thompson, Jane W.	The Northern Trust Company	Senior Vice President
Senior Vice President

Towle, Michael J.	The Northern Trust Company	Vice President
Vice President

Trafford, Edward	The Northern Trust Company	Vice President
Vice President

Tungol, John	The Northern Trust Company	Vice President
Vice Presdient

Turner, Betsy Licht	The Northern Trust Company	Senior Vice President
Senior Vice President

Tushman, Matthew R.	The Northern Trust Company	Senior Vice President
Senior Vice President

Unger, David J.	The Northern Trust Company	Vice President
Vice President

Van Alstyne, Christopher W.	The Northern Trust Company	Senior Vice President
Senior Vice President

Varchetto, Brett A.	The Northern Trust Company	Vice President
Vice President

Vardas, Michael A.	The Northern Trust Company	Senior Vice President
Director

Vigsnes II, Richard Allan	The Northern Trust Company	Senior Vice President
Senior Vice President

Vinje, Jens A.	The Northern Trust Company	Vice President
Vice President

Wagner, Christopher M.	The Northern Trust Company	Vice President
Vice President

Warland, Jeff M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Warner, Scott B.	The Northern Trust Company	Vice President
Vice President

Weaver, Jacob C.	The Northern Trust Company	Senior Vice President
Senior Vice President

Wennlund, Lloyd A.	The Northern Trust Company	Executive Vice President
Director and Executive	Northern Trust Securities, Inc.	President
Vice President

Wilczek, Diane M.	The Northern Trust Company	Vice President
Vice President

Wilkins, Anthony E.	The Northern Trust Company	Senior Vice President
Senior Vice President

Williams, David R.	The Northern Trust Company	Vice President
Vice President

Williams, II, Gregory L.	The Northern Trust Company	Vice President
Vice President

Williams, Thomas C.	The Northern Trust Company	Vice President
Vice President

Winters, Marie C.	The Northern Trust Company	Vice President
Vice President

Wolfe, Joseph E.	The Northern Trust Company	Vice President
Vice President

Wright, Mary Kay	The Northern Trust Company	Vice President
Vice President

Yi, Peter	The Northern Trust Company	Vice President
Vice President

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)

Name	Title	Officer Title
Amey, Mike	Head, Sterling Portfolios	Managing Director

Arnold, Tammie J.	Business Management	Managing Director

Baker, Brian P.	CEO/Director PIMCO Asia	Managing Director

Balls, Andrew Thomas	Head, Euro Portfolio Mgmt	Managing Director

Benz II,William R.	Head of PIMCO EMEA	Managing Director

Bhansali, Vineer	Portfolio Manager	Managing Director

Bridwell, Jennifer S	Mortgage Product Manager	Managing Director

Callin, Sabrina C.	Head of Advisory	Managing Director

Cupps, Wendy W.	Head, Product Management	Managing Director

Dada, Suhail H.	Head, CRG and IBG	Managing Director

Dawson, Craig A.	Head of PIMCO Munich	Managing Director

Dialynas, Chris P.	Portfolio Manager	Managing Director

El-Erian, Mohamed A.	CEO & Co-CIO	Managing Director

Flattum, David C.	General Counsel	Managing Director

Gross, William H.	Founder, CIO-Sr Port Mgr	Managing Director

Harris, Brent Richard	Chairman/Pres PIMCO Funds	Managing Director

Hodge, Douglas M.	Chief Operating Officer	Managing Director

Holden, Brent L.	Head, CF Americas Institutional	Managing Director

Hong, Ki Myung	Head of Asia Pacific	Managing Director

Ivascyn, Daniel J.	Portfolio Manager	Managing Director

Jacobs IV, Lew W.	Head of Human Resources	Managing Director

Kashkari, Neel Tushar	Head, New Inv Initiatives	Managing Director

Kiesel, Mark R.	Portfolio Manager	Managing Director

Lown, David C.	CAO	Managing Director

Masanao, Tomoya	Portfolio Manager	Managing Director

Mather, Scott A.	Portfolio Manager	Managing Director

McDevitt, Joseph V.	Head of PIMCO London	Managing Director

Mead, Robert	Portfolio Manager	Managing Director

Mewbourne, Curtis A.	Portfolio Manager	Managing Director

Miller, John M.	Head, CF Americas Defined Contribution	Managing Director

Moore, James F.	Product Mgr, Pension Spec	Managing Director

Ongaro, Douglas J.	Head, Fin Inter Group	Managing Director

Otterbein, Thomas J.	Head, Client Facing Americas	Managing Director

Parikh, Saumil H.	Portfolio Manager	Managing Director

Ravano, Emanuele	Head, Fin. Institutions	Managing Director

Rodosky, Stephen A.	Portfolio Manager	Managing Director

Seidner, Marc Peter	Generalist Portfolio Mgr	Managing Director

Short, Jonathan D.	Head, PIMCO Global Wealth Management and NY Office	Managing Director

Simon, W Scott	Portfolio Manager	Managing Director

Stracke, Thibault C.	Head of Credit Research	Managing Director

Takano, Makoto	President of PIMCO Japan	Managing Director

Wilson, Susan L.	Account Manager	Managing Director

Worah, Mihir P.	Portfolio Manager	Managing Director

Name	Title	Officer Title
Aakko, Markus	Account Manager	Executive VP

Aarts, Erik M.	Head of Product Specialist Group	Executive VP

Anderson, Joshua M.	Portfolio Manager	Executive VP

Andrews, David S.	Credit Analyst	Executive VP

Beaumont, Stephen B.	Account Manager	Executive VP

Bishop, Gregory A.	Global Wealth Management	Executive VP

Blau, Volker	Head Insurance	Executive VP

Blute, Ryan Patrick	Product Manager	Executive VP

Bodereau, Philippe	Credit Analyst	Executive VP

Bosomworth, Andrew	Head Munich Port Mgmt	Executive VP

Braun, David L.	Portfolio Manager, Income	Executive VP

Brittain, WH Bruce	Structured Product Mgr	Executive VP

Broadwater, Kevin M.	Attorney	Executive VP

Burns, Michael A.	Head of UK Client Service	Executive VP

Cavalieri, John R.	Product Mgr, Real Return	Executive VP

Chen, Devin	Portfolio Manager	Executive VP

Clarida, Richard H	Global Strategic Advisor	Executive VP

Crescenzi, Anthony	Portfolio Manager	Executive VP

Cummings, John B.	Portfolio Manager	Executive VP

De Leon, William G.	Portfolio Manager	Executive VP

de Silva, Harin Ananda	Head of Engagement Mgmt	Executive VP

Devlin, Edward	Head of European LDI - PM	Executive VP

Dubitsky, Rod Stuart	Global Structured Finance Specialist	Executive VP

Durham, Jennifer E.	Chief Compliance Officer	Executive VP

Fisher III, David N.	Global Product Manager	Executive VP

Fisher, Marcellus M.	Manager, Trade Support	Executive VP

Fournier, Joseph A.	Account Manager	Executive VP

Fuhrmann, Dorothee J.	Product Mgr - Advisory	Executive VP

Fulford III, Richard F.	Account Manager	Executive VP

Garbuzov, Yuri P.	Portfolio Manager	Executive VP

Gleason, George Steven	Account Manager	Executive VP

Gomez Michael A.	Co-Head, Global EM	Executive VP

Gordon, Maria V	Portfolio Manager	Executive VP

Graham, Stuart Thomson	President - PIMCO Canada	Executive VP

Greer, Robert J.	Real Return Product Mgr	Executive VP

Griffiths, John Lawrence	Head of Business Dev - UK	Executive VP

Gudefin, Anne Elizabeth	Equity Portfolio Manager	Executive VP

Gupta, Sachin	Portfolio Manager	Executive VP

Hally, Gordon C.	Account Manager	Executive VP

Hardaway, John P.	Mgr, Mut Funds Operations	Executive VP

Harumi, Kazunori	Client Svcs - Pension	Executive VP

Holloway Jr., Dwight F.	Account Manager	Executive VP

Horne, Jonathan Lane	Portfolio Manager	Executive VP

Hu, Gang	Portfolio Manager, TIPS	Executive VP

Hyman, Daniel Herbert	Portfolio Mgr, ABS-MBS	Executive VP

Jessop, Andrew Richard	High Yield Portfolio Mgr	Executive VP

Name	Title	Officer Title
Keck,Andreas	Portfolio Manager	Executive VP

King, Stephanie Lorraine	Senior Talent Mgt Prof	Executive VP

Kraus, Kristofer R.	Advisory Marketing	Executive VP

Lahr, Charles Matthew	Global Equities Port Mgr	Executive VP

Lehavi, Yanay	Senior Manager	Executive VP

Louanges, Matthieu	Head, Europe Ins Channel	Executive VP

Matsui, Akinori	Account Manager	Executive VP

McCray, Mark V.	Portfolio Manager	Executive VP

Meggers, Julie Ann	Account Manager	Executive VP

Meyn, Cynthia Louise	Senior Operations Manager	Executive VP

Millimet, Scott A.	Account Manager	Executive VP

Minaki, Haruki	Head Legal, Japan	Executive VP

Mogelof, Eric J.	Head, CF Americas Institutional	Executive VP

Monson, Kristen S.	Account Manager	Executive VP

Morena, Robert	Head, Inst Bus Dev NY	Executive VP

Mukherji, Raja	Credit Analyst	Executive VP

Murata, Alfred T.	Portfolio Manager	Executive VP

Nambimadom, Ramakrishnan S.	Financial Engineer	Executive VP

Neugebauer, Phillip J.	Head of Product	Executive VP

Nieves, Roger O.	Account Manager	Executive VP

Okun, Eric Alan	Senior Manager	Executive VP

Ong, Arthur Y.D.	Attorney	Executive VP

Ozeki, Koyo	Hd, Asian Credit Research	Executive VP

Pagani, Lorenzo P.	Portfolio Manager	Executive VP

Page, Sebastien	Hd, Clnt Facing Analytics	Executive VP

Park, Jung	Business Development	Executive VP

Paulson, Bradley W.	Head Global Legal/Compl.	Executive VP

Philipp, Elizabeth M.	Account Manager	Executive VP

Pimentel, Rudolph	Product Manager	Executive VP

Plump, Steven Bryan	Head of KeyNational Accounts	Executive VP

Porterfield, Mark J.	Media & Public Relations	Executive VP

Posch, Brigitte	Portfolio Manager, EM	Executive VP

Rice, Thomas Edmund	European Legal Counsel	Executive VP

Rollins, Melody	Account Manager	Executive VP

Romano, Mark A.	Account Manager	Executive VP

Ruthen, Seth R.	Account Manager	Executive VP

Sargent, Jeffrey M.	Chief Admin. Officer EMEA	Executive VP

Schneider, Jerome M	Portfolio Manager	Executive VP

Spajic, Luke Drago	Head - Pan Euro Credit PM	Executive VP

Spalding, Scott M.	Account Manager	Executive VP

Stack, Candice Elizabeth	Account Manager	Executive VP

Stafford, Kimberley	Executive Office	Executive VP

Stahl, Cathleen Meere	Head of Marketing	Executive VP

Staub, Christian Martin	Head, PIMCO Switzerland	Executive VP

Streiff, Thomas F.	Product Mgr, Retirement	Executive VP

Strelow, Peter G	Mgr, Mutual Funds Admin	Executive VP

Name	Title	Officer Title
Sullivan, Theodore L	Account Manager	Executive VP

Sutherland, Eric Michael	Head of Sales	Executive VP

Taborsky, Mark A.	Portfolio Manager	Executive VP

Tarman, Daniel I	Head of Mktg Communctns	Executive VP

Thimons, Joshua Theodore	Portfolio Manager	Executive VP

Toloui, Ramin	Portfolio Manager	Executive VP

Tournier, Eve Anne Celine	Portfolio Manager	Executive VP

Tyson, Richard E.	Sen Ops Mgr	Executive VP

Viana, David	Head of Compliance, EMEA	Executive VP

Wang, Qi	Portfolio Manager	Executive VP

Wilson, John F.	Head, Bus Dev Australia	Executive VP

Witt, Frank	Head, Bus Dev DEU/AUT	Executive VP

Wood, George H.	Account Manager	Executive VP

Yamamoto, Shinichi	Account Manager	Executive VP

Young, Robert O.	Head, CF Americas Insurance	Executive VP

Yu, Cheng-Yuan	Senior Manager	Executive VP

Ananthanarayanan, Mangala V	Account Manager	Sr. Vice President

Anctil, Stacie D.	Pricing Manager	Sr. Vice President

Angberg, Leif Mikael	Head of Bus Dev - Nordics	Sr. Vice President

Anochie, Kwame A.	Account Manager	Sr. Vice President

Arora, Amit	Portfolio Manager	Sr. Vice President

Babin, Rebecca Brooke	Equity Trader	Sr. Vice President

Bansal, Sharad	Portfolio Manager	Sr. Vice President

Beck, Lee Davison	Account Manager	Sr. Vice President

Ben-Zvi, Kfir Naftali	Portfolio Pricing Analyst	Sr. Vice President

Berman, Scott Michael	Portfolio Manager	Sr. Vice President

Berndt, Andreas	Portfolio Manager	Sr. Vice President

Blair, David James	Account Manager	Sr. Vice President

Blomenkamp, Felix	Head ABS	Sr. Vice President

Bradshaw, Myles Emmerson Charles	Portfolio Manager	Sr. Vice President

Brenner, Matthew H.	Account Manager	Sr. Vice President

Brown, Erik C.	Tax Manager	Sr. Vice President

Bui, Giang H.	Structured Credit Analyst	Sr. Vice President

Byer, Jeffrey Alan	Fund Development	Sr. Vice President

Cantrill, Elizabeth Davis	Account Manager	Sr. Vice President

Carnachan, Robert Scott	Asia Ex-Jpn Legal Counsel	Sr. Vice President

Chen, Wing-Harn	Credit Analyst	Sr. Vice President

Chipp, William	Global Service Liaison	Sr. Vice President

Clark, Raymond Matthew	Account Manager	Sr. Vice President

Clarke,James Robert	Account Manager	Sr. Vice President

Colter Jr. Eugene Maynard	Head, Messaging & Content	Sr. Vice President

Cooper, Mark A.	Equity Analyst	Sr. Vice President

Cornell, Pamela	Portfolio Manager	Sr. Vice President

Craige, Steven J.	Prod Mgr - Deep Value Eqy	Sr. Vice President

Cressy, Jonathan B.	Account Manager	Sr. Vice President

Cumby III, William Sylvester	Portfolio Manager ABS-MBS	Sr. Vice President

Name	Title	Officer Title
Damodaran, Kumaran K	Portfolio Manager	Sr. Vice President

Darling, James	Account Manager	Sr. Vice President

Daviduk, Robert	Product Manager	Sr. Vice President

Davies, William	ABS Asset Expert	Sr. Vice President

Davis, Joshua M.	Quantitative Port Mgr	Sr. Vice President

DiMiceli, Eric	Portfolio Manager	Sr. Vice President

Dorff, David J.	Financial Engineer	Sr. Vice President

Dorrian, Peter G.	Head, Remarketing	Sr. Vice President

Duan, Hongyu	Account Manager	Sr. Vice President

Dunnewolt, Patrick	Head of Bus Devel Benelux	Sr. Vice President

Dutta, Manish	Senior Software Developer	Sr. Vice President

Edler, Vernon	Account Manager	Sr. Vice President

Emons, Ben	Portfolio Manager	Sr. Vice President

England, Jason S.	Portfolio Manager	Sr. Vice President

Feeny, Martin E.	Account Manager	Sr. Vice President

Feigley, Patrick	Divisional Sales Manager	Sr. Vice President

Ferber, Steven Ellis	DC Channel, Business Dev.	Sr. Vice President

Fields, Robert A.	Muni Product Manager	Sr. Vice President

Foxall, Julian	Portfolio Manager	Sr. Vice President

Frisch, Ursula T.	Account Manager	Sr. Vice President

Furusho, Hiroaki	Account Manager	Sr. Vice President

Galloway, Lee James	CMBS Asset Expert	Sr. Vice President

Gandolfi, Alessandro	Head, Bus Dev Italy	Sr. Vice President

Getter, Christopher T.	Product Manager, EM	Sr. Vice President

Giurlani, Gian Luca	European Re-Marketing	Sr. Vice President

Gould, Linda J	Fee Analyst	Sr. Vice President

Grabar, Gregory S.	Account Manager	Sr. Vice President

Gross, Jared B.	Product Manager, LDI	Sr. Vice President

Gubner, Adam L.	Distressed Credit Analyst	Sr. Vice President

Hastings, Arthur J.	Compliance Manager	Sr. Vice President

Hazlett, Gregory Alan	Global Equity Strategies	Sr. Vice President

Heimann, Ilan	Product Mgr - Advisory	Sr. Vice President

Helsing, Jeffrey	Portfolio Manager	Sr. Vice President

Hoffmann, Andrew Marriott	Real Asset Strategies	Sr. Vice President

Hofmann, Richard P.E.	Credit Analyst	Sr. Vice President

Hunjan, Maninder	Finan Eng Clnt Analytics	Sr. Vice President

Ing, Terrence Liu	Credit Analyst	Sr. Vice President

Inoue, Shinji	Account Manager	Sr. Vice President

Johnson, Eric D	Mutual Fund Admin	Sr. Vice President

Johnson, Nicholas J	Commodity Analyst	Sr. Vice President

Jones, Jeffrey Philip	Learning/Ldrshp Dvlpment	Sr. Vice President

Jones, Steven L.	Product Manager	Sr. Vice President

Kakuchi, Tadashi	Portfolio Manager	Sr. Vice President

Kao, Henry Shiao-Lung	Stable Value Account Mgr	Sr. Vice President

Karpov, Natalie	Account Manager	Sr. Vice President

Katz, Ulrich	Portfolio Manager	Sr. Vice President

Name	Title	Officer Title
Kavafyan, Constance	Acct Manager	Sr. Vice President

Kellerhals, Philipp	Head Quant Strategies	Sr. Vice President

Kelly, Benjamin Marcus	Account Manager	Sr. Vice President

Kersman, Alec	Account Manager	Sr. Vice President

Kezelman, Jason M.	Account Manager	Sr. Vice President

King Jr., John Stephen	Attorney	Sr. Vice President

Kirkowski, John Jeffrey	Executive Office	Sr. Vice President

Komatsu, Mitsuaki	Head of Compliance	Sr. Vice President

Korinke, Ryan Patrick	Product Manager	Sr. Vice President

Kressin, Thomas	Head - European Foreign Exchange Desk	Sr. Vice President

Kuhner, Kevin D.	Institutional Direct Mktr	Sr. Vice President

Lackey, Warren M.	Director, Communications	Sr. Vice President

Larsen, Henrik P.	Mgr Fund Administration	Sr. Vice President

Lawler, Patrick Michael	Equity Analyst	Sr. Vice President

Lawrence, John Milliman	Senior Default Manager	Sr. Vice President

LeBrun Jr., Richard R.	Attorney	Sr. Vice President

Lee, Robert Ru-Bor	Senior Software Developer	Sr. Vice President

Li, Ji	MBS/ABS Portfolio Manager	Sr. Vice President

Lian, Chia Liang	Head of Emerging Asia, Portfolio Management	Sr. Vice President

Linke, Gordon F.	Account Manager	Sr. Vice President

Loh, John J.	Sr. Risk&Control Officer	Sr. Vice President

Lopez, Rafael A.	Head Operations, AsiaPac	Sr. Vice President

Lowe, Erika Hayflick	Account Manager	Sr. Vice President

Ludwig, Steven Charles	Deputy CCO	Sr. Vice President

Mak, Richard	Portfolio Manager	Sr. Vice President

Mandy, Alain	Mgr, Cust, Acct & Fin Rep	Sr. Vice President

Maoui, Idriss	Asset Expert	Sr. Vice President

Martel, Rene	Product Manager	Sr. Vice President

Martin, Scott W.	Account Manager	Sr. Vice President

Marx, Christopher C.	Marketing Account Manager	Sr. Vice President

Matheos, Peter	Sr. Fin Eng Head Mod Valu	Sr. Vice President

Mazzocchi, Bettina Ester Florette	Re Marketing Account Mgr	Sr. Vice President

Mehta, Amit	Emerging Markets Analyst	Sr. Vice President

Mierau, Kristion T.	Portfolio Manager	Sr. Vice President

Miller Jr., Kendall P.	Portfolio Manager	Sr. Vice President

Milo, Davida J.	CRM Platform Manager	Sr. Vice President

Mitchell, Gail	Account Manager	Sr. Vice President

Mittal, Mohit	Portfolio Manager	Sr. Vice President

Moyer, Stephen George	Port Mgr/Anly, Dist Cred	Sr. Vice President

Muehlethaler, Jeffrey Charles	Account Manager	Sr. Vice President

Mulcahy, Matthew J.	Portfolio Manager	Sr. Vice President

Murray, John William	CMBS Portfolio Manager	Sr. Vice President

Murray, Sean S	National Retirement Sales Manager	Sr. Vice President

Nabors, Robin C.	Sr. HR Generalist	Sr. Vice President

Narasimhan, Krishnamoorthy	Asset Specialist	Sr. Vice President

Nest, Matthew J.	Account Manager	Sr. Vice President

Name	Title	Officer Title
Ng, Albert K.	Senior Programmer	Sr. Vice President

Nguyen, Tommy D.	Head of Nordic Client Service	Sr. Vice President

Nishimi, Ryne Atsushi	Divisional Sales Manager	Sr. Vice President

Nojima, Sachiko	Manager, Operations	Sr. Vice President

O’Connell, Gillian	Manager of Operations	Sr. Vice President

Okamura, Shigeki	Account Manager	Sr. Vice President

Ollenburger, Loren P.	Account Mgr - Advisory	Sr. Vice President

Perez, Keith	Senior Developer	Sr. Vice President

Peterson, Danford O.	Portfolio Manager	Sr. Vice President

Phillipson, Daniel	Product Manager	Sr. Vice President

Pothalingam, Ketishwaran Somasunderam	Portfolio Manager	Sr. Vice President

Potthof, Axel	Portfolio Manager	Sr. Vice President

Putnicki, Matthew S	Portfolio Risk Manager	Sr. Vice President

Putyatin, Vladyslav	Portfolio Manager	Sr. Vice President

Qiu, Ying	Portfolio Manager, ABS-MBS	Sr. Vice President

Qu, Wendong	Financial Engineer	Sr. Vice President

Rahman, Lupin	Portfolio Manager	Sr. Vice President

Ratner, Joshua D.	Attorney	Sr. Vice President

Reimer, Ronald M.	Senior Manager	Sr. Vice President

Reisz, Paul W.	Product Manager	Sr. Vice President

Repoulis, Yiannis	Account Manager	Sr. Vice President

Ron, Uri	Asset Specialist	Sr. Vice President

Rudman, Stephen M.	Head of Internal Sales Desk	Sr. Vice President

Schaus, Stacy Leigh	Account Manager	Sr. Vice President

Schulist, Stephen O.	Financial Engineer	Sr. Vice President

Schultes, Adrian O.	Account Manager	Sr. Vice President

Schwetz, Myckola	Financial Engineer	Sr. Vice President

Sejima, Toru	Acct Mgr, Clnt Svcs-Pens	Sr. Vice President

Seksaria, Rahul M.	Portfolio Manager	Sr. Vice President

Shaw, Matthew D.	Account Manager	Sr. Vice President

Sheehy, Erica H.	Compliance	Sr. Vice President

Shepherd, Julie M.	Manager, AM Support	Sr. Vice President

Skobtsov, Ivan	Portfolio Manager	Sr. Vice President

Smith, Kenton Todd	ABS/MBS Analyst	Sr. Vice President

Smith, Zachary T	Business Development Officer	Sr. Vice President

Sonner, Michael	Portfolio Manager	Sr. Vice President

Springer, Jeffrey	Account Manager	Sr. Vice President

Stairs, Ben Holt	Divisional Sales Manager	Sr. Vice President

Stauffer, Christina	Account Manager	Sr. Vice President

Steele, Scott Patrick	Account Manager	Sr. Vice President

Strauch,Joel Edward	Account Manager	Sr. Vice President

Struc, Alexandru	Portfolio Manager	Sr. Vice President

Suskind, Donald W.	Product Manager	Sr. Vice President

Takeuchi, Ichiro	Account Manager	Sr. Vice President

Teceno, Frederick S.	Divisional Sales Manager	Sr. Vice President

Teceno, Frederick S.	Divisional Sales Manager	Sr. Vice President

Name	Title	Officer Title
Terry, Michael A.	Account Manager	Sr. Vice President

Theodore, Kyle J.	Account Manager	Sr. Vice President

Thomas, Mark G.	Dir of Managed Accounts	Sr. Vice President

Thompson, Michael Frazier	Head of Wealth Mgmt Asia	Sr. Vice President

Trevithick, Natalie	Portfolio Manager	Sr. Vice President

Trovato, Michael J.	Account Manager	Sr. Vice President

Tsubota, Shiro	Head of Operations, Tokyo	Sr. Vice President

Tsubota, Takeshi	Account Manager	Sr. Vice President

Tuttle, Melissa	Equity Trader	Sr. Vice President

Vallarta-Jordal, Maria-Theresa F.	Attorney	Sr. Vice President

van Akkeren, Marco	Portfolio Manager ABS-MBS	Sr. Vice President

van Bezooijen, Jeroen Teunis Steven	Product Manager, LDI	Sr. Vice President

van Zoelen, Henk Jan	Account Mgr	Sr. Vice President

Walker, Trent W.	Financial Reporting Mgr	Sr. Vice President

Watchorn, Michael C.	Port Mgr/Anly, Dist Cred	Sr. Vice President

Watford, Charles	Credit Research Analyst	Sr. Vice President

Werber, Keith Adam	Cash Desk Manager	Sr. Vice President

White, Timothy C.	Account Manager	Sr. Vice President

Whitton, Bransby M.	Real Return Product Manager	Sr. Vice President

Wild, Christian	Credit Research Analyst	Sr. Vice President

Winters, Kevin Michael	Account Manager	Sr. Vice President

Wittkop, Andrew T.	Portfolio Manager	Sr. Vice President

Witzler, Jochen	Head of Legal, Germany	Sr. Vice President

Wolf, Greggory S.	Fund Operations Manager	Sr. Vice President

Xue, Qing	Financial Engineer	Sr. Vice President

Yang, Jing	Structured Credit Assoc	Sr. Vice President

Zahradnik, Natalie Joy	ETF Strategist	Sr. Vice President

Zerner, Mary Alice	Head of Mktg Comm	Sr. Vice President

Adamec, Filip	Credit Analyst	Vice President

Adatia, Tina	Account Manager	Vice President

Agrawal, Shantanu	Distressed Credit Analyst	Vice President

Agredano, Carlos	Financial Engineer	Vice President

Aguirre, Steven F.	Account Manager	Vice President

Ahmedov, Berdibek	Product Mgr, Real Return	Vice President

Althof, Michael	Portfolio Manager	Vice President

Arif, Hozef	Portfolio Manager	Vice President

Arora, Bhanu	Financial Engineer	Vice President

Aspinall, Karen A.	Attorney	Vice President

Azznara, Matthew J	Sr. Web Project Manager	Vice President

Barnes, Donna E.	FINRA Prin & Compl Mgr	Vice President

Barnes, Michael	Senior Compliance Officer	Vice President

Bathurst, Anna C.	Executive Assistant	Vice President

Beard, Christopher	Manager, Compliance	Vice President

Benson, Sandra M.	Sr. Corporate Paralegal	Vice President

Bertolo, Matteo	Account Manager	Vice President

Betelman, Dimitri L	Software Development Manager	Vice President

Name	Title	Officer Title
Bewernitz, Jamie L.	Supervisor Communications	Vice President

Bierman, Dave H.	Infrastructure Manager	Vice President

Black, Maybel Marte	Account Manager	Vice President

Boehm, Timo	Portfolio Manager	Vice President

Bolton, Laurence Edwin	Attorney	Vice President

Bosner, Zeljka	Credit Analyst	Vice President

Boyd, C Robert	Senior Structure Analyst	Vice President

Boyd, Carlton B.	Spvsr Communications	Vice President

Bradshaw, Daniel Harold	Supervisor	Vice President

Bramblett, Andrew C.	Senior Software Developer	Vice President

Brandl, Michael	Portfolio Manager	Vice President

Brescini, Katie Louise	Manager	Vice President

Bright, John	Portfolio Associate	Vice President

Brons, Jelle	Portfolio Manager	Vice President

Brownell, Michael A.	Product Engineer	Vice President

Brune, Christopher P.	Portfolio Manager	Vice President

Burbano, Esteban	Product Manager	Vice President

Burdian, Michael R.	Port Assoc, Collateral	Vice President

Burns, Robert	Account Manager	Vice President

Caltagirone, Christopher	Portfolio Manager	Vice President

Cao-Garcia, Sabrina E.	Compliance Manager	Vice President

Chandra, Michael G.	Account Manager	Vice President

Chen, Lei	Financial Engineer	Vice President

Cheng, Audrey Lee	Attorney	Vice President

Cheong, Jennifer	Senior Business Analyst	Vice President

Cheung, Elaine Y L	Compliance Manager	Vice President

Chin, Mark	Credit Analyst	Vice President

Chin, Tracy	Credit Analyst	Vice President

Choi, Christine J.	HR Analytics	Vice President

Chopra, Amit	Portfolio Manager	Vice President

Chung, Alice W.	Key Account Manager	Vice President

Colasuonno, Richard T.	Account Manager	Vice President

Colombo, Cindy	Fund Operations	Vice President

Cooke, Anthony H.	Software Developer	Vice President

Cornelius, Darryl Paul	Product Specialist	Vice President

Cortes Gonzalez, Ana	Portfolio Manager, ABS	Vice President

Cotten, Lesley Elizabeth	Value Add Marketing Mgr	Vice President

Cottier, Monica Louise	Human Resources Manager	Vice President

Dabhi, Paresh Bhikhubhai	Quality Assurance Manager	Vice President

Dahlhoff, Juergen	Credit Research Analyst	Vice President

Danielsen, Birgitte	Account Manager	Vice President

Danik, Anna	Account Manager	Vice President

Das, Aniruddha	Account Manager	Vice President

David, Evan Allen	Software Development Mgr	Vice President

Davis, Mike J.	Lead Developer	Vice President

De Bellis, Mary	CIO Portfolio Associate	Vice President

Name	Title	Officer Title
De Lorenzo, Nicola A.	Business Mgt Associate	Vice President

de Segundo, Charles Sempill	Account Manager	Vice President

De Wachter, Stefan	Portfolio Manager	Vice President

Deitsch, Chaya S.	Sr. Marketing Writer	Vice President

Della Maria, Katherine K.	Account Manager	Vice President

Denis, Patrice	Account Manager	Vice President

Dewey, John E	Account Manager - Key Accounts	Vice President

Dewitt, Andrew Lowry	Port Assoc, Commodities	Vice President

Dieterle, Sean W.	Senior Product Specialist	Vice President

Dilek, Burcin	Team Lead Allianz KAG Sup	Vice President

Dittrich, Hanno	Head of ACE Compliance	Vice President

Dolan, Joseph P.	Portfolio Risk Manager	Vice President

Dombrovsky, Anton	Product Manager	Vice President

Dorsten, Matthew P.	Financial Engineer	Vice President

Dragesic, Anna	Product Manager	Vice President

Dugan, Travis J.	Derivatives Confirm Mgr	Vice President

Edwards, Ben Matthew	Account Manager	Vice President

Egawa, Tsuyoshi	Account Mgr, Institution	Vice President

Ellis, Edward L.	Account Manager	Vice President

Ellis, Michele Noel	Fund Operations	Vice President

Eltz, Antoinette	Account Manager	Vice President

English, Robert John	Account Manager	Vice President

Erdmann, Shannon Elizabeth	Portfolio Associate	Vice President

Evans, Stefanie D.	Sr Mortgage Credit Anlyst	Vice President

Eytle, Kaz	Team Leader	Vice President

Fejdasz, Melissa A.	Contracts Admin Manager	Vice President

Finder, Steven M.	Senior Recruiter	Vice President

Finkenzeller, Thomas	Portfolio Manager	Vice President

Flaherty III, Michael F.	Senior Compliance Officer	Vice President

Forsyth, Andrew C.	Head, Bus Dev Canada	Vice President

Fowler, Ellen	Executive Assistant	Vice President

Frederick, Jeffrey A.	Private Wealth Acct Mgr	Vice President

Froehlich, Frank	Compliance Officer	Vice President

Galaz, Ignacio	Account Manager	Vice President

Gandhi, Jaynthi K	Senior Compliance Officer	Vice President

Gannaway, Russell D.	CMBS Credit Analyst	Vice President

Garza, Rudolph Anthony	Account Manager	Vice President

Geneuglijk, Monique Esther	Compliance Officer	Vice President

Georgiou, Patrice	Internal Sales Desk Manager	Vice President

Gibbons, Michaela Ann	Key Account Manager	Vice President

Gorman, Brett P	Stable Value Account Mgr	Vice President

Gourley, Eric Alan	Senior Analyst	Vice President

Grady, Myrrha H.	Manager	Vice President

Graves, Zoya Schoenholtz	Global Strategic Mktg&Ad	Vice President

Gray, Kevin M.	Account Manager	Vice President

Greenwald, Joseph Michael	Sr. Portfolio Associate	Vice President

Name	Title	Officer Title
Grigorian, Arshavir	Software Engineer	Vice President

Grimm, Anna Anastasia	Financial Engineer	Vice President

Groslin, Eric	Sr Marketing Associate	Vice President

Grzesik, Marco	Head, Bus Dev France	Vice President

Gu, Haidi	Portfolio Manager	Vice President

Haaf, Tim	Portfolio Manager	Vice President

Hall, George Edward	Middle Office Manager	Vice President

Harry, Seon L	Fund Operations	Vice President

Hart, Ryan M.	Product Manager	Vice President

Hartl, Alexander	Marketing Account Manager	Vice President

Hauschild, Matthew Richard	Senior Developer	Vice President

Heilman, Allison M.	Human Resources Manager	Vice President

Heravi, Kaveh Christian	Technology Manager	Vice President

Herlan, Hans Joerg	Portfolio Manager	Vice President

Hirschauer, Inge Caroline	Portfolio Associate	Vice President

Huang, Jiaying	Credit Analyst	Vice President

Huerta, Maryam	Senior Pricing Manager	Vice President

Ingraham, Alexandria E.	Manager	Vice President

Jacobs, Brian Harold	Account Manager	Vice President

Jaffer, Salim	Account Manager	Vice President

Jain, Rachit	Advisory Analyst	Vice President

Jayanty, Nagendra	Portfolio Manager	Vice President

Johnson, Kelly	Account Manager	Vice President

Jordan, Daniel V.	Fin Business Analyst	Vice President

Kagy, Steven Ryan	Client Service Specialist	Vice President

Kang, Hojung	Credit Analyst	Vice President

Kapadia, Zubin Viraf	Credit Analyst	Vice President

Kaura, Baljit	Legal and Compliance, Canada	Vice President

Kelting, Julia	Portfolio Manager	Vice President

Kemp, Christopher E.	Portfolio Manager	Vice President

Kennedy, Gregory Joseph	Distressed Credit Analyst	Vice President

Kim, Aaron Hyun	Attorney	Vice President

Kim, Lisa	Product Engineer	Vice President

Kim, Paul Sang Jin	Product Manager	Vice President

Kimura, Souichi	Account Mgr, Remarketing	Vice President

Kingston, Rafer Alexander	Account Manager	Vice President

Kishimoto, Yayoi	Account Manager	Vice President

Klawitter, Patricia	Senior Product Specialist	Vice President

Kleinhans, Joern	Prod. Engineer - Advisory	Vice President

Klug, Harald	Account Manager	Vice President

Kothari, Sunil Omprakash	ABS Portfolio Manager	Vice President

Kraninger, Elizabeth Tech	CRM Func Business Analyst	Vice President

Kumar, Mukund	Sr Developer/Fin Engineer	Vice President

Kuraja-Vrdoljak, Antonija	Team Lead MMO Derivatives	Vice President

Lam, Chee Yang	Portfolio Risk Manager	Vice President

Lang, Eddie F	Strategic Ops Project Mgr	Vice President

Name	Title	Officer Title
Lange, Thomas	Portfolio Manager	Vice President

Lantz, Adam	Attorney	Vice President

Leong, Chon-Ian	Alternatives	Vice President

Leong, Foong Ching	Funds Admin Manager	Vice President

Levine, Andrew H	Attorney	Vice President

Lilly III, Frederick Vivan	Account Manager	Vice President

Lim, Jaclyn Hwei Yin	Account Manager	Vice President

Lin, Yangxu	Senior Financial Analyst	Vice President

Linder, Astrid	Product Manager	Vice President

Lisenkov, Maksim	Fin Business Analyst	Vice President

Liwski, Michael V.	Mgr, Client Report & Pres	Vice President

Lofdahl, Christopher F.	Account Manager	Vice President

Loh, Cynthia Elizabeth Yue-Ling	Account Manager	Vice President

Long, Hui	Financial Engineer	Vice President

Lopez, Joy Lynn	Tax Manager	Vice President

Loriferne, Matthieu Hubert Felix	Credit Analyst	Vice President

Love, David Bernard	Account Manager	Vice President

Lucarelli, Michael	Marketing Account Manager	Vice President

Madan, Arjun	Portfolio Manager	Vice President

Makhdumi, Naila	Account Manager	Vice President

Manseau Guerdat, Chantal Marie Helene	Account Manager	Vice President

Marr, Bradley J.	Credit Analyst	Vice President

Martini, Nadege	Portfolio Manager	Vice President

Martinschledde, Juergen	Quantitative Analyst	Vice President

Matos, Gabriel	Asst Dir of Managed Acct	Vice President

Matsuo, Fumiko	Account Manager	Vice President

Mayershofer, Veronika	Portfolio Associate	Vice President

McCann, Patrick Murphy	Global Operations	Vice President

McCarthy, Sean M.	Corporate Credit Analyst	Vice President

McElwaine, Haley Elizabeth	Account Manager	Vice President

McIntosh, Marshall Nolan	Sr.Mkt Mgr.PartnershipMkt	Vice President

McLenaghan, Matthew	Account Manager	Vice President

Medema, Lalantika	Structured Credit Assoc	Vice President

Merz, Frederic	Portfolio Manager	Vice President

Metsch, Mark E.	Financial Engineer	Vice President

Metzbower, Marion	Senior Key Accounts Manager	Vice President

Micali, Carlo	Account Manager	Vice President

Middleton, Sarah Elizabeth	Mgr, Emp Actv/Outreach	Vice President

Mieth, Roland	Portfolio Manager, EM	Vice President

Miller, Peter	Account Manager-Insurance	Vice President

Minamisawa, Hidetoshi	Account Manager	Vice President

Miny, Julie-Anna	Account Manager	Vice President

Moeljanto, Lanny H.	Manager	Vice President

Morrison, John Edward	Account Manager	Vice President

Mueller, Markus	Portfolio Manager	Vice President

Murano, Yuko	HR Manager	Vice President

Name	Title	Officer Title
Narens, Joseph A	Credit Analyst	Vice President

Neumeyer, Christopher D.	Distressed Credit Analyst	Vice President

Nguyen, Luyen Dinh	Infrastructure Manager	Vice President

Nocera, Maddalena	Re-Marketing Manager	Vice President

Nunziata, Cristina	Account Manager	Vice President

O’Brien, Sarah Patricia	Account Manager	Vice President

O’Connor, Brooke Leahy	Key Account Manager	Vice President

O’Connor, Lindsey E	Advisory CMBS Asset Expert	Vice President

Okuma, Sachiko	Account Manager	Vice President

Olazabal, Joshua A	Credit Analyst	Vice President

O’Shea, Seamus M.	Portfolio Associate	Vice President

Otterbein, Marie S.	Spvsr Producer Group	Vice President

Paliwal, Amit Kumar	Asset Analyst	Vice President

Parikh, Bijal Y.	Manager	Vice President

Pawliczek, Steven Mark	Credit Analyst	Vice President

Pedersen, Niels Kjaeroaard	Finan Eng Clnt Analytics	Vice President

Pejavar, Sheila M.	Account Manager	Vice President

Pena, Joel Arias	Account Manager	Vice President

Perez, Iohan	Portfolio Manager	Vice President

Peterson, Carrie E	Product Manager	Vice President

Pfohlman, Donald	Supervisor	Vice President

Pittluck, Brian J.	Fund Operations Manager	Vice President

Plotke, Chad D.	Account Manager	Vice President

Pompa Jr., William Frank	Account Manager	Vice President

Pont, Nicholas James	Remarketing Acct Manager	Vice President

Porras, Juan C.	Financial Engineer	Vice President

Porter, David Brian	Account Manager	Vice President

Porter, Mukya Sue Denise	Senior Compliance Officer	Vice President

Price, Rosamond Jane	Remarketing Acct Manager	Vice President

Pricer, Jesse L.	Account Manager	Vice President

Proeve, Maren	Credit Research Analyst	Vice President

Purani, Chitrang K.	Portfolio Mgr, Insurance	Vice President

Qi, Peishen	Fin Engnr / Quant Devlpr	Vice President

Qiao, Yi	Portfolio Manager	Vice President

Rafiei, Meymanet	Manager	Vice President

Rahari, Pierre-Yves	Manager, Shareholder Svcs	Vice President

Rajaie, Emad Mohsin	Account Manager	Vice President

Rana, Javed	Business Development Account Manager	Vice President

Reid, Michael	Media Relations	Vice President

Reimer, Danelle J.	Trading Floor Manager	Vice President

Reynolds, Joel D.	Compliance Officer	Vice President

Richards, Karen Elizabeth	Compliance Officer	Vice President

Riendeau, Kevin	Business Manager	Vice President

Rimle, Juerg	Head of Wholesale Swiss	Vice President

Robinson, Laura	CIO Portfolio Associate	Vice President

Rowe, Cathy T.	Administrative Port Mgr	Vice President

Name	Title	Officer Title
Rudolph, Lynn Marie	Senior HR Generalist	Vice President

Ruebesam, Roland	Credit Research Analyst	Vice President

Sakane, Yoshiyuki	Account Manager	Vice President

Salastekar, Deepa A	Account Manager	Vice President

Sanathara, Rushant A.	Account Manager	Vice President

Sasaki, Stacie Sue	Campus Recruiter	Vice President

Schneider, Patrick	Portfolio Manager	Vice President

Schuetz, Christian	Credit Research Analyst	Vice President

Schwab, Gerlinde	Portfolio Manager	Vice President

Schwab, Stephen D.	Head of DC Sales Support	Vice President

Scibisz, Iwona E.	Account Manager	Vice President

Scorah, Ian	Legal Counsel	Vice President

Serafino Jr., George P.	Developer	Vice President

Sesay, Therenah	Mgr Account Associate	Vice President

Shah, Sapna Kiran	Account Manager	Vice President

Shimono, Dennis C.	Compliance Officer	Vice President

Shiroyama, Taro	Account Manager	Vice President

Shvetz, Brendon	Portfolio Manager	Vice President

Simonian, Joseph Sooren	Finan Eng Clnt Analytics	Vice President

Singal, Alka	Account Manager	Vice President

Singh, Anil	Operations/FE Support Mgr	Vice President

Skov, Kimble E.	Account Manager	Vice President

Slone, Eric Foster	Asset Information Manager	Vice President

Snow, Stephen Kimball	Tax Manager, Alternative Products	Vice President

Soto, Alyssa Michele	Manager	Vice President

Spandri, Tobias	Portfolio Manager	Vice President

Spicijaric, Jennifer N.	Fails Management	Vice President

Stahnke, Oliver	Portfolio Associate	Vice President

Stancil, Thomas Arin	GIPS Compliance Manager	Vice President

Steiner, Jason Robert	ABS Credit Analyst	Vice President

Stravato, Richard	Account Manager	Vice President

Takizuka, Hikaru	Compliance Manager	Vice President

Tam, Joe	Manager	Vice President

Tamura, Maiko	Credit Analyst	Vice President

Telish, Christine M.	Account Manager	Vice President

Tersin, Dominique	Portfolio Manager	Vice President

Tiwari, Ashish	Product Manager	Vice President

To, Steven P.	Software Development Mgr	Vice President

Tomlinson, Brian	Portfolio Manager	Vice President

Traber, Eva-Maria	Portfolio Associate	Vice President

Tracy, Lauren Rita	Account Manager	Vice President

Tran, Loc Khanh	Sr Database Administrator	Vice President

Tredwell, Alonzo S.	Account Manager	Vice President

Trinidad, Ronaele K.	Treasury Manager	Vice President

Tsagogeorgas, Gregory	Business Development Account Manager	Vice President

Tsu, Bryan	Portfolio Analyst	Vice President

Name	Title	Officer Title
Tu, Chong	Financial Engineer	Vice President

Upadhyay, Nishant	Portfolio Manager	Vice President

van Houden, John Pascal	Financial Business Analyst	Vice President

Veit, Konstantin	Head of Trade Support	Vice President

Velasco, Christine Ann	Manager	Vice President

Velicer, Erik A.	Manager	Vice President

Verma, Monica	Retail Operations	Vice President

Vigen, Karen K.	Compliance Manager	Vice President

Villaveces, Cesar	CMBS Asset Expert	Vice President

von der Linden, Gregory S	Recruiting	Vice President

Walenbergh, Mark	Account Manager	Vice President

Walny, Ronit M.	Product Manager	Vice President

Walsh, Masako	Sr Global Project Mgr	Vice President

Walther, Kasten	Portfolio Manager	Vice President

Warner IV, Hansford B.	Structured Credit Analyst	Vice President

Washington, Alton L.	Account Manager	Vice President

Webb, Jonathan Daniel	Account Manager	Vice President

Weinberger, Michele Deborah	Account Manager	Vice President

Wendler IV, Paul Frederick	Middle Office Manager	Vice President

White, John Norton	Financial Writer	Vice President

Whitewolf, Lance E.	Funds Statistics	Vice President

Wildermuth, Paul T.	Manager	Vice President

Williams III, Charles A	Office Services & Support	Vice President

Williams, Graeme Carey	C++ Programmer	Vice President

Williams, Jason A.	Portfolio Manager	Vice President

Wong, Lincoln H.J.	Operations/Middle Ofc Mgr	Vice President

Wong, Tammy Nguyen	CRM Functional Lead	Vice President

Xu, Chen	Portfolio Manager	Vice President

Xu, Jianghua	Senior Software Developer	Vice President

Xu, Liqing	Financial Engineer	Vice President

Yan, Zhidong	Senior Developer	Vice President

Yap, Katina Lay Yong	Finance & Admin Manager	Vice President

Yasnov, Vadim Igorevich	Financial Engr/Developer	Vice President

Yildiz, Sadettin	Portfolio Manager	Vice President

Yin, Haining	Product Manager	Vice President

Yip, Jonathan	Credit Analyst	Vice President

Yip, Paul Sin	Manager, Database Admin	Vice President

Yoon, Jinhy	Credit Analyst	Vice President

Yoon, Kenneth G.	Manager	Vice President

Yoshida, Taizo	Account Manager	Vice President

Yu, Anna W.	Account Manager	Vice President

Yu, Qinzhu	Portfolio Risk Manager	Vice President

Yu, Walter	Senior Software Developer	Vice President

Zhang, Haibin	Asset Analyst	Vice President

Zimmerman, Glen A.	Sr. Marketing Manager	Vice President

RAINIER INVESTMENT MANAGEMENT, INC. (“RAINIER”)

The following are the names and principal occupations of the principal executive officer and each director of Rainier. The address of the principal executive officer and each director is 601 Union Street, Seattle, Washington 98101.

Name	Principal Occupation
James M. Margard	Chairman of the Board and Chief Investment Officer (1991)

Mark W. Broughton	Senior Equity Portfolio Manager (2002)

Mark H. Dawson	Senior Equity Portfolio Manager (1996)

Andrea L. Durbin	Senior Equity Portfolio Manager (2002)

Peter M. Musser	Senior Equity Portfolio Manager (1994)

Kurt Polk	Global Head of Distribution (2002)

James M. Ridgeway	President and Chief Executive Officer (2005)

TEMPLETON INVESTMENT COUNSEL, LLC (“TEMPLETON”)

Executive Officers

Donald F. Reed - Chairman and Chief Executive Officer

Gary P. Motyl - President

Madison S. Gulley - Executive Vice President

Gregory E. McGowan - Executive Vice President

Cynthia L. Sweeting - Executive Vice President/ Director of Research

Peter A. Nori - Executive Vice President/ Portfolio Manager- Research Analyst

T. ROWE PRICE ASSOCIATES, INC. (“T. ROWE PRICE”)

Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“T. Rowe Price Group”) owns 100% of the stock of T. Rowe Price Associates, Inc. T. Rowe Price Group is a Maryland corporation and was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Savings Bank (“Savings Bank”), a wholly owned subsidiary of Price Associates, was organized in Maryland in 2000 as a federally chartered savings bank. The Savings Bank provides federally insured bank products to a national customer base.

T. Rowe Price International, Inc. (“TRPI”) was incorporated in Maryland in 1979 and provided investment management services with respect to foreign securities for registered investment companies and other institutional investors. TRPI was formerly registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and was also registered or licensed with the United Kingdom Financial Services Authority (“FSA”), the Monetary Authority of Singapore (“MAS”), and the Securities and Futures Commission of Hong Kong (“SFC”). TRPI was merged into Price Associates in 2010.

T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, was organized in 2000 as a United Kingdom corporation. In 2010, the corporation changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd (“T. Rowe Price International”). T. Rowe Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also registered or licensed with the FSA, the Kanto Local Finance Bureau, and the Financial Services Agency of Japan. T. Rowe Price International sponsors and serves as adviser to foreign collective investment schemes and is responsible for marketing and client servicing for non-U.S. clients. T. Rowe Price International provides investment management services to registered investment companies and other institutional investors, and may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, and/or T. Rowe Price Singapore Private LtdT. Rowe Price International also acts as sponsor, investment manager, and primary distributor of the TRP Funds SICAV. T. Rowe Price International is headquartered in London and has several other branch offices around the world.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of T. Rowe Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Hong Kong serves as a subadviser to registered investment companies and other commingled products for which T. Rowe Price International serves as adviser, and provides investment management services for other clients who seek to primarily invest in the Asia-Pacific securities markets.

T. Rowe Price Singapore Private Ltd (“Price Singapore”), a wholly owned subsidiary of T. Rowe Price International, was organized as a Singapore limited private company in 2010. Price Singapore holds a Capital Markets Service License in Fund Management with the MAS and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Singapore serves as a subadviser to registered investment companies, and may provide investment management services for institutional clients and certain commingled products for which T. Rowe Price International serves as adviser.

T. Rowe Price Global Asset Management Limited (“Global Asset Management”), was a U.K. corporation, and was formerly licensed with the FSA and registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Global Asset Management was dissolved and liquidated in 2010.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor for any proprietary variable annuity products and section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and nonqualified employee benefit plans, individual retirement accounts, and common trust funds.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988 and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. TRP Canada is also registered with the Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, and the Autorité des Marchés Financiers in Quebec. TRP Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to Price Associates, T. Rowe Price International, Price Hong Kong, and/or Price Singapore.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc. (“TRP Finance”) was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets. TRP Finance was merged into Price Associates in 2009.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management SARL is a Luxembourg company, incorporated on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). The Company acts as the sponsor of certain Luxembourg FCPs, and is charged with the administration and management of the funds. The Company outsources all functions associated with such administration and management.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

James T. Brady, Director of T. Rowe Price Group. Mr. Brady is the Mid-Atlantic Managing Director of Ballantrae International, Ltd., a management consulting firm. He currently serves on the Board of Directors of Nexcen Brands, Inc., an owner, manager, and developer of intellectual property; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

J. Alfred Broaddus, Jr., Director of T. Rowe Price Group. Mr. Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr. Broaddus’ address is 4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr., Director of T. Rowe Price Group. Mr. Hebb is the chairman of, and from 1990-2007 was the managing general partner of, ABS Capital Partners. Mr. Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Robert MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, ON M5K 1N9. He also serves on the boards of directors of Ace Aviation Holdings Inc. and Maple Leaf Sports Entertainment.

Dr. Alfred Sommer, Director of T. Rowe Price Group. Dr. Sommer served as dean of the Johns Hopkins Bloomberg School of Public Health from 1990 to 2005. He continues to serve as Dean Emeritus and professor of ophthalmology, epidemiology, and international health at this institution; Director of BD, Inc., a medical technology company; Chairman of the Micronutrient Forum; Director of the Lasker Foundation; and senior medical advisor for Helen Keller International. Dr. Sommer’s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group. From 1998-2009, Mr. Taylor was president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust. He is a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Capitol College, and Lincoln University. Mr. Taylor’s address is 22 Stone Gate Court, Pikesville, Maryland 21208.

Anne Marie Whittemore, Director of T. Rowe Price Group. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds (Price Associates, Price Hong Kong, Price International, and Price Singapore):

Name	Company Name	Position Held With Company
Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Director Vice President

	T. Rowe Price International Ltd	Director

	T. Rowe Price (Luxembourg) Management SARL	Director President – International Equity

	T. Rowe Price Singapore Private Ltd	Director Vice President

Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President

	T. Rowe Price Associates, Inc.	Director Vice President

	T. Rowe Price (Canada), Inc.	Director President

	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President

	T. Rowe Price Insurance Agency, Inc.	Director President

	T. Rowe Price International Ltd	Chief Executive Officer Chairman of the Board Director

	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President

	T. Rowe Price (Luxembourg) Management SARL	Director

	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director

	T. Rowe Price Savings Bank	Chairman of the Board Director

	T. Rowe Price Services, Inc.	Chairman of the Board Director

	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President

Jeremy M. Fisher	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President

	T. Rowe Price International Ltd	Chief Compliance Officer Vice President

	T. Rowe Price Singapore Private Ltd	Chief Compliance Officer Vice President

John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer

	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President

	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Investment Services, Inc.	Vice President

Ian D. Kelson	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price International Ltd	President – International Fixed Income

James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President

	T. Rowe Price Group, Inc.	Chief Executive Officer Director President

	T. Rowe Price International Ltd	Director Vice President

Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer

	TRP Colorado Springs, LLC.	President

	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer

	TRP Office Florida, LLC	President

	TRP Suburban, Inc.	Director President

	TRP Suburban Second, Inc.	Director President

Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President

	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President

	T. Rowe Price Trust Company	Vice President

R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price (Canada), Inc.	Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe International Ltd	Director President – International Institutional Services

	T. Rowe Price Investment Services, Inc.	Vice President

	T. Rowe Price (Luxembourg) Management SARL	Director

	T. Rowe Price Retirement Plan Services, Inc.	Vice President

	T. Rowe Price Trust Company	Vice President

	TRPH Corporation	Director President
William W. Strickland, Jr.	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President

William J. Stromberg	T. Rowe Price Associates, Inc.	Director Vice President

	T. Rowe Price (Canada), Inc.	Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Vice President

	T. Rowe Price International Ltd	Vice President

	T. Rowe Price Singapore Private Ltd	Vice President

	T. Rowe Price Trust Company	Vice President

Christine To	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Director Vice President

Keswaral Visuvalingam	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Vice President

	T. Rowe Price Singapore Private Ltd	Chief Executive Officer Director Vice President

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (“WRIMCO”)

Waddell & Reed Investment Management Company (“WRIMCO”) is an indirect subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 62201-9217. WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios and Waddell & Reed InvestEd Portfolios since each company’s inception.

WRIMCO Directors and Officers

HENRY J. HERRMANN

President and CEO (since 1993), Director (since 1991), and Chairman of the Board (since 2005)

Hire Year 1971

Education: New York University – BS 1966 Chartered Financial Analyst

MIKE L. AVERY

Executive Vice President and Executive Vice President (since 2005) and Director (since 2007)

Hire Year 1981

Education: University of Missouri – BS, Saint Louis University - MBA 1981

PHILIP J. SANDERS

Senior Vice President (since 2000) and Chief Investment Officer (since 2010)

Hire Year: 1998

Education: University of Michigan - BA 1980, University of North Carolina at Charlotte - MBA 1986, Chartered Financial Analyst

JOHN E. SUNDEEN, JR.

Director (since 2001), Executive Vice President and Chief Administrative Officer (since 2004)

Hire Year 1983

Education: University of Kansas – BS 1983, University of Missouri/Kansas City - MBA, 1986 Chartered Financial Analyst

GILBERT C. SCOTT

Senior Vice President and Portfolio Manager (since 2003)

Hire Year 1997

Education: University of Massachusetts- BBA 1989, University of Texas- MBA 1995, Chartered Financial Analyst

BRENT K. BLOSS

Treasurer (since 2004)

Hire Year 2002

Education: Southwest Missouri State University-B.S. in Accounting 1991, C.P.A.

LAWRENCE J. CIPOLLA

Chief Operations Officer and Senior Vice President (since 2004)

Hire Year 1995

Education: University of Missouri at Warrensburg, University of Missouri at Kansas City, University of Wisconsin Graduate School of Banking

DANIEL P. CONNEALY

Chief Financial Officer and Senior Vice President (since 2004) and Director (since 2005)

Hire Year 2004

Education: Rockhurst University (1968) - BSBA in Accounting, C.P.A.

WENDY J. HILLS

Associate General Counsel (since 2000), Secretary (since 2004), and Senior Vice President (since 2007)

Hire Year 1998

Education: University of Kansas - BA, 1993, University of Kansas - School of Law 1997

KRISTEN A. RICHARDS

Associate General Counsel (since 2000), Chief Compliance Officer (since 2001), and Senior Vice President (since 2007)

Hire Year 1995

Education: University of Kansas - BA, 1991, University of Kansas - School of Law – JD, 1994.

DANIEL C. SCHULTE

Senior Vice President and General Counsel (since 2000)

Hire Year 1998

Education: Bethel College - BS, 1988 University of Kansas - School of Law – JD, 1992

WELLINGTON MANAGEMENT COMPANY, LLP (“WELLINGTON MANAGEMENT”)

The principal business address of Wellington Management Company, LLP is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management Company, LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company, LLP, the Fund’s investment subadviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

The following persons are principal executive officers of Wellington Management and are located at the address listed above:

Name	Title

Charles S. Argyle	Managing Director, Partner and Executive Committee Member

Edward P. Bousa	Senior Vice President, Partner and Executive Committee Member

Cynthia M. Clarke	Senior Vice President, Partner and Chief Legal Officer

Wendy M. Cromwell	Senior Vice President, Partner and Executive Committee Member

Selwyn J. Notelovitz	Senior Vice President, Partner and Chief Compliance Officer

Saul J. Pannell	Senior Vice President, Partner and Executive Committee Member

Phillip H. Perelmuter	Senior Vice President, Managing Partner and Executive Committee Member

Edward J. Steinborn	Senior Vice President, Partner and Chief Financial Officer

Brendan J. Swords	Senior Vice President, Managing Partner and Executive Committee Member

Perry M. Traquina	President, Chief Executive Officer, Managing Partner and Executive Committee Member

Vera M. Trojan	Senior Vice President, Partner and Executive Committee Member

James W. Valone	Senior Vice President, Partner and Executive Committee Member

Item 32:	Principal Underwriters

(a)	MML Distributors LLC is the General Distributor of the Trust Shares.

(b)	MML Distributors, LLC is the general distributor for the Registrant.

The following are the names and positions of the officers and directors of MML Distributors, LLC, whose principal office is 1295 State Street, Springfield, Massachusetts 01111-0001:

Elaine A. Sarsynski, Chief Executive Officer, President and Springfield OSJ Supervisor (since 7/21/2009), MML Distributors, LLC; RS Supervisor (since 1/21/2009) and Director (since 11/10/2005), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Chairman and Chief Executive Officer, MassMutual International LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Executive Vice President (Retirement Services), MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Michael Fanning, Member Representative (MassMutual and MassMutual Holding LLC (since 7/15/2009)) and Insurance Operations Supervisor (since 6/29/10), MML Distributors, LLC; Chairman of the Board and Chief Executive Officer (since 12/3/2008), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Executive Vice President and Head of U.S. Insurance Group, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Robert S. Rosenthal, Vice President (since 10/15/2004), Chief Legal Officer (since 10/26/2006) and Secretary (since 10/26/2006), MML Distributors, LLC; Chief Legal Officer, Vice President, Associate General Counsel and Secretary (since 12/4/2006), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Chief Legal Officer and Secretary (since 3/7/2005), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President and Associate General Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Susan Scanlon, Vice President (since 9/29/2009), MML Distributors, LLC; and Vice President, USIG Compliance, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Eric H. Wietsma, Vice President (since 12/9/2009), Retirement Services Supervisor (since 12/5/2006) and Fund Product Distribution Officer (since 12/21/2007), MML Distributors, LLC; and Senior Vice President (Retirement Services), MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Richard Zayicek, Vice President (since 04/27/11) and National Sales Supervisor (since 12/14/2010), MML Distributors, LLC, 200 Cape Cod Way, Mooresville, NC 28117; National Sales Supervisor (since 12/14/2010), MML Investors Services, LLC, 200 Cape Cod Way, Mooresville, NC 28117; and Sales Manager, USIG-National Sales, MassMutual, 200 Cape Cod Way, Mooresville, NC 28117.

Edward K. Duch, III, Assistant Secretary (since 10/15/2004), MML Distributors, LLC; Assistant Secretary (since 3/8/2004), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Secretary (since 3/8/2008), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Assistant Vice President and Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Jennifer L. Dupuis-Krause, Assistant Secretary (since 4/21/2008), MML Distributors, LLC; Assistant Secretary (since 5/15/2008), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Secretary (since 4/22/2008), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Legal Specialist-Law, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Christine Peaslee, Assistant Secretary (since 5/15/2008), MML Distributors, LLC; Assistant Secretary (since 5/15/2008), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Secretary (since 7/14/2009), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001 and Vice President, Corporate Secretary and Associate General Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

William H. McCauley, Jr., Chief Financial Officer and Treasurer (since 9/16/2009) and Assistant Vice President (since 12/21/2007), MML Distributors, LLC; Chief Financial Officer, Treasurer and Assistant Vice President (since 9/16/2009), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Treasurer and Financial Operations Principal (since 9/16/2009), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001.

Bruce C. Frisbie, Assistant Treasurer (since 5/9/2005), MML Distributors, LLC; Assistant Treasurer (since 11/29/2004), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Treasurer (since 4/22/2008), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Assistant Vice President and Associate Treasurer, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Kevin LaComb, Assistant Treasurer (since 5/6/2003), MML Distributors, LLC; Assistant Treasurer (since 11/28/2001), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Assistant Vice President, Corporate Tax, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Donna Watson, Cash and Trading Supervisor (since 5/20/2006) and Assistant Treasurer (since 5/20/2006), MML Distributors, LLC; and Director-RS Fund Operations, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Barbara Upton, Chief Compliance Officer (since 8/19/2009) and Assistant Vice President (since 3/26/2009), MML Distributors, LLC; and Assistant Vice President (Retirement Services-Compliance), MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Kathy Rogers, Continuing Education Officer (since 2/27/2006), MML Distributors, LLC; and Continuing Education Officer (since 3/14/2006), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001.

Stephen Alibozek, Entity Contracting Officer (since 10/21/2008), MML Distributors, LLC; and Director-USIG Sales and Distribution, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Mark Larose, Registration Manager (since 11/10/2009), MML Distributors, LLC; Co-Chief Operations Officer (since 1/6/2009), Assistant Vice President (since 10/20/2009), and Registration Manager (since 9/16/2009), and Call Center Supervisor (since 8/4/2010), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Registration Manager (since 9/16/2009), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Assistant Vice President, USIG-Sales and Distribution, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Domenic Luppino, Chief Technology Officer (since 4/27/2011), MML Distributors, LLC; Vice President (since 4/18/11), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, USIG-Business and Technology Solutions, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Melissa Millan, USIG Product/Sales Supervisor (since 10/21/2008), MML Distributors, LLC; Director (since 5/3/2007) and Variable Life Supervisor (since 8/4/2010), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Senior Vice President, USIG, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Richard J. Byrne, Variable Annuity Supervisor and Variable Annuity Product Distribution Officer (since 11/10/2009), MML Distributors, LLC; Variable Annuity Product Distribution Officer (since 10/20/2009) and Variable Annuity Supervisor (since 8/4/2010), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, USIG-Annuity Products, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Amy Ferrero, Variable Life Product Distribution Officer and Executive Benefits Product Distribution Officer (since 6/29/2010), MML Distributors, LLC; Variable Life Product Distribution Officer and Executive Benefits Product Distribution Officer (since 8/4/2010), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, USIG-Product Management, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Michele White, Enfield OSJ Supervisor (since 11/10/2009), MML Distributors, LLC; Insurance Operations Supervisor (since 8/4/2010), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, USIG-Service and Operations, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

The business address for the officers and directors of MML Distributors, LLC is 1295 State Street, Springfield, Massachusetts 01111-0001.

(c)	Not Applicable.

Item 33:	Location of Accounts and Records

Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

(Declaration of Trust and Bylaws)

MML Series Investment Fund

1295 State Street

Springfield, Massachusetts 01111-0001

(With respect to its services as investment adviser)

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111-0001

(With respect to its services as subadviser)

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(With respect to its services as subadviser)

American Century Investment Management, Inc.

4500 Main Street

Kansas City, Missouri 64111

(With respect to its services as subadviser)

BlackRock Investment Management, LLC

800 Scudders Mill Road

Plainsboro, New Jersey 08536

(With respect to its services as subadviser)

Capital Guardian Trust Company

333 South Hope Street, 53rd Floor

Los Angeles, California 90071-1406

(With respect to its services as subadviser)

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

(With respect to its services as subadviser)

Essex Investment Management Company, LLC

125 High Street, 29th Floor

Boston, Massachusetts 02110

and

1603 Orrington Avenue, Suite 990

Evanston, Illinois 60201

(With respect to its services as subadviser)

Harris Associates L.P.

2 North LaSalle Street

Chicago, Illinois 60602

(With respect to its services as subadviser)

Legg Mason Capital Management, LLC

100 International Drive

Baltimore, Maryland 21202

(With respect to its services as subadviser)

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(With respect to its services as subadviser)

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(With respect to its services as subadviser)

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

(With respect to its services as subadviser)

Rainier Investment Management, Inc.

601 Union Street

Seattle, Washington 98101

(With respect to its services as subadviser)

Templeton Investment Counsel, LLC

Broward Financial Centre, Suite 2100

Fort Lauderdale, Florida 33394

(With respect to its services as subadviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland 21202

(With respect to its services as subadviser)

Waddell & Reed Investment Management Company

6300 Lamar Avenue

Overland Park, Kansas 66202

(With respect to its services as subadviser)

Wellington Management Company, LLP

280 Congress Street

Boston, Massachusetts 02210

(With respect to its services as Sub-Administrator and Custodian)

State Street Bank and Trust Company

200 Clarendon Street, P.O. Box 9130

Boston, Massachusetts 02117-9130

(With respect to their services as counsel)

Ropes & Gray LLP

The Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Item 34: Management Services

Not Applicable.

Item 35: Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 82 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts as of the 6th day of December, 2011.

MML SERIES INVESTMENT FUND

By:	/s/ RICHARD J. BYRNE
Richard J. Byrne
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 82 to the Registration Statement has been signed by the following persons in the capacities as indicated as of the 6th day of December, 2011.

Signature	Title

/S/ RICHARD J. BYRNE Richard J. Byrne	President and Chief Executive Officer

/S/ NICHOLAS H. PALMERINO Nicholas H. Palmerino	Chief Financial Officer and Treasurer

* Richard H. Ayers	Chairman and Trustee

* Allan W. Blair	Trustee

* Mary E. Boland	Trustee

Signature	Title

* R. Alan Hunter, Jr.	Trustee

* Robert E. Joyal	Trustee

* F. William Marshall, Jr.	Trustee

* Elaine A. Sarsynski	Trustee

* Susan B. Sweeney	Trustee

*By:	/s/ ANDREW M. GOLDBERG
Andrew M. Goldberg Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Title of Exhibit

A(4)	Form of Second Amended and Restated Agreement and Declaration of Trust

D(11)	Investment Subadvisory Agreement with Wellington Management Company, LLP for MML Small Cap Growth Equity Fund

D(29)	Amendment # 2 to Investment Subadvisory Agreement with T. Rowe Price Associates, Inc. for MML Equity Income Fund

D(62)	Investment Subadvisory Agreement with Wellington Management Company, LLP for MML Fundamental Value Fund

D(64)	Investment Management Agreement for MML Focused Equity Fund

D(65)	Investment Management Agreement for MML Fundamental Growth Fund

D(66)	Investment Subadvisory Agreement with Harris Associates L.P. for MML Focused Equity Fund

D(67)	Investment Subadvisory Agreement with Wellington Management Company, LLP for MML Fundamental Growth Fund

G(3)	Appendix A to the Custodian Agreement

H(12)	Administrative and Shareholder Services Agreement for MML Focused Equity Fund

H(13)	Administrative and Shareholder Services Agreement for MML Fundamental Growth Fund

H(16)	Appendix A to the Sub-Administration Agreement

H(25)	Expense Limitation Agreement

I(10)	Opinion of Counsel

M(2)	Amended Schedule A to Distribution and Services Plan

N(2)	Amended Schedule A to Rule 18f-3 Plan

P(17)	Code of Ethics for Harris Associates L.P.